    As filed with the Securities and Exchange Commission on January 24, 1997
                                             Registration No. 33-92982
                                             Registration No. 811-9054
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. 4                  X

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 4                         X


                        (Check appropriate box or boxes)

                           WINTHROP OPPORTUNITY FUNDS
               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (212) 892-4000
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                                 277 Park Avenue
                            New York, New York 10172
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Philip H. Harris, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box)

[X ] Immediately upon filing pursuant to paragraph (b)
[   ]     on (date) pursuant to paragraph (b), or
[   ]     60 days after filing pursuant to paragraph (a)(1)
[   ]     on (date) pursuant to paragraph (a)(1)
[   ]     75 days after filing pursuant to paragraph (a)(2), or
[   ]     on (date) pursuant to paragraph (a)(2) of Rule 485

Pursuant to the provisions of Rule 24f-2(a) under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of securities under the Securities Act of 1933. The Registrant will file a Rule 24f-2 Notice within six months after the close of its current fiscal year.

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

      N-1A Item No.                                    Location

      PART A FOR WINTHROP MUNICIPAL MONEY FUND
      AND WINTHROP U.S. GOVERNMENT MONEY FUND

      Item 1.   Cover Page  . . . . . . . . . . .  Cover Page

      Item 2.   Synopsis  . . . . . . . . . . . .  Summary of Money
                                                   Fund Expenses

      Item 3.   Condensed Financial Information .  Not Applicable

      Item 4.   General Description of Registrant  Cover Page;
                                                   Investment
                                                   Objectives, Policies
                                                   and Risk Considerations;
                                                   General Information

      Item 5.   Management of the Fund  . . . . .  Management; General
                                                   Information

      Item 5A.  Management's Discussion of Fund
                Performance . . . . . . . . . . .  Not Applicable

      Item 6.   Capital Stock and Other
                Securities  . . . . . . . . . . .  Introduction; General
                                                   Information; Purchases,
                                                   Redemption and
                                                   Shareholder
                                                   Services; Daily
                                                   Dividends,
                                                   Distributions and
                                                   Taxes

      Item 7.   Purchase of Securities Being
                Offered . . . . . . . . . . . . .  Purchases, Redemptions and
                                                   Shareholder
                                                   Services; Net Asset
                                                   Value; Expenses of
                                                   the Money Funds

      Item 8.   Redemption or Repurchase  . . . .  Purchases,
                                                   Redemptions and
                                                   Shareholder Services

      Item 9.   Pending Legal Proceedings . . . .  Not Applicable

      PART B FOR WINTHROP MUNICIPAL MONEY FUND
      AND WINTHROP U.S. GOVERNMENT MONEY FUND

      Item 10.  Cover Page  . . . . . . . . . . .  Cover Page




      Item 11.  Table of Contents . . . . . . . .  Cover Page

      Item 12.  General Information and History .  General Information

      Item 13.   Investment Objectives and
                 Policies . . . . . . . . . . . .  Investment Policies and
                                                   Restrictions; Portfolio
                                                   Transactions

      Item 14.  Management of the Fund  . . . . .  Management

      Item 15.  Control Persons and Principal
                Holders of Securities . . . . . .  Not Applicable

      Item 16.  Investment Advisory and Other
                Services  . . . . . . . . . . . .  Management; General
                                                   Information

      Item 17.  Brokerage Allocation and Other
                Practices . . . . . . . . . . . .  Portfolio Transactions

      Item 18.  Capital Stock and Other
                Securities  . . . . . . . . . . .  General Information;
                                                   Purchases,
                                                   Redemption and
                                                   Shareholder Services

      Item 19.  Purchase, Redemption and Pricing
                of Securities Being Offered . . .  Purchases, Redemptions and
                                                   Shareholder
                                                   Services; Net Asset
                                                   Value

      Item 20.  Tax Status  . . . . . . . . . . .  Investment Policies
                                                   and Restrictions;
                                                   Daily Dividends,
                                                   Distributions and
                                                   Taxes

      Item 21. Underwriters  . . . . . . . . . .   Expenses of the Money Funds

      Item 22. Calculation of Performance Data .   Investment
                                                   Performance
                                                   Information

      Item 23. Financial Statements  . . . . . .   Not Applicable


      PART A for the Winthrop Developing Markets Fund and the
             Winthrop International Equity Fund

      Item 1.  Cover Page  . . . . . . . . . . .   Cover Page

      Item 2.  Synopsis  . . . . . . . . . . . .   Summary of Equity Fund
                                                   Expenses

      Item 3.  Condensed Financial Information .   Financial Highlights

      Item 4.  General Description of Registrant   Cover Page;


                                                   Investment
                                                   Objectives, Policies
                                                   and Risk
                                                   Considerations;
                                                   General Information

      Item 5.  Management of the Fund  . . . . .   Management; General
                                                   Information

      Item 5A. Management's Discussion of Fund
               Performance . . . . . . . . . . .   Annual Report

      Item 6.  Capital Stock and Other
               Securities  . . . . . . . . . . .   Introduction; General
                                                   Information;
                                                   Purchases,
                                                   Redemption and
                                                   Shareholder
                                                   Services; Dividends,
                                                   Distributions and
                                                   Taxes

      Item 7.  Purchase of Securities Being
               Offered . . . . . . . . . . . . .   Purchases, Redemptions and
                                                   Shareholder
                                                   Services; Net Asset
                                                   Value; Expenses of
                                                   the Equity Funds

      Item 8.  Redemption or Repurchase  . . . .   Purchases,
                                                   Redemptions and
                                                   Shareholder Services

      Item 9.  Pending Legal Proceedings . . . .   Not Applicable

      PART B for the Winthrop Developing Markets Fund and the
             Winthrop International Equity Fund

      Item 10. Cover Page  . . . . . . . . . . .   Cover Page

      Item 11. Table of Contents . . . . . . . .   Cover Page

      Item 12. General Information and History .   General Information

      Item 13. Investment Objectives and
               Policies  . . . . . . . . . . . .   Investment Policies and
                                                   Restrictions; Portfolio
                                                   Transactions; Portfolio
                                                   Turnover

      Item 14. Management of the Fund  . . . . .   Management

      Item 15. Control Persons and Principal
               Holders of Securities . . . . . .   Shares of Beneficial Interest

      Item 16. Investment Advisory and Other
               Services  . . . . . . . . . . . .   Management; General
                                                   Information



      Item 17. Brokerage Allocation  . . . . . .   Portfolio Transactions

      Item 18. Capital Stock and Other
               Securities  . . . . . . . . . . .   General Information;
                                                   Purchases, Redemption and
                                                   Shareholder Services

      Item 19. Purchase, Redemption and Pricing
               of Securities Being Offered . . .   Purchases,
                                                   Redemptions, and
                                                   Shareholder
                                                   Services; Net Asset
                                                   Value

      Item 20. Tax Status  . . . . . . . . . . .   Investment Policies
                                                   and Restrictions;
                                                   Dividends,
                                                   Distributions and
                                                   Taxes

      Item 21. Underwriters  . . . . . . . . . .   Expenses of the Equity Funds

      Item 22. Calculation of Performance Data .   Investment
                                                   Performance
                                                   Information

      Item 23. Financial Statements  . . . . . .  Financial Statements



      PART C

           Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                 Dated January 24, 1997


WINTHROP OPPORTUNITY FUNDS
277 Park Avenue, New York, NY 10172.
Toll Free (800) 225-8011.


Winthrop Opportunity Funds, a Delaware business trust registered as a management investment company (the 'Opportunity Funds'), is currently comprised of four series: the Winthrop Municipal Money Fund (the 'Municipal Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Municipal Fund, the 'Money Funds'), and the Winthrop Developing Markets Fund and the Winthrop International Equity Fund (the 'Equity Funds'), which are offered in a separate prospectus. Each of the Money Funds is open-end and diversified. The Money Funds are designed to afford investors the opportunity to choose between the separately managed funds described below which have differing investment objectives and policies.


A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES


WINTHROP MUNICIPAL MONEY FUND -- Seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities.


WINTHROP U.S. GOVERNMENT MONEY FUND -- Seeks maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.


There can, of course, be no assurance that the Money Funds will achieve their respective investment objectives.

See 'Investment Objectives, Policies and Risk Considerations' for a more detailed description of the investment objectives and policies of the Municipal Fund and Government Fund.


PURCHASE INFORMATION

Shares of the Money Funds may be purchased directly from the Money Funds by using the Share Purchase Application found in this Prospectus, through the Funds' Distributor, Donaldson, Lufkin & Jenrette Securities Corporation, or by contacting your securities dealer.


The minimum initial investment in shares of each Money Fund is $250 and the minimum for subsequent investments is $25. Shareholder accounts established on behalf of the following types of plans will be exempt from the Funds' minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Internal Revenue Code of 1986, as amended (the 'Code'); (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code;
(iv) simplified employee pension (SEP) plans; and (v) savings incentive match plans for employees (SIMPLE). Further information can be obtained from the Money Funds at the address and telephone number shown above. See 'Purchases, Redemptions and Shareholder Services.'


Shares of each Money Fund may be purchased at a price equal to the net asset value of the Money Fund which is expected to be $1.00 per share. See 'Net Asset Value.'

ADDITIONAL INFORMATION


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Money Funds. A 'Statement of Additional Information' dated January 24, 1997, which provides a further discussion of certain topics in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission ('SEC') and is incorporated herein by reference. For a free copy, write or call the Money Funds at the address or telephone number shown above. In addition, the SEC maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Money Funds.


An investment in the Winthrop Opportunity Funds is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Money Funds will be able to maintain a stable net asset value of $1.00 per share.
                               ------------------

                         THESE SECURITIES HAVE NOT BEEN
                         APPROVED OR DISAPPROVED BY THE
                            SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                         SECURITIES COMMISSION NOR HAS
                          THE SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                          SECURITIES COMMISSION PASSED
                         UPON THE ACCURACY OR ADEQUACY
                            OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                       PROSPECTUS DATED JANUARY 24, 1997


   Investors are advised to read this Prospectus and to retain it for future reference.

                         SUMMARY OF MONEY FUND EXPENSES


                                                                                                  MUNICIPAL    GOVERNMENT
                                                                                                    FUND          FUND
                                                                                                  ---------    ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................        0%            0%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).........        0%            0%
Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..................................................................................        0%            0%
Redemption Fees (as a percentage of amount redeemed)...........................................        0%            0%
Exchange Fee...................................................................................        0%            0%
ANNUAL FUND OPERATING EXPENSES (estimated as a percentage of average daily net assets)
     Management Fees*..........................................................................      .40%          .40%
     12b-1 Fees**..............................................................................      .25%          .25%
     Other Expenses, after expense reimbursement...............................................      .25%`D'       .25%`D'
                                                                                                     ---           ---
     Total Fund Operating Expenses.............................................................      .90%`D'       .90%`D'


------------

* Management Fees with respect to the Money Funds are reduced to .35% on net assets in excess of $1 billion.


** The Money Funds have entered into a Distribution Agreement and a Rule 12b-1 Plan pursuant to which each Money Fund pays a distribution fee each month at an annual rate of up to .25 of 1% of the average daily net assets of each Money Fund. Amounts paid under the Distribution Agreement are used in their entirety to reimburse the Money Funds' distributor for actual expenses incurred. Long-term shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. See 'Expenses of the Money Funds -- Distribution Agreement.'



`D' As of the date of this Prospectus, the Money Funds have not commenced operations. Accordingly, these percentages are estimates. 'Other Expenses' includes fees paid to the Money Funds' independent auditor, legal counsel and Trustees as well as expenses associated with registration fees, reports to shareholders and other miscellaneous expenses. Such fees are not based on a percentage of each Money Fund's average net assets, but a fixed dollar cost. The percentages for other fixed cost expenses are the maximum allowed to be charged to the Money Funds as total operating expenses are capped at the percentages stated above. Commencing at the inception of each Money Fund and through October 31, 1997, the Adviser may voluntarily reduce its management fees or the Adviser or its affiliates may reimburse operating expenses by the amount that Total Fund Operating Expenses exceed .90% of the average daily net assets of each Money Fund. After October 31, 1997, the Adviser or its affiliates may, in their discretion, determine to discontinue this practice with respect to either Money Fund.

                                               EXAMPLES                                                  1 YEAR    3 YEARS
                                               --------                                                  ------    -------
MUNICIPAL FUND
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $9        $29
GOVERNMENT FUND
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return
(cumulatively through the end of each time period) and (2) redemption at the end of each time
period................................................................................................     $9        $29


     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of each Money Fund bear directly or indirectly. See also 'Expenses of the Money Funds' and 'Purchases, Redemptions and Shareholder Services.' The example should not be considered a representation of future expenses and actual expenses may be greater or lesser than those shown.

                                  INTRODUCTION


     Winthrop Opportunity Funds is a Delaware business trust whose shares are offered in four separate portfolios: the Winthrop Municipal Money Fund (the 'Municipal Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Municipal Fund, the 'Money Funds'), and the Winthrop Developing Markets Fund and the Winthrop International Equity Fund (the 'Equity Funds'), which are offered in a separate prospectus. Because Winthrop Opportunity Funds offers multiple funds, it is known as a 'series fund.' Winthrop Opportunity Funds may in the future establish additional series with different investment objectives and policies and offer additional classes of shares.

     Each portfolio of the Winthrop Opportunity Funds is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. (See 'Investment Objectives, Policies and Risk Considerations.') A shareholder may utilize the Money Funds' exchange privilege to transfer such shareholder's assets to the Equity Funds or for shares of the Winthrop Growth Fund, Winthrop Fixed Income Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund or the Winthrop Municipal Trust Fund (collectively, the 'Focus Funds') in accordance with the shareholder's changing perceptions of the relative investment potential of each investment alternative. A shareholder will pay a higher 12b-1 Fee when exchanging shares of the Money Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually) or Class B shares of the Equity Funds or Focus Funds (1% annually). (See 'Purchases, Redemptions and Shareholder Services.') In addition, a shareholder may be subject to sales charges upon exchanging shares of the Money Funds for shares of the Equity Funds or Focus Funds. (See 'Additional Shareholder Services -- Exchange Privilege.') Shareholders of the Money Funds are entitled to their pro rata share of any dividends and distributions arising from that Money Fund's assets (See 'Daily Dividends, Distributions and Taxes.') Upon redeeming shares of a Money Fund, the shareholder will receive the next-determined net asset value of that Fund represented by the redeemed shares which is expected to remain constant at $1.00 per share. (See 'Purchases, Redemptions and Shareholder Services.')


            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

     The investment objectives and policies of each Money Fund are set forth below. There can be, of course, no assurance that either Money Fund will achieve its respective investment objective.

     The investment objectives of each Money Fund are fundamental policies of that Money Fund and may not be changed without the approval of that Money Fund's shareholders. Except as set forth in 'Investment Policies and Restrictions' in the Statement of Additional Information, or as otherwise indicated below, the investment policies of each Money Fund are not fundamental policies and may be changed by the Board of Trustees without a shareholder vote. A more detailed explanation of the Money Funds' policies and the securities and instruments they may buy or use is contained in the Money Funds' Statement of Additional Information, which is available upon request.


THE WINTHROP MUNICIPAL MONEY FUND

     The Municipal Fund's investment objectives are to seek maximum current income, consistent with liquidity and safety of principal, that is exempt from income taxation to the extent described below. As a matter of fundamental policy, the Municipal Fund pursues its objectives by investing in high quality municipal securities having remaining maturities of one year or less, which maturities may extend to 397 days, and at least 80% of the Municipal Fund's total assets will be invested in such securities (as opposed to the taxable investments described below). However, the Municipal Fund reserves the right to lower the percentage to 65% if economic or political conditions warrant. To increase the Municipal Fund's ability to reach its investment objectives, the dollar weighted average maturity of its portfolio securities is always 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Municipal Fund's investments could cause their share prices to change. There can be no assurance, as is true with all investment companies, that the Municipal Fund's investment objectives will be achieved.

     Normally, substantially all the Municipal Fund's income will be tax-exempt as described below. Such income may be subject to state or local income taxes.

     The municipal securities in which the Municipal Fund invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

     The Municipal Fund may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Municipal Fund to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds which may be backed by letters of credit from banking or other financial institutions. The letters of credit of any single of such institutions in respect of all variable rate obligations will not cover more than 5% of the Municipal Fund's total assets in accordance with Rule 2a-7 of the Investment Company Act of 1940.

     The Municipal Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the 'AMT'). Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are 'specified private activity bonds,' and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in 'adjusted current earnings' of corporations for AMT purposes. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. While the Municipal Fund may invest without limitation in securities subject to AMT, the AMT affects only a small percentage of all tax paying investors. (See 'Daily Dividends, Other Distributions and Taxes.')

     All of the Municipal Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2 or VMIG1 and VMIG2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser (as defined under 'Management') to be of comparable quality.

     To maintain portfolio diversification and reduce investment risk, the Municipal Fund may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

     The Municipal Fund may also invest in stand-by commitments, delayed-delivery and when-issued securities, which may involve certain expenses and risks. The Municipal Fund's custodian will maintain a segregated account containing liquid securities having value equal to, or greater than, such securities. The price of such securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Municipal Fund. Such securities are examples of what the Securities and Exchange Commission (the 'SEC') considers 'illiquid securities' because their settlement date occurs more than seven days after their purchase. The SEC limits money market funds to hold only up to 10% of their net assets for securities which settle more than seven days after purchase.

     The Municipal Fund may also invest in municipal leases, which are leases or installment purchases used by state and local governments as a means to acquire property, equipment or facilities without involving debt issuance limitations. It is possible that more than 5% of the Municipal Fund's net assets will be invested in municipal leases which have been determined to be liquid securities by the Municipal Fund's adviser.

     The taxable investments in which the Municipal Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

     To seek to reduce investment risk, the Municipal Fund may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government in accordance with Rule 2a-7 of the Investment Company Act of 1940.

     The Municipal Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Municipal Fund nor its yields are insured or guaranteed by the U.S. Government.


THE WINTHROP U.S. GOVERNMENT MONEY FUND

     The Winthrop U.S. Government Money Fund (the 'Government Fund') investment objectives are to seek maximum current income, consistent with liquidity and safety of principal. As a matter of fundamental policy, the Government Fund pursues its objectives by maintaining a portfolio of high quality money market securities, including the types described in the succeeding paragraph, which at the time of investment generally have remaining maturities of one year or less, although maturities may extend to 397 days. The dollar weighted average maturity of the Government Fund's portfolio securities will vary, but will always be 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Government Fund's investments could cause their share prices to change. There can be no assurance, as is true with all investment companies, that the Government Fund's objectives will be achieved.


     The securities in which the Government Fund invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the 'U.S. Government'), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with 'primary dealers' (as designated by the Federal Reserve Bank of New York) in U.S. Government securities and would create a loss to the Government Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. In addition, if the seller of repurchase agreements becomes insolvent, the Government Fund's right to dispose of the securities might be restricted.


     The Government Fund may commit up to 10% of its net assets to the purchase of illiquid securities, which includes when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Government Fund.

     The Government Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Government Fund nor its yield is insured or guaranteed by the U.S. Government.

     To maintain portfolio diversification and reduce investment risk, the Government Fund may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

     In addition to the above referenced securities, the Money Funds reserve the right as a defensive measure to hold temporarily other types of securities which are permitted by Rule 2a-7 of the Investment Company Act of 1940. See 'Investment Objectives' in the Statement of Additional Information for a more complete description of the Money Funds' objectives, strategies, instruments to be used in connection therewith and risks associated therewith.

                                   MANAGEMENT

     The Money Funds' Board of Trustees (who, with its officers, are described in the Statement of Additional Information) has overall responsibility for the management of the Funds.

     DLJ Investment Management Corp. (the 'Adviser'), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an investment advisory agreement to provide investment advice and to supervise the management and investment programs of the Money Funds, subject to the general supervision and control of the Trustees of the Funds.


     The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc. ('DLJ'), a major international supplier of financial services. DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five French mutual insurance companies. The Adviser was formed in November, 1995 for the initial purpose of acting as investment adviser to a select group of individual and institutional investors, and hence, as an entity, has not acted as an adviser to other investment companies in the past. The Adviser, however, has hired personnel from both within and outside of DLJ who have experience in the investment company industry, specifically the operation and management of money market funds.








     Marybeth B. Leithead is the portfolio manager of the Municipal Fund and is also a Vice President of the Opportunity Funds and the Adviser. A tax-exempt fixed income specialist, Ms. Leithead is responsible for short and long municipal bond investment management for clients of the Adviser and its affiliate, Wood Struthers and Winthrop Management Corp. In addition, Ms. Leithead is the portfolio manager of the Winthrop Municipal Trust Fund, a series of the Focus Funds and has been an employee of an affiliate of the Adviser since 1989.

     Richard L. Glessmann is the portfolio manager of the Government Fund and has been an employee of an affiliate of the Adviser since 1995. Prior to his current position, Mr. Glessmann was employed for seven years at Wells Fargo Bank where he was a Vice President and Senior Portfolio Manager responsible for the management of over $2 billion of client assets. He also managed several mutual funds that invested in a broad variety of government and mortgage backed
securities.  Before   Wells   Fargo,   Mr.   Glessmann   spent   one   year   at
Citibank's   Private  Bank  and   four  years  at   Chase  Investors  Management
Corporation.

     Under its Advisory Agreement with the Money Funds, the Adviser or its affiliates (i) provide investment advisory services and order placement facilities for each of the Money Funds and pays all compensation of Trustees of the Money Funds who are affiliated persons of the Adviser and (ii) furnish the Money Funds' management supervision and assistance and office facilities in addition to administrative and other nonadvisory services for which it may be reimbursed. The Money Funds pay a fee of .40% of the average daily net assets of each Money Fund to the Adviser which is reduced to .35% of each Money Fund's average daily net assets in excess of $1 billion. The advisory fees to be paid by the Money Funds are similar to those paid by other money market mutual funds. As of the date of this Prospectus, the Money Funds have not commenced operations and, accordingly, have not paid the Adviser a fee.

                          EXPENSES OF THE MONEY FUNDS

GENERAL

     In addition to the payments to the Adviser under the investment advisory agreement described above, the Money Funds pay the other expenses incurred in the Money Funds' organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the SEC and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees, and commissions.

     The investment advisory agreement provides that the Adviser will reimburse the Money Funds up to the amount of its advisory fee for the expenses of any Money Fund (exclusive of interest, taxes, brokerage, expenditures pursuant to the distribution services agreement described below, and extraordinary expenses, all to the extent permitted by applicable state law and regulations) which in any year exceed the limits prescribed by any state in which shares of such Money Fund are qualified for sale.

DISTRIBUTION AGREEMENT


     Rule 12b-1 adopted by the SEC under the Investment Company Act of 1940 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares. Under SEC regulations, some of the payments described below to be made by the Money Funds could be deemed to be distribution expenses within the meaning of such rule. Thus, pursuant to Rule 12b-1, the Money Funds' Trustees, including a majority of its disinterested Trustees, have adopted separate 12b-1 Plans for the expenses to be incurred in distributing each Money Fund's shares (the 'Rule 12b-1 Plans') and the Money Funds have entered into a Distribution Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' distributor (the 'Distributor'). The Distributor may enter into service agreements with other entities. The Distributor is located at 277 Park Avenue, New York, New York 10172.

     With respect to each Money Fund, the maximum amount payable by the Money Funds under the Rule 12b-1 Plan for distributing shares is .40 of 1% of the average daily net assets of each Fund during the year. The current amount payable by the Money Funds under the Rule 12b-1 Plans to the Distributor is .25% of 1% of the average daily net assets of each Fund during the year. Pursuant to the Agreements, the Trustees can raise the distribution fees up to the maximum amount by a majority vote if the Trustees, in their opinion, feel that the raise is in the best interest of the Money Funds and their shareholders. The Agreement but not the Rule 12b-1 Plan terminate in the event of assignment of the Agreement.

     An initial concession or ongoing maintenance fee may be paid to broker-dealers on sales of both Money Funds' shares. Pursuant to the Rule 12b-1 Plans, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Money Fund. The payments to the broker-dealer, although a Money Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than directly from the Money Funds. Broker-dealers who sell shares of the Money Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Money Funds. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Money Funds.


     Amounts paid under the Rule 12b-1 Plans and the Agreement are used in their entirety to reimburse the Distributor for actual expenses incurred to (i) promote the sale of shares of each Money Fund by, for example, paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders, by directly or indirectly purchasing radio, television, newspaper and other advertising or by compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance, (ii) make payments to the Distributor to compensate broker-dealers or other persons for providing distribution assistance and (iii) make payments to compensate financial intermediaries for providing administrative and accounting services with respect to the Money Funds' shareholders. In addition to the concession or maintenance fee which may be paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of a Money Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Money Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments. The Rule 12b-1 Plans permit payments to be made in subsequent years for expenses incurred in prior years if the Money Funds' Trustees specifically authorize such payment.


     As of the date of this Prospectus, the Money Funds have not commenced operations and, accordingly, have not made payments under the Rule 12b-1 Plans or the Agreement.

                PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES

PURCHASES


     Shares of each of the Money Funds will be offered on a continuous basis directly by the Money Funds and by the Distributor, acting as agent for the Money Funds, at the respective net asset value per share determined as of the close of the regular trading session of the New York Stock Exchange (the 'NYSE'), currently 4:00 p.m., New York City time, following receipt of a purchase order in proper form. (See 'Net Asset Value.') The investor should send a completed Share Purchase Application (found in this Prospectus) and enclose a check in the amount of the initial investment to the Transfer Agent, FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Mutual Funds. (For overnight courier deliveries, replace P.O. Box 61503 on the address label with 3200 Horizon Drive.) The account will be established once the application and check are received in good order. Checks should be made payable to 'Winthrop Mutual Funds.' Third party checks will not be accepted by the Money Funds or the Transfer Agent. To open a new account by wire, first call Winthrop Opportunity Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent. Accounts cannot be opened without a completed, signed application and a fund account number. Contact your bank to arrange a wire transfer to:





     United Missouri Bank KC NA
     ABA #10-10-00695
     For: FPS Services, Inc.
     A/C #98-7037-0719
     Attn: Winthrop Mutual Funds


     Your wire instructions must also include:


      --   the name of the fund in which the money is to be invested,
      --   your account number at the Fund, and
      --   the name(s) of the account holder(s).







Investors who purchase shares of the Money Funds through a wire transfer will be eligible to receive the daily dividend declared on the date of purchase if the Transfer Agent is notified of such purchase by 12:00 Noon and wired funds are received by the Transfer Agent by 4:00 p.m. (See 'Daily Dividends, Distributions and Taxes.')

     Investors may also open accounts via their securities dealer. In addition, securities dealers may offer an automatic sweep for the shares of the Money Funds in the operation of cash accounts for its customers. Shares of the Money Funds purchased through an automatic sweep by 1:00 p.m. are eligible to receive that day's daily dividend. Contact your securities dealer to determine if a sweep is available and what the sweep parameters are.





     The minimum initial and subsequent investment in each Money Fund is $250 and $25, respectively. (For example, an investor wishing to make an initial investment in shares of both Money Funds would be required to invest at least $250 in each Money Fund.) Full and fractional shares will be credited to an investor's account in the amount of the investment. Share certificates will not be issued for full or fractional shares of the Money Funds. Each Money Fund reserves the right to reject any initial or subsequent investment in its sole discretion. Shareholder accounts established on behalf of the following types of plans will be exempt from the Money Fund's minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the  Code;
(iii) deferred compensation plans described in section 457 of the Code; (iv) simplified employee pension (SEP) plans; and (v) savings incentive match plans for employees (SIMPLE).




     Existing shareholders wishing to purchase additional shares of a Money Fund may use an investment stub found at the bottom of the Money Fund's Shareholder Statement form or, if one is not available, they may send a check payable to such Money Fund (with Fund Account information referenced) directly to the Transfer Agent, FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Mutual Funds. (For overnight courier deliveries, replace P.O. Box 61503 on the address label with 3200 Horizon Drive.) Existing shareholders may also purchase additional shares via wire by contacting and providing the Fund Account information to the Transfer Agent and following the wire instructions above.






     Further information and assistance is available by contacting the Money Funds at the address or telephone number listed on the cover page of this Prospectus.

REDEMPTIONS

     Shares of the Money Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the close of the regular trading session of the NYSE, currently 4:00 p.m., New York City time, following the receipt in proper form by the Money Fund of shares tendered for redemption. (See 'Net Asset Value.')


     The value of a shareholder's shares on redemption though expected to remain at $1.00 per share may be more or less than the cost of such shares to the shareholder, depending upon the value of a Money Fund's portfolio securities at the time of such redemption or repurchase. Shares do not earn dividends on the day a redemption is effected. (See 'Daily Dividends, Distributions and Taxes' for a discussion of the tax consequences of a redemption.)





     To redeem shares, the registered owner or owners should forward a letter to the Money Funds containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone. If you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Money Funds prior to 12:00 Noon. (See 'Additional Shareholder Services -- Telephone Redemption and Exchange Privilege.') If a shareholder's securities dealer offers an automatic sweep service, the sweep will automatically transfer from the Money Fund account sufficient cash to cover any debt balance that may occur in your cash account. Shares of the Money Funds redeemed prior to 1:00 p.m. through an automatic sweep service will be eligible for same day federal funds wiring.


     If the total value of the shares being redeemed exceeds $50,000 or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an 'eligible guarantor institution' as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

     The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.


     A Money Fund may request in writing that a shareholder whose account in a Money Fund has an aggregate balance less than $250 increase his account to at least that amount within 60 days. If the shareholder fails to do so, such Money Fund reserves the right to close such account and send the proceeds to the shareholder. A Money Fund will not redeem involuntarily any shareholder account based solely on the market movement of such Money Fund's shares.



     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Money Fund of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for a Money Fund to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders. Generally, redemption will be made by payment in cash or by check. For information concerning circumstances in which redemptions may be effected through the delivery of in kind portfolio securities, see the Statement of Additional Information.


ADDITIONAL SHAREHOLDER SERVICES


     Exchange Privilege. Shares of each Money Fund can be exchanged for shares of the other Money Fund. Shareholders whose initial investment was directly into a Money Fund may exchange such shares into either class of the Equity Funds or the Focus Funds. Shares of each Money Fund established pursuant to Winthrop's exchange privilege will be eligible for exchange into the Equity Funds or Focus Funds provided that the exchange is directed into the same class of shares upon which the initial investment was made. Exchanges may be made by mail or telephone (see 'Additional Shareholder Services -- Telephone Redemption and Exchange Privilege'). Unless otherwise indicated in the initial Share Purchase Application or by written notice to the Money Funds or its Transfer Agent, shareholders whose initial investment was invested directly into a Money Fund will, upon an exchange request, automatically be exchanged into Class A shares of the requested Equity Funds or Focus Funds. The exchange privilege for the Equity Funds and the Focus Funds is available only in states in which shares of the relevant Equity Fund or Focus Fund may be legally sold. Prospectuses for each of the Equity Funds and the Focus Funds may be obtained from the address or telephone number listed on the cover page of this Prospectus. An exchange is effected on the basis of each Money Fund's relative net asset value per share next computed following receipt of an order for such exchange from the shareholder.


     The Money Funds impose no separate charge for exchanges. A shareholder will not be assessed any contingent deferred sales charge at the time of an exchange between any of the Money Funds, Equity Funds or Focus Funds. However, shares of the Money Funds established through an exchange of shares subject to a contingent deferred sales charge will be charged at the time of redemption. The period of time during which a shareholder owns shares in any of the Money Funds, Equity Funds or Focus Funds will be used to determine the applicable contingent deferred sales charge. A shareholder will pay a higher 12b-1 Fee when exchanging shares of the Money Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually) or Class B shares of the Equity Funds or Focus Funds (1% annually).

     There is no sales load associated with the purchase and sale of shares of the Money Funds. However, a shareholder may be subject to sales charges upon exchanging shares of the Money Funds for Class A shares of the Equity Funds and Focus Funds. Currently, Class A shares of the Equity Funds and Focus Funds have initial sales loads of 5.75% and 4.75%, respectively, while Class B shares of the Equity Funds and Focus Funds are subject to a contingent deferred sales charge which declines from 4% during the first year of investment to zero after four years. A Prospectus describing the sales charges associated with either the Equity Funds or Focus Funds can be obtained from the address or phone number at the beginning of this Prospectus.

     The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Money Funds, Equity Funds and Winthrop Focus Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

     Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and purchase of shares which may result in realization of a gain or loss.


     Exchanges of shares are subject to the other requirements of the applicable fund into which exchanges are made. Annual fund operating expenses for such other fund may be higher than the funds exchanged from.


     Automatic Monthly Investment Plan. Any shareholder may elect on the Share Purchase Application to make additional investments in a Money Fund automatically, by authorizing the Money Funds to draw on the shareholder's account regularly by check.

     A shareholder may change the date (either the 10th, 15th or 20th of each month) or amount (subject to a minimum of $25) of the shareholder's monthly investment at any time by letter to the Money Funds at least three business days before the change becomes effective. The plan may be terminated at any time without penalty by the shareholder or the Money Funds.

     Automatic Exchange Plan. Shareholders may authorize Winthrop to exchange an amount established in advance automatically for shares of the other Money Fund or shares of the Equity Funds or Focus Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange into another Winthrop Fund under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above (see 'Additional Shareholder Services -- Exchange Privilege').

     Dividend Direction Option. Shareholders may elect on the Share Purchase Application to have their dividends paid to another individual or directed for reinvestment into the other Money Fund or into the Equity Funds or Focus Funds provided that an existing account in such other fund is maintained by the shareholder.

     Systematic Withdrawal Plan. Any shareholder who owns or purchases shares of a Money Fund having a current net asset value of at least $10,000 may establish a systematic withdrawal plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A contingent deferred sales charge which may otherwise be imposed on a withdrawal redemption (via an exchange from the Equity Funds or Focus Funds) will be waived in connection with redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total purchase payments (excluding dividend reinvestment) not to exceed 10% of total purchase payments over any 12-month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver.





     Checkwriting Privileges. Shareholders may redeem shares by writing checks against their account balance for at least $100. Investments in the Money Funds will continue to earn dividends until a shareholder's check is presented to the Money Funds for payment. Checks will be returned by the Money Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. Shareholders should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. There is currently no charge to shareholders for checkwriting, but the Money Funds reserve the right to impose a charge in the future. The Money Funds may modify, suspend or terminate checkwriting privileges at any time upon notice to shareholders and will terminate checkwriting privileges without notice for accounts whose assets are exchanged completely out of the Money Funds. In addition, United Missouri Bank N.A., as agent for the Transfer Agent in processing redemptions via the checkwriting privilege, reserves the right to terminate checkwriting privileges at any time without notice to shareholders. Checkwriting privileges will not be available for accounts whose shares are subject to a contingent deferred sales charge.



     Telephone Redemption and Exchange Privilege. A shareholder is eligible to withdraw up to $50,000 per day from such shareholder's account, via telephone orders (toll free) (800) 225-8011 given to the Money Funds by the shareholder or the shareholder's investment dealer of record. A shareholder may also exchange assets via telephone from such shareholder's account to the Class A or Class B shares of the Equity Funds and Focus Funds. Each
Money Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures include the requirement that redemption or exchange orders must include the account name and the account number as registered with the Opportunity Funds. The minimum amount for a wire transfer is $1,000. Proceeds of telephone redemptions may also be sent by automated clearing house funds to a shareholder's designated bank account. Neither the Money Funds, the Adviser, the Equity Funds, the Focus Funds, nor any transfer agent for any of the foregoing will be responsible for following instructions communicated by telephone that are reasonably believed to be genuine and, accordingly, investors bear the risk of loss. The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application or by writing to the Money Funds' Transfer Agent at the address listed in the back of this Prospectus.





     Timing of Redemptions and Exchanges. If a redemption or exchange order for a Money Fund is received on a Money Fund Business Day prior to the close of the regular session of the NYSE, which is generally 4:00 p.m. New York City time, the proceeds will be transferred as soon as possible, normally on the next Money Fund Business Day, and shares of each Money Fund will be priced that Money Fund Business Day. If the redemption or exchange order is received after the close of the regular session of the NYSE, shares of each Money Fund will be priced the next Money Fund Business Day and the proceeds will be transferred the next Money Fund Business Day after pricing. A shareholder also may request that proceeds be sent by check to a designated bank. Exchanges are made without any charge by the Money Funds.


     Purchases by check may not be redeemed by a Money Fund until after a reasonable time necessary to verify that the purchase check has been paid (approximately ten Money Fund Business Days from receipt of the purchase check). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemption normally will not be transmitted until two Money Fund Business Days after the purchase by wire.

Bank acknowledgment of payment initialed by the shareholder may shorten delays.


     Additional information concerning these Additional Shareholder Services may be obtained by contacting the Money Funds' Transfer Agent at the address or telephone number listed on the cover page of this Prospectus.



                                NET ASSET VALUE


     The net asset value per share for purchases and redemptions of shares of each Money Fund is determined as of the close of the regular session of the NYSE, which is generally 4:00 p.m., New York City time, on each day that trading is conducted during such session on the NYSE. In accordance with the Money Funds' Agreement and Declaration of Trust and By-Laws, net asset value for each Money Fund is determined separately by dividing the value of each Money Fund's net assets less its liabilities, by the total number of each Fund's shares then outstanding. The Net Asset Value is expected to be maintained at a constant at $1.00 per share although this price is not guaranteed. For purposes of this computation, the securities in each Money Fund's portfolio are valued at amortized cost, which minimizes the effect of changes in a security's market value and helps maintain a stable $1.00 per share price. All expenses, including the fees payable to the Adviser, are accrued daily.


     Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the net asset value of a Money Fund's shares unless the Adviser, under the supervision of such Fund's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the net asset value of a Money Fund's shares may be significantly affected by such trading on days when a shareholder has no access to such Money Fund.

                    DAILY DIVIDENDS, DISTRIBUTIONS AND TAXES





     Dividends from net investment income are declared daily and paid monthly. Net investment income consists of all accrued interest income on Money Fund assets less the Money Fund's expenses applicable to that dividend period. There is no fixed dividend rate and there can be no assurance that a Money Fund will distribute any net investment income. The amount of any distribution paid by each Money Fund depends upon the realization by the Money Fund of income from that Money Fund's investments. All distributions will be made to shareholders of a Money Fund solely from assets of that Money Fund.

     Distributions by the Money Funds may also be subject to certain state and local taxes. Each year, by January 31, the Money Funds will send tax information stating amount and type of all its distributions for the year just ended.


     Each Money Fund intends to qualify as a regulated investment company under Subchapter M of the Code, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed.

                                RETIREMENT PLANS


     Each of the Money Funds may be a suitable investment vehicle for part or all of the assets held in various tax-sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under the Individual Retirement Account ('IRA') prototype and under the prototype retirement plan and charges an annual account maintenance fee of $15 per participant, regardless of the number of Winthrop Funds selected. Persons desiring information concerning these plans should write or telephone the Money Funds or the Money Funds' Transfer Agent. While the Money Funds reserve the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to the types of plans listed below.


INDIVIDUAL RETIREMENT ACCOUNTS

     The Adviser has available a prototype form of IRA for investment in shares of any one or more Money Funds. An individual with a non-working spouse may deduct a contribution to an IRA of up to $2,250, provided that no more than $2,000 may be contributed for either spouse. The deduction for a contribution to an IRA is phased out if an unmarried individual has adjusted gross income in excess of $25,000, a married couple filing jointly in excess of $40,000 or for any adjusted gross income of a married taxpayer filing separately.

     As with tax-deductible contributions, taxes on the income earned from nondeductible IRA contributions will be deferred until properly distributed from the IRA.

SIMPLIFIED EMPLOYEE PENSION PLAN ('SEP/IRA')

     A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE) -- SIMPLE IRA AND SIMPLE 401(K)



     Offers employers with 100 or fewer eligible employees the ability to establish a retirement plan that permits employee contributions. An employer may also elect to make additional contributions to these Plans. It is anticipated that these forms of retirement plans will be available for investment in the Money Funds shortly after the Money Funds commence operation. Please telephone the Money Funds' shareholder servicing representative at (800) 225-8011 for more information.


EMPLOYER-SPONSORED RETIREMENT PLANS

     The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one of the Money Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.

     Under the prototype retirement plan, an employer may make annual tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented. The Adviser has received favorable opinion letters from the IRS that the prototype retirement plan is acceptable by qualified employers.

SELF-DIRECTED RETIREMENT PLANS

     Shares of the Money Funds may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, the parent of the Adviser and the Money Funds' Distributor.

                              GENERAL INFORMATION

CAPITALIZATION


     The Opportunity Funds were organized as a Delaware business trust under the laws of Delaware on May 31, 1995. The Opportunity Funds have an unlimited number of authorized shares of beneficial interest, no par value, which may, without shareholder approval, be divided into an unlimited number of series, and an unlimited number of classes. The Opportunity Funds are currently divided into the Money Funds and the Equity Funds, each of which are divided into two series. Each share of each Money Fund is normally entitled to one vote (with proportional voting for fractional shares). Generally, shares of both Money Funds vote as a single series on matters that affect all Money Funds in substantially the same manner. As to matters affecting each Money Fund separately, such as approval of the investment advisory agreement, shares of each Money Fund would vote as separate series. The

Money Funds will not have annual meetings of shareholders so long as at least two-thirds of the Trustees then in office have been elected by the shareholders.
Section 16(c) of the 1940 Act provides certain rights to shareholders which the Money Funds will honor regarding the calling of meetings of shareholders and other communications with shareholders. Trustees may also call meetings of shareholders from time to time as the Trustees deem necessary or desirable.

     Shares of a Money Fund are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of a Money Fund, are entitled to receive the net assets of that Money Fund. Shareholders have no preemptive rights.

DISTRIBUTOR

     Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, serves as the Money Funds' Distributor.

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT


     Citibank, N.A. acts as Custodian for the securities and cash of the Money Funds, but plays no part in deciding on the purchase or sale of portfolio securities. FPS Services, Inc. acts as dividend disbursing agent, registrar and transfer agent.


INFORMATION FOR SHAREHOLDERS

     Any shareholder inquiry regarding the Money Funds or the status of the shareholder's account can be made to the Money Funds or to FPS Services, Inc., by mail or by telephone at the address or telephone number listed on the cover of this Prospectus.


     Following any purchase or redemption, a shareholder will receive a statement confirming the transaction. Annual audited and semi-annual unaudited financial statements, which include a list of investments held by the Money Funds, will be sent to shareholders.

                               WINTHROP MONEY FUNDS
                           SHARE PURCHASE APPLICATION

WINTHROP OPPORTUNITY FUNDS                                 FOR ASSISTANCE IN FILLING OUT THIS APPLICATION CALL:
C/O FPS SERVICES, INC.                                       (800) 225-8011 (OPTION #2)
P.O. BOX 61503
(3200 HORIZON DR.)
KING OF PRUSSIA, PA 19406-0903


(1) TYPE OF ACCOUNT                          DATE __________________, 199_______

    [ ] New Account         [ ] Existing Account #______________________________


(2) INVESTMENT SELECTION -- Please indicate the dollar amount you wish to invest in each Money Fund and make checks payable to Winthrop Mutual Funds. Please select the class of shares you wish to purchase. If no class of shares is selected, Primary shares will be purchased.


       WINTHROP FUND NAME                 AMOUNT           Initial Investment Minimum per Money Fund: $250;
       ------------------                 ------
       Municipal Money Fund               $_____________   Subsequent Investment Minimum $25.

       U.S. Government Money Fund         $_____________   Minimums are waived for SEP, SIMPLE, 401K,

       Total                              $_____________   403B and 457 plans.


  (3)  SHARE REGISTRATION

       [ ] Individual ______________________________   ____________________________________________________
                                      Name                                 *Joint Owner, if any

       [ ] Gift to Minor ___________________________  as custodian for ____________________________________
                               Name of Custodian                                  Name of minor

           under the ____________________________ Uniform Gift to Minors Act. (Reference social security #
                             State                                            of minor in space provided
                                                                              below)

       [ ] Other __________________________________________________________________________________________
                 (Name of corporation, organization, trusts, etc.)

       Address  ___________________________________________________________________________________________
                                                            Street
                ___________________________________________________________________________________________
                              City                          State                  Zip Code

       Phone Number (________) _______________________ Social Security or Taxpayer ID #**__________________

       * In the event of co-owners, a joint tenancy with right of survivorship will be assumed unless otherwise indicated.
       ** Required to open an account.

  (4)  CERTIFICATION  OF  TAXPAYER  IDENTIFICATION NUMBER  --  Required by
       federal tax  law to  avoid 31%  backup withholding:  By signing,  I certify  under  penalties of  perjury that  the social  security or taxpayer identification number entered above is correct and that  I have  not been  notified by  the IRS  that I  am subject  to backup withholding unless I have checked the box to the right.
       [ ] I am subject to backup withholding.
       __________________________________   ______________________________
       Signature                            Date

       __________________________________   ______________________________
       Signature                            Date

  (5)  SHAREHOLDER   AUTHORIZATION   (MUST   BE   SIGNED   BY   APPLICANT)
       TELEPHONE  EXCHANGE PRIVILEGE  -- I  understand that  unless I have checked the box below, this privilege will automatically apply.
       [ ] I do not elect the telephone exchange privilege.
       (NOTE: Telephone exchanges may  only be processed between  accounts that have identical registrations)
       TELEPHONE  REDEMPTION  PRIVILEGE --  I  hereby authorize  the Money
       Funds or its transfer agent to effect the redemption of Fund shares for my account according to my telephone instructions or  telephone instructions from my Broker/Agent as follows:
       [  ] Mail Redemption proceeds  to the name and  address in which my
       Fund Account is registered.
       [ ] Deposit  via automated  clearing house to  the commercial  bank referenced in Section 10.
       [  ] Wire Redemption proceeds to  the Bank referenced in Section 10 and charge my Fund account the applicable wire fee.
       (NOTE:  The  maximum  telephone   redemption  amount  is   $50,000.
       Telephone  redemption checks  will only be  mailed to  the name and address of record; and the address  must have no change within  the last 30 days.)
       By  selecting any of  the above telephone  privileges, I agree that neither the Money Funds, the  Equity Funds, the Adviser, the  Focus
       Funds,  nor any  transfer agent  for any  of the  foregoing will be liable for  any loss,  injury, damage  or expense  as a  result  of acting  upon telephone instructions purporting  to be on my behalf, that the Money  Funds reasonably  believe to be  genuine, and  that neither  the Money Funds nor any such party will be responsible for the authenticity of such telephone instructions. I understand  that any  or all of  these privileges may  be discontinued by  me or the
       Money Funds at  any time.  I understand  and agree  that the  Money
       Funds  reserve the right  to refuse any  telephone instructions and that my investment dealer or agent reserves the right to refuse  to issue  any telephone instructions I may  request. I am of legal age and capacity and have received and read the Prospectus and agree to its terms. The person(s), if any, signing on behalf of the investor
       (i.e. corporation, organization, trust, etc.) represent and warrant that they are  authorized to  sign this  application and  purchase, redeem, or exchange shares on behalf of such investor.

       _______________________________________________  ______________________________________
       Signature                                        Date
       __________________________________   ______________________________
       Signature                            Date
       (If  an  institution,  please  include  documentation  establishing authorized signatories).

  (6)  FOR DEALER USE ONLY -- We guarantee the signature(s) set forth in
       Section 5, as well as the legal capacity of the shareholder.

       Dealer Name ___________________________________  Dealer No. ___________________________

       Branch Office Name ____________________________  Branch Office No._____________________

       Branch Office Address _________________________________________________________________

       Representative's Name _________________________ Representative's No.___________________

       Representative's Phone No. (_______) ____________  Authorized Signature _______________

    ------------
    FOR DIVIDEND INSTRUCTIONS AND OTHER ACCOUNT OPTIONS, PLEASE COMPLETE THE REVERSE SIDE OF THIS PURCHASE APPLICATION.

----------------------------------------------------------------------------------------------
  (7)  CHECKWRITING APPLICATION/SIGNATURE CARD



    Check the Winthrop Money Fund(s) that are to have checkwriting privileges. Minimum check amount $100.
    [ ] Municipal Money Fund                                         [ ] US Government Money Fund
    _________________________________________________                 _________________________________________________
    Fund or Brokerage Account Number (if applicable)                  Fund or Brokerage Account Number (if applicable)
       Checkwriting is  available only  for  accounts holding  shares  not  subject to CDSC.

    By signing this checkwriting privilege authorization, the undersigned agree(s): (1) The use of a fund's  checkwriting privilege shall be subject to all of the terms and conditions contained in the applicable fund's prospectus in effect at the time each check is presented, and to the rules and regulations as set forth on the reverse side of  this form;
    and (2) Each signatory guarantees the genuineness of the other's signature.
    All registered owner(s) of the Fund(s) must sign below:


    ___________________________________________________________________________________________________________________
            Account, Name(s) as Registered            Social Security Number          Authorized Signature(s)*
    ___________________________________________________________________________________________________________________
    ___________________________________________________________________________________________________________________
    ___________________________________________________________________________________________________________________
    ___________________________________________________________________________________________________________________
    ___________________________________________________________________________________________________________________


    * For joint accounts, all owners, or their legal representatives must sign this card.
    [ ] Check here if all signatures are required on checks.
    [ ] Check here if only one signature is required on checks and indicate number of signatures required ________.


                              WINTHROP MONEY FUNDS
                           SHARE PURCHASE APPLICATION

  (8)  DIVIDEND OPTIONS
       DIVIDEND INSTRUCTIONS -- If no instructions are given, all distributions will be reinvested.
       INCOME DIVIDENDS: (select one)

       [ ] Reinvest dividends        [ ] Pay dividends in cash      [ ] Use Dividend Direction Option

       CAPITAL GAINS DISTRIBUTION: (select one)
       [ ] Reinvest capital gains    [ ] Pay capital gains in cash  [ ] Use Dividend Direction Option
       [ ] DIVIDEND  DIRECTION  OPTION  --  I/we  hereby  authorize  and  request  that  my/our distributions  be either  (a) paid to  the person  and/or address designated  below or (b)
           reinvested into my/our account which we currently maintain in another Winthrop Fund:

        a) Name ___________________________________  b) Winthrop Fund ___________________________
        Account or Policy #________________________  Existing Acct. No. _________________________
           (if applicable)
        Address ___________________________________

        City, State, Zip __________________________
       (NOTE: Dividend  checks  that are  returned  'not  forwardable' will  be  reinvested  in additional  shares of the Fund at  the current net asset value  on the date the check is received.)

  (9)    [ ] AUTOMATIC MONTHLY INVESTMENT PLAN* -- I/we hereby authorize  you to  draw on my/our bank account an amount of $ ($25 minimum) for an investment in the  Money Funds  beginning on the  10th, 15th  or
           20th  (circle  one) day  and continuing  on  that same  day each month.
       ___________________________________________  ______________________________________
                      Fund Name(s)                        Bank Account Number
       ___________________________________________________________________________________
                         Branch Name and Address of Bank

       The Fund requires signatures of bank account owners exactly as they appear on bank records:

       ____________________________________________   ____________________  ____________________     ________________
       Individual Account Owner                               Date          Joint Account Owner           Date

       *(ATTACH VOIDED CHECK --  Include a blank check  from the bank account  from which your investment  will be made.  Write
       'VOID' across the face of the check, and attach it to this form.)

 (10)  [ ] AUTOMATIC EXCHANGE PLAN --  The undersigned requests that  Winthrop or any transfer  agent of Winthrop (as their agent) make regular exchanges ($50 minimum) beginning the 5th, 10th, 15th or 25th (circle one) day of ________  19__.
                                                                                                                  (month)
       FROM                              TO
                                                                 Class*                           Frequency
              Fund Name                   Fund Name           (Circle One)     Amount           (Circle One)*
              ---------                   ---------           ------------     --------         ---------------
       ___________________________  _______________________     A or B      ----------------        M Q S A
       ___________________________  _______________________     A or B      ----------------        M Q S A
       ___________________________  _______________________     A or B      ----------------        M Q S A
       ___________________________  _______________________     A or B      ----------------        M Q S A

       * If your account  in the Winthrop Money  Funds has been  established pursuant to a  previous exchange from  another
       Winthrop  Fund your automatic exchange  selection must be directed  to the same class  as your initial investment in
       Winthrop.
       ** Monthly, Quarterly, Semi-Annual, or Annual processing.
       Please Note: Winthrop's Automatic Exchange Plan may be directed to multiple funds within the Winthrop Focus Funds or
       Winthrop Opportunity Funds. Automatic  Exchanges will only  be available for  participating accounts with  identical registrations.

 (11)   [  ] SYSTEMATIC CASH  WITHDRAWAL PLAN  -- (Minimum  initial purchase
            $10,000). The undersigned  requests that  the Money  Funds, or  any
            transfer   agent  of  the  Money  Funds,  as  their  agent  make
            withdrawals beginning the 5th, 10th,  15th or 25th (circle  one)
            day of ________  19__.
                   (month)

             MONEY FUND NAME                AMOUNT
             ---------------                ------
___________________________       ______________________________   [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

___________________________       ______________________________   [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

       Payments under this plan should be sent:
       [  ] by check to the name  and address in which my/our fund account is registered.
       [ ]  by automated  clearing house  'ACH' deposits  to my  Bank  and account referenced in Section 10.
       [  ] by wire to  the Bank and account  referenced in Section 10 and
       charge  my   Money   Fund   account  the   applicable   wire   fee.
       [   ]  by check to the Special Payee referenced below:
       Name of Payee ___________________________  Account or Policy # __________________________
                                                                          (if applicable)
       Address _________________________________________________________________________________

 (12)  BANK ACCOUNT INFORMATION* (To be completed if applicable under Sections 5 or 11).
__________________________________________________    __________________________________________
                    Name of Bank                                   Branch (if applicable)
__________________________________________________    __________________________________________
  Name in which Bank Account is Established                        Bank Account Number
       *(ATTACH VOIDED  CHECK --  Include  a blank  check from  your  bank account.  Write 'VOID' across the face  of the check, and attach it to this form.)

--------------------------------------------------------------------------------

 (13) CONSOLIDATED ACCOUNT STATEMENTS -- If you prefer to receive one quarterly combined statement instead of individual account statements please reference the Winthrop Fund name and account numbers that you would like consolidated.

__________________________________________________   ______________________________________
               Fund Name/Account Number                    Fund Name/Account Number
__________________________________________________   ______________________________________
               Fund Name/Account Number                    Fund Name/Account Number

                       CHECKWRITING TERMS AND CONDITIONS

     1. REDEMPTION AUTHORIZATION: The Signatory(s) whose signature(s) appear on the reverse side, intending to be legally bound, hereby agree each with the other and with United Missouri Bank N.A. ('Bank') that the Bank is appointed agent for such person(s) and, as such agent, is directed to request FPS Plan Services, Inc., the Transfer Agent of the Fund, to redeem shares of the Fund registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn upon the above numbered account. The Fund or its Transfer Agent shall deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. The Bank and Transfer Agent are expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shareholders of the Fund. The Signatory(s) understand that the Bank may also act as an agent and custodian for the Fund.

        The Bank and Transfer Agent are expressly authorized to honor checks as redemption instructions hereunder and may require signature guarantees, but neither the Fund's Transfer Agent, the Bank, or the Winthrop Money Funds shall be liable for any loss or liability resulting from the absence of any such guarantee.

     2. CHECK PAYMENT: The Signatory(s) authorize and direct the Bank to pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition, the Signatory(s) agree that: (a) No check shall be issued or honored, or any redemption effected, in an amount less than stated in the Prospectus;
        (b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels; (c) No check shall be honored unless the Fund has provided the Bank, from the proceeds of redemption or otherwise, collected funds for the payment of such check; (d) Checks issued hereunder cannot be cashed over the counter at the Bank and (e) Checks shall be subject to any further limitations set forth in the prospectus issued by the Fund including without limitation any additions, amendments and supplements thereto.

     3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign the signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the back of this card that only one need sign, in which case the Bank and the Transfer Agent are authorized to act upon one signature, and (c) each Signatory guarantees to Bank and Transfer Agent the genuineness and accuracy of the signature of the other Signatory(s).

     4. TERMINATION: The Bank or the Money Funds may at any time terminate this account, related share redemption service and Bank's agency for the Signatory(s) hereto without prior notice by Bank to any of the Signatory(s).

     5. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns of the Signatory(s).

                              WINTHROP MONEY FUNDS
                                 (800) 225-8011


                                    ADVISER
                        DLJ Investment Management Corp.
                   277 Park Avenue, New York, New York 10172

                                  DISTRIBUTOR
              Donaldson, Lufkin & Jenrette Securities Corporation
                   277 Park Avenue, New York, New York 10172

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                  787 Seventh Avenue, New York, New York 10019

                                   CUSTODIAN
                                 Citibank, N.A.
                   111 Wall Street, New York, New York 10043

                                 TRANSFER AGENT
                               FPS Services, Inc.
                                 P.O. Box 61503
                              (3200 Horizon Drive)
                         King of Prussia, PA 19406-0903

                                    COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
                   919 Third Avenue, New York, New York 10022

                               TABLE OF CONTENTS

Summary of Money Fund Expenses                              2
Introduction                                                4
Investment Objectives, Policies and Risk
  Considerations                                            4
Management                                                  7
Expenses of the Money Funds                                 8
Purchases, Redemptions and Shareholder Services             9
Net Asset Value                                            14
Daily Dividends, Distributions and Taxes                   14
Retirement Plans                                           14
General Information                                        15

             This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.




WMF-1


            WINTHROP
            MONEY
            FUNDS
            ----------------------
            WINTHROP MUNICIPAL
            MONEY FUND

            WINTHROP U.S.
            GOVERNMENT MONEY
            FUND

            PROSPECTUS
            JANUARY 24, 1997

WINTHROP OPPORTUNITY FUNDS
277 PARK AVENUE, NEW YORK, NEW YORK 10172
TOLL FREE (800) 225-8011

                      STATEMENT OF ADDITIONAL INFORMATION


                                                      JANUARY 24, 1997

This Statement of Additional Information relates to the Winthrop Municipal Money Fund (the "Municipal Fund") and the Winthrop U.S. Government Money Fund (the "Government Fund" and together with the Municipal Fund, the "Money Funds"), each of which is a series of the Winthrop Opportunity Funds, and is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated January 24, 1997, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Money Funds at the address or telephone number listed above.

                              TABLE OF CONTENTS

                                     PAGE

Investment Policies and Restrictions................................. 1
Management........................................................... 9
Expenses of the Money Funds.......................................... 12
Purchases, Redemptions, Exchanges and
      Systematic Withdrawal Plan..................................... 14
Net Asset Value...................................................... 16
Daily Dividends, Distributions and Taxes............................. 17
Portfolio Transactions............................................... 20
Investment Performance Information................................... 21
General Information.................................................. 23
Appendix A -- Securities Ratings..................................... 24
Appendix B -- Description of Municipal Securities.................... 25



INVESTMENT POLICIES AND RESTRICTIONS

            The following investment policies and restrictions supplement should be read in conjunction with the information set forth under the heading "Investment Objectives, Policies and Risk Considerations" in the Money Funds' Prospectus. Except as noted in the Prospectus and this Statement of Additional Information, the Money Funds' investment policies are not fundamental and may be changed by the Trustees of the Money Funds without shareholder approval; however, shareholders will be notified prior to a significant change in such policies. The Money Funds' investment restrictions which are fundamental and may not be changed without shareholder approval are indicated under "Fundamental Investment Restrictions" in this Statement of Additional Information.

            It is the policy of the Municipal Fund to seek maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities; it is the policy of the Government Fund to seek maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities. It is the policy of both Money Funds to declare the net investment income associated with their investments as a daily dividend to maintain the net asset value of the Funds at $1.00. (See "Net Asset Value" and "Daily Dividends, Distributions and Taxes.") In addition, one or both of the Money Funds may invest in the securities described below. The Prospectus indicates which particular Money Fund is permitted to invest in, or may be limited to investing in, the following securities.



SECURITIES

            U.S. Government Obligations. The Money Funds may purchase marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

            Repurchase Agreements. The Money Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System, "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. Repurchase agreements permit the Money Funds to keep all of their assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Money Funds require continual maintenance of collateral with an approved custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Money Funds might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Money Funds might be delayed in selling the collateral. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Act") (as described later), a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the Money Funds is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

            Reverse Repurchase Agreements. The Money Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Money Funds would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time the Money Funds enter into a reverse repurchase agreement, they would establish and maintain with an approved custodian a segregated account containing liquid securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by the Money Funds for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce the Money Funds' obligations to repurchase the securities and the Money Funds' use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Money Funds or the Securities and Exchange Commission to the extent liquid debt securities are segregated in an amount at least equal to the amount of the liability.

            When-Issued and Delayed-Delivery Securities. The Money Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commit- ments for the purchase or sale of securities, including on a "when-issued" or "delayed-delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

            When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally ten days to a month, or more, after the date of the commitment. While the Money Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Money Funds may sell the security before the settlement date if it is deemed advisable.

            Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Money Funds prior to the settlement date. The Money Funds will segregate with their custodian cash or liquid debt securities in an aggregate amount at least equal to the amount of their respective outstanding forward commit-ments.

            Standby Commitments. The Municipal Fund may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Municipal Fund pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Municipal Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Municipal Fund acquires standby commitments solely to facilitate liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Municipal Fund's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

            The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Municipal Fund are valued at zero in determining net asset value. Where a Municipal Fund pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Municipal

Fund's portfolio of securities.

            Municipal Securities. The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax - as later described) from Federal income taxes. The municipal securities in which the Municipal Fund invests are limited to those obligations which at the time of purchase are:

      1.    Backed by the full faith and credit of the United States; or

      2. Municipal notes rated MIG-1 or MIG-2 and VMIG-1 or VMIG-2, by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard and Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by the Municipal Fund's adviser; or

      3. Municipal bonds rated Aa or higher by Moody's, AA- or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Municipal Funds' adviser; or

      4. Other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Municipal Fund's adviser.

            See Appendix A for a description of municipal ratings and Appendix B for a description of municipal securities.

            Alternative Minimum Tax. The Municipal Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" for corporation for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

            Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of, and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Municipal Fund assets may be invested.

            While the Municipal Fund may invest without limitation in securities subject to AMT, the AMT affects only a small percentage of all taxpaying investors.

            Taxable Securities for the Municipal Fund. The Municipal Fund is, and expects to be, largely invested in municipal securities, but may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of the Municipal Fund's investment, and the Municipal Fund's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less.

            Variable Rate Obligations. The interest rate payable on certain municipal securities in which the Municipal Fund may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Municipal Fund to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Municipal Fund to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Municipal Fund may be guaranteed by letters of credit or other credit facilities offered by banking or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Municipal Fund's investment quality requirements.

            Variable rate obligations purchased by the Municipal Fund may include participation interests in variable rate industrial development bonds. Purchase of a participation interest gives the Municipal Fund an undivided interest in certain such bonds. The Municipal Fund can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the financial institution from which it purchased the instrument and, if applicable, draw on the letter of credit for all or any part of the principal amount of the Municipal Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Municipal Fund, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Financial institutions retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single financial institution will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 5% of the total assets of the Municipal Fund. The Municipal Fund will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by the Municipal Fund from the bonds in which it holds participation interests is exempt from Federal income taxes. The Municipal Fund's adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Municipal Fund on the basis of published financial information, rating agency reports and other research services to which the adviser may subscribe.

            Municipal Leases and Participations Therein. These are obligations in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Income from such obligations is exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referenda, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

            In addition to the "non-appropriation" risk, municipal leases have additional risk aspects because they represent a relatively new type of financing that has not yet developed in many cases the depth of marketability and liquidity associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal obligations. However, in all cases the Municipal Fund will require that a municipal lease purchased by the Municipal Fund be covered by a legal opinion (typically from the issuer's counsel) to the effect that, as of the effective date of such lease, the lease is the valid and binding obligation of the governmental issuer.

            Municipal leases and participations will be purchased pursuant to analysis and review procedures which the Municipal Fund's adviser believes will minimize risks to shareholders. It is possible that more than 5% of the Fund's net assets will be invested in municipal leases which have been determined by the Municipal Fund's adviser to be liquid securities. When evaluating the liquidity of a municipal lease, the investment adviser considers all relevant factors including frequency of trading, availability of quotations, the number of dealers and their willingness to make markets, the nature of trading activity and the assurance that liquidity will be maintained. With respect to unrated municipal leases, credit quality is also evaluated.

            General. Net income to shareholders is aided both by the Money Funds' ability to make investments in large denominations and by its
                                     6
efficiencies of scale. Also, the Money Funds may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Money Funds' investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940

            The Money Funds will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule.

            Currently, pursuant to Rule 2a-7, the Money Funds may invest only in "eligible securities," as that term is defined in the Rule. Generally, an eligible security is a security that (i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("Rating Organizations") or, if only one has issued a rating, by that Rating Organization; and (iii) has been determined by the Money Funds' adviser to present minimal credit risks. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Money Funds' adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some Rating Organizations appears in Appendix A attached hereto.

            Under Rule 2a-7, the Money Funds may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. In addition, the Money Funds may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of Rating Organizations (a "second tier security") if immediately after the acquisition thereof the Money Funds would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.



            Securities with a settlement of more than seven days from the date of purchase, as calculated pursuant to Rule 2a-7, are considered by the Securities and Exchange Commission to be illiquid securities in an open-end investment company. The Money Funds are restricted to invest no more than 10% of their net assets in illiquid securities.

OTHER GENERAL INFORMATION ABOUT THE MUNICIPAL FUND

            Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offer, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.) The achievement of the Municipal Fund's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Municipal Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. The Municipal Fund may seek to improve income by selling certain securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.

            Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

FUNDAMENTAL INVESTMENT RESTRICTIONS

            The following fundamental investment restrictions are applicable to each of the Money Funds and may not be changed with respect to a Money Fund without the approval of a majority of the shareholders of that Money Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Money Fund represented at a meeting at which more than 50% of the outstanding shares of the Money Fund are represented or (b) more than 50% of the outstanding shares of that Money Fund, whichever is less. Except as set forth in the Prospectus and this Statement of Additional Information, all other investment policies or practices are considered by each Money Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

            Briefly, these fundamental restrictions provide that each Money Fund may not:

                  (1) Invest 25% or more of the value of its total assets
            in any one industry, other than the United States Government, or any of its agencies or instrumentali- ties, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

                  (2) Issue senior securities, except as permitted under
            the Investment Company Act of 1940;

                  (3) Make loans of money or property to any person, except
            through loans of portfolio securities, the purchase of fixed income securities consistent with the Money Funds' investment objective and policies or the acquisition of securities subject to repurchase agreements;
                                          8

                  (4) Underwrite the securities of other issuers, except to
            the extent that in connection with the disposition of portfolio securities the Money Funds may be deemed to be an underwriter;

                  (5) Purchase real estate or interests therein unless
            acquired as a result of ownership from investing in securities or other instruments (but this shall not prevent the Money Funds from investing in securities or other interests backed by real estate or securities of companies engaged in the real estate business);

                  (6) Purchase or sell commodities or commodities contracts
            except for purposes, and only to the extent, permitted by applicable law without the Money Funds becoming subject to registration with the Commodity and Futures Trading Commission as a commodity pool;

                  (7) Make any short sale of securities except in
            conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Money Fund's total assets and the Money Fund's aggregate short sales of a particular class of securities does not exceed 25% of then outstanding securities of that class; and

                  (8) Borrow money, except that the Money Funds may (i)
            borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Money Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

                                  MANAGEMENT

            The Trustees and principal officers of the Money Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Funds as defined by
Section 2(a)(19) of the Act.



            *G. Moffett Cochran, 46, Chairman of the Board of Trustees and President of the Opportunity Funds is President and Chairman of the Adviser. He has been associated with affiliates of the Adviser since 1992. Prior to his association with the Money Funds and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

            Robert E. Fischer, 66, Trustee of the Opportunity Funds, has been Member at the law firm Lowenthal, Landau, Fischer & Bring, P.C., since prior to 1991.

            Martin Jaffe, 50, Trustee, Vice President, Secretary and Treasurer of the Opportunity Funds, is a Managing Director, the Chief Operating Officer and Treasurer of the Adviser. He has been associated with affiliates of the Adviser since prior to 1991.

            Wilmot H. Kidd, III, 55, Trustee of the Opportunity Funds, has been President of Central Securities Corporation since prior to 1991.

            John W. Waller, III, 45, Trustee of the Opportunity Funds, has been Chairman of Waller Capital Corporation, an investment banking firm, since prior to 1991.

            James A. Engle, 38, Vice President of the Opportunity Funds, has been associated with affiliates of the Adviser since prior to 1991.

            Richard L. Glessmann, 35, Vice President of the Opportunity Funds, has been associated with affiliates of the Adviser since 1995. Previously, he was a senior portfolio manager at Wells Fargo Bank since prior to 1991.

            Marybeth B. Leithead, 33, Vice President of the Opportunity Funds, has been associated with affiliates of the Adviser since prior to 1991.

            Brian A. Kammerer, 39, Assistant Treasurer of the Opportunity Funds, has been associated with affiliates of the Adviser since prior to 1991.


The following table sets forth certain information regarding compensation of the Money Funds' Trustees and officers. No executive officer or person affiliated with the Money Funds received compensation from the Funds for the calendar year ended December 31, 1996 in excess of $60,000.




                              COMPENSATION TABLE

                                                                            Total
                                       Pension or                           Compensation
                                       Retirement                           From Trust
                       Aggregate       Benefits Accrued  Estimated Annual   and Fund
                       Compensation    as Part of Trust  Benefits Upon      Complex Paid
Name and Position      From Trust(1)   Expenses          Retirement         to Trustees(2)
-----------------      -------------   ----------------  ----------------   --------------

G. Moffett Cochran     $0              None              None               $0      (9)
   Trustee

Robert E. Fischer      $10,000         None              None               $10,000 (4)
   Trustee

Martin Jaffe           $0              None              None               $0      (4)
   Trustee

Wilmot H. Kidd, III    $10,000         None              None               $10,000 (4)
   Trustee

John W. Waller, III    $7,000          None              None               $7,000 (4)
   Trustee

----------------

(1) The Opportunity Funds anticipate paying each independent Trustee approximately $10,000 in each calendar year.

(2) Represents the total compensation paid to such persons during the calendar year ending December 31, 1996. The parenthetical number represents the number of portfolios (including the Money Funds), for which such person acts as a Trustee, that are considered part of the same fund complex as the Money Funds.


            The Trustees of the Opportunity Funds who are officers or employees of the Money Funds' adviser or any of its affiliates receive no remuneration from the Opportunity Funds. Each of the Trustees who are not affiliated with the Adviser will be paid a $2,000 fee for each Opportunity Fund board meeting attended. Messrs. Cochran and Jaffe are members of the Executive Committee. Messrs. Fisher, Kidd and Waller are members of the Audit Committee and are paid a $1,000 fee for each Audit Committee meeting attended.


ADVISER

            DLJ Investment Management Corp. (the "Adviser"), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as the Money Funds' investment adviser (see "Management" in the Prospectus). The Adviser was established in 1996 to serve a select group of individual and institutional investors.

            The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Funds' shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of The Equitable Companies, Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. The Adviser along with its affiliates are an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, they maintain a tradition of personalized service and performance. The address of Donaldson, Lufkin & Jenrette, Inc. is 277 Park Avenue, New York, New York 10172. The address of ECI is 787 Seventh Avenue, New York, New York 10019.

            As of September 10, 1996, AXA owns 60.5% of the outstanding shares of the common stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom, Canada and other countries, principally in Europe. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, on September 10, 1996, 35.6% of the issued ordinary shares (representing 48.6% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 5.3% of the issued ordinary shares (representing 4.3% of the voting power) of AXA and the interest of les Ateliers de construction du Nord de la France- ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.3% of the issued ordinary shares (representing 0.4% of the voting power) of AXA. As of September 10, 1996, 61.3% of the issued ordinary shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the issued ordinary shares (representing 40.6% of the voting power) and 23.7% of the issued ordinary shares (representing 15.0% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa and its subsidiaries on September 10, 1996, the Mutuelles AXA directly and indirectly owned 41.3% of the issued ordinary shares of AXA (representing 56.3% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa.

            The Investment Advisory Agreement dated October 22, 1996, (the "Investment Advisory Agreement") was approved by the Board of Trustees of the Winthrop Opportunity Funds on October 22, 1996 and by the then shareholders on January 24, 1997 and became effective on the same date. The Investment Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of each Money Fund provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. Under the Investment Advisory Agreement, the Adviser is paid a management fee equal to .40 of 1% of the average daily net assets of the Money Funds which are reduced to .35% of the average daily net assets in excess of $1 billion. As of the date of this Statement of Additional Information, the Money Funds have not commenced operations and, accordingly, have not paid the Adviser a fee.

            Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Money Funds.

                            EXPENSES OF THE FUNDS

GENERAL

            In addition to the payments to the Adviser under the Investment Advisory Agreement, each Money Fund pays the other expenses incurred in its organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees and commissions.

            As to the obtaining of clerical and accounting services not required to be provided to the Money Funds by the Adviser under the Investment Advisory Agreement, the Money Funds may employ their own personnel. For such services, they also may utilize personnel employed by the Adviser or their affiliates. In such event, the services shall be provided to the Money Funds at cost and the payments therefor must be specifically approved in advance by the Money Funds' Trustees, including a majority of its disinterested Trustees.
                                     12

DISTRIBUTION AGREEMENT

            Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Money Funds have adopted a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for each Money Fund (the "12b-1 Plans") to permit such Money Fund directly or indirectly to pay expenses associated with the distribution of shares.

            Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Money Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Money Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Money Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was initially approved by each Money Fund's Trustees on October 22, 1996 and by the then shareholders on January 24, 1997. All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Money Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Money Fund's 12b-1 Plan may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of a Money Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of a Money Fund on not more than 60 days notice to any other party to the agreement, and any agreement, but not the 12b-1 Plans, will terminate automatically in the event of assignment.

            An initial concession or ongoing maintenance fee may be paid to broker-dealers on sales of both Money Funds' shares. Pursuant to the Money Funds' Rule 12b-1 Plans, if such fee is paid, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Money Fund. The payments to the broker-dealer, although a Money Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Money Funds. Broker-dealers who sell shares of the Money Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Money Funds. Investors who purchase their shares directly from a Money Fund will pay a pro rata share of such Money Fund's expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Money Funds.

            Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the maximum amount payable by the Money Funds under the Rule 12b-1 Plan for distributing shares is .40 of 1% of the average daily net assets during the fiscal year. Currently, each Money Fund pays a distribution services fee each month to the Distributor, with respect to

shares of each Money Fund, at an annual rate of up to .25 of 1% of the aggregate average daily net assets at- tributable to each Money Fund.

                     PURCHASES, REDEMPTIONS AND EXCHANGES

            The following information supplements that set forth in the Money Funds' Prospectus under the heading "Purchases, Redemptions and Shareholder Services".

PURCHASES

            Shares of the Money Funds are offered at the respective net asset value per share next determined following receipt of a purchase order in proper form by the Money Funds, the Money Funds' transfer agent, FPS Services, Inc. (the "Transfer Agent"), or by the Distributor. The Money Funds calculate net asset value per share as of the close of the regular session of the New York Stock Exchange, which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange (the "NYSE") (see "Net Asset Value").

            Orders for the purchase of shares of a Money Fund become effective at the next transaction time (as stated in the Prospectus) after Federal funds or bank wire monies become available to the Transfer Agent for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds. Investors should note that their banks may impose a charge for this service. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars. All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value. To avoid unnecessary expense to the Money Funds, share certificates representing shares of the Money Fund purchased are not issued for full or fractional shares.

REDEMPTIONS

            Shares of the Money Funds may be redeemed at a redemption price equal to the net asset value per share, as next completed as of the closing of the regular trading session of the NYSE following the receipt in proper form by the Money Fund of the shares tendered for redemption.

            Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that an appropriate situation exists which would make such a practice detrimental to the best interest of the Money Funds or its shareholders. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

            To redeem shares, the registered owner or owners should forward a letter to the Money Funds containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone as described

in the Prospectus. The signature or signatures in the redemption letter must be guaranteed in the manner described below.

            If the total value of the shares being redeemed exceeds $50,000 or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

            The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

EXCHANGES

            Exchange Privilege. Shares of each Money Fund can be exchanged for shares of the other Money Fund. Shareholders whose initial investment was directly into a Money Fund may exchange such shares into either class of the (i) Winthrop Developing Markets Fund or the Winthrop International Equity Fund, both series of the Winthrop Opportunity Funds (the "Equity Funds") or (ii) Winthrop Growth Fund, Winthrop Fixed Income Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund and Winthrop Municipal Trust Fund (collectively, the "Focus Funds"). Shares of each Money Fund established pursuant to Winthrop's exchange privilege will be eligible for exchange into the Equity Funds or Focus Funds provided that the exchange is directed into the same class of shares upon which the initial investment was made. Shareholders may exchange shares by mail. Shareholders or the shareholders' investment dealer of record may exchange shares by telephone.

            In the case of the Equity Funds or the Focus Funds, the exchange privilege is available only in those jurisdictions where shares of such fund may be legally sold and is subject to the restrictions stated under "Additional Shareholder Services-Exchange Privilege" in the
Prospectus. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made.

            Only those shareholders who have had shares in a Money Fund for at least seven days may exchange all or part of those shares for shares of the Equity Funds or the Focus Funds, and no partial exchange may be made if, as a result, the shareholders' interest in a Money Fund would be reduced to less than $250. The minimum initial exchange into the Equity Funds or Focus Funds is $250.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant fund or class whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.

            The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Equity Funds and the Focus Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

            Exchanges of shares are subject to the other requirements of the fund into which exchanges are made. Annual fund operating expenses and distribution fees for such fund may be higher and a sales charge differential may apply. See "Additional Shareholder Services - Exchange Privilege" in the Prospectus for a description of these expense differences.

                                NET ASSET VALUE

            Shares of the Money Funds will be priced at the net asset value per share as computed each Money Fund Business Day in accordance with the Agreement and Declaration of Trust and By-Laws. For this purpose, a Money Fund Business Day is any day on which the NYSE is open for business, typically, Monday through Friday exclusive of New Year's Day, Washington's Birthday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

            The net asset value of the shares of each Money Fund is determined as of the close of the regular session on the NYSE, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the NYSE. The net asset value per share is calculated by taking the sum of the value of each Money Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily. For purposes of this computation, the securities in each Money Fund's portfolio are valued at their amortized cost, which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Money Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

            The valuation at amortized cost is in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Money Funds maintain a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality (as defined by the Rule). The Money Funds also purchase instruments which, at the time of investment, have remaining maturities of no more than one year which maturities may extend to 397 days. The Money Funds maintain procedures designed to stabilize, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Funds' portfolio holdings by the Adviser at such intervals as the Adviser deems appropriate to determine whether and to what extent the net asset value of the Money Funds calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation exceeds 1/2 of 1%, the Adviser will promptly consider what action, if any, should be initiated. In the event the Adviser determines that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (2) withholding dividends of net income on shares, or (3) establishing a net asset value per share using available market quotations or equivalents. There can be no assurance, however, that the Money Funds' net asset value per share will remain constant at $1.00.

                   DAILY DIVIDENDS, DISTRIBUTIONS AND TAXES

            Daily Dividend. The net investment income of the Money Funds is declared daily as a dividend to holders of record, after giving effect to redemptions received during the day, following the determination of net asset value as of the close of business of regular sessions of the NYSE. Net investment income consists of all accrued interest income on the Money Funds' portfolio assets less the Money Funds' actual and accrued expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net investment income.

            Because the net investment income of each Money Fund is declared as a dividend each time the net investment income of the Fund is determined and is expressed by an increase in the number of shares held at a $1.00 price, the net asset value per share of each Money Fund (i.e., the value of the net assets of the Fund divided by the number of shares of the Money Fund outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration, unless
(i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Money Fund's portfolio, or
(ii) net income is a negative amount. Normally, each Money Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Money Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps are taken: the Adviser has the authority (i) to reduce the number of shares in each shareholder's account, (ii) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (iii) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Money Fund may endeavor to restore the net asset value per share to $1.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

            Should the Money Funds incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Money Funds' income for a particular period, the Adviser would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

            The Money Funds do not anticipate realizing any long-term capital gains. Distributions of realized capital gains, if any, would normally be paid in November or December. The Money Funds expect to follow the practice of distributing any net realized capital gains to shareholders at least annually. However, if any realized capital gains are retained by the Money Funds for reinvestment and federal income taxes are paid thereon by the Money Funds, the Money Funds will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Money Funds on such gains as a credit against their individual federal income tax liability.

            There is no fixed dividend rate and there can be no assurance that a Money Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Money Fund depends upon the realization by the Money Fund of income and capital gains from that Money Fund's investments. All dividends and distributions will be made to shareholders of a Money Fund solely from assets of that Money Fund.

            Taxation of Distributions. For shareholders' Federal income tax purposes, all distributions by the Money Funds out of interest income and net realized short-term capital gains are treated as ordinary income and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Money Funds. Since the Money Funds derive nearly all of their gross income in the form of interest income, and not dividends from domestic corporations, it is expected that for corporate shareholders, none of the Money Funds' distributions will be eligible for the dividends-received deduction under current law.

            For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by the Municipal Fund generally are not subject to Federal income tax. However, distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the AMT. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

            Shareholders of the Money Funds may be subject to state and local taxes on distributions received from the Money Funds and on redemptions of the Money Funds' shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

            Shareholders will be advised annually as to the federal (and state, for the Municipal Fund) tax status of dividends and capital gains distributions, if any, made by each Money Fund for the preceding year.

            Tax Qualification of the Money Funds. Each Money Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed. Accordingly, each Money Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other foreign currencies, or other income (including but not limited to gains from futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, futures or forward contracts held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Money Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, each Money Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Money Fund. To the extent possible, each Money Fund intends to make such distributions as may be necessary to avoid this excise tax.

            Subchapter M of the Code also permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. The Municipal Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of their shareholders. Distributions to shareholders of tax-exempt interest earned by the Municipal Fund for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described above. Discount from certain stripped tax- exempt obligations or their coupons, however, may be taxable.

            The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

            Since the Money Funds are not treated as a single entity for federal income tax purposes, the performance of one Money Fund will have no effect on the income tax liability of shareholders of another Money Fund.

            Dividend or capital gains distributions with respect to shares of any Money Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

            Taxation of Investor's Indebtedness. It is unlikely that interest on indebtedness incurred by shareholders to purchase or carry shares of the Money Funds will be deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of the Municipal Fund. The Municipal Fund has not undertaken any investigation as to the users of the facilities financed by bonds in its portfolio.

            Tax Withholding. Each Money Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Money Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Money Funds that he or she is not subject to such withholding. An individual's tax iden- tification number is his or her social security number.

            Tax Legislation. Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future. The Municipal Fund will monitor developments in this area and consider whether changes in its objectives or policies are desirable.

            General. The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Money Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by the shareholder, where such amounts are treated as income from U.S. sources under the Code.

            Shareholders should consult their tax advisers about the application of the provisions of tax law described in this combined Statement of Additional Information in light of their particular tax situations.

            The foregoing discussion is a general summary of certain current federal income tax laws regarding the Money Funds. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Money Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Money Funds.

                            PORTFOLIO TRANSACTIONS

            Subject to the general supervision of the Board of Trustees of the Money Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Money Funds. Portfolio transactions for the Money Funds are normally effected by brokers.

            The Money Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In general, the securities the Money Funds will purchase are in over-the-counter markets in which purchases and sales are affected directly with a dealer acting as principal. The dealers impose a mark-up on their cost which is usually not disclosed to the Money Funds. Therefore, the Money Funds will generally make purchases based exclusively on best price, although execution may be a factor in certain circumstances. In placing orders, it is the policy of the Money Funds to obtain the best price and execution for its transactions.


                      INVESTMENT PERFORMANCE INFORMATION

            The Money Funds may furnish data about its investment performance in advertise- ments, sales literature and reports to shareholders. From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Money Fund. These sources include Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.


            These performance figures may be calculated in the following manner:

YIELD

            Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change; exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. No yield is currently available because the Money Funds have not commenced operations.

EFFECTIVE YIELD

            Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective yield = [(Base Period Return + 1)^(365/7)] - 1.

            No effective yield is currently available because the Money Funds have not commenced operations.
                                     21

TAX-EQUIVALENT YIELD

            Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of each Money Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Money Fund that is not tax-exempt.

            The following chart will illustrate the effects of tax-exempt income versus taxable income.


                     Tax-Exempt Income vs. Taxable Income

            Federal income tax rates in effect for the 1996 calendar year.

                              Federal        To Equal Hypothetical Tax-Free
                             Tax Rates         Yields of 5%, 7% and 9%, a
          1996 Taxable       Individual     Taxable Investment Would Have To
         Income Brackets       Return                     Earn(3)
                                                5%           7%         9%
                                                --           --         --


$0 - $24,000                      15.0%         5.88        8.24     10.59
$24,001 - $58,150                 28.0%         6.94        9.72     12.50
$58,151 - $121,300                31.0%         7.25       10.14     13.04
$121,301 - $263,750               36.0%         7.81       10.95     14.06
Over $263,750                     39.6%         8.28       11.59     14.90

                                 Joint
                                 Return

$0 - $40,000                      15.0%         5.88        8.24     10.59
$40,001 - $96,900                 28.0%         6.94        9.72     12.50
$96,901 - $147,700                31.0%         7.25       10.14     13.04
$147,701 - $263,750               36.0%         7.81       10.95     14.06
Over $263,750                     39.6%         8.28       11.59     14.90


            Based on 1996 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $50,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.

            There is no guarantee that a fund will achieve a specific yield. While most of the income distributed to the shareholders of each Money Fund will be exempt from federal income taxes, distributions may be subject to state and local taxes.

            Quotations of total return will reflect only the performance of an investment in any Money Fund during the particular time period shown. Each Money Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Money

Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of each Money Fund's shares and the risks associated with each Money Fund's investment objectives, policies and risk considerations.

            In connection with communicating its yield, effective yield or tax-equivalent yield to current or prospective shareholders, each Money Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

            Any quotations of a fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost.

                              GENERAL INFORMATION

ORGANIZATION AND CAPITALIZATION

            Winthrop Opportunity Funds was formed on May 31, 1995 as a "business trust" under the laws of the state of Delaware.

            The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Opportunity Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third person in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the appropriate Opportunity Fund for satisfaction of claims arising in connection with the affairs of an Opportunity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Opportunity Funds against all liability in connection with the affairs of the Opportunity Funds.

            All shares of the Opportunity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Opportunity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the Act and the laws of the State of Delaware.

--------------------
(3) These illustrations assume the Federal alternative minimum tax is not applicable, that an individual is not a "head of household" and claims one exemption and that taxpayers filing a joint return claim two exemptions. Note also that these federal income tax brackets and rates do not take into account the effects of (i) a reduction in the deductibility of itemized deductions for taxpayers whose federal adjusted gross income exceeds $117,950 ($58,975 in the case of a married individual filing a separate return), or of (ii) the gradual phaseout of the personal exemption amount for taxpayers whose federal adjusted gross income exceeds $88,495 (for single individuals). The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.



                        COUNSEL AND INDEPENDENT AUDITORS

            Skadden, Arps, Slate, Meagher & Flom LLP, 919 Third Avenue, New York, New York 10022, serves as legal counsel for the Money Funds.

            Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, have been appointed as independent auditors for the Money Funds.

                          ADDITIONAL INFORMATION

            This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.



                                  APPENDIX A

                              SECURITIES RATINGS

            The following is a description of the ratings given by S&P and Moody's to U.S. municipal and government securities in which the Money Funds are permitted to invest in accordance with Rule 2a-7 of the Act.

RATING OF MUNICIPAL OBLIGATIONS

            S&P:

            The two highest ratings of S&P for municipal bonds are AAA (Prime) and AA (High-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The rating may be modified by the addition of a plus (+) or a minus (-) to show relative standing within the category.

            S&P top ratings for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

            MOODY'S:

            The two highest ratings of Moody's for municipal bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Moody's rates a bond in the Aa category as Aa1 if Moody's believes the bond possesses strong attributes within the category.

            Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and Variable Rate Demand Obligation Moody's Investment Grade (VMIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1/VMIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality with margins of protection ample although not as large as in the preceding group.


COMMERCIAL PAPER RATINGS

            S&P:

            Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

            MOODY'S:

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


                                  APPENDIX B

                     DESCRIPTIONS OF MUNICIPAL SECURITIES

            Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

            1. Project Notes, which carry a U.S. Government guarantee, are ------------- issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project

                  Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

            2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from those specific future taxes.

            3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

            4. Bond Anticipation Notes are issued to provide interim financing until long- term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

            5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

            6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

            Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

            1. General Obligation Bonds are issued by such entities as ------------------------ states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways, and roads, and water and sewer systems. The basic security behind General Obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

            2. Revenue Bonds generally are accrued by the net revenues ------------- derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

            3. Industrial Development Bonds are considered municipal bonds ---------------------------- if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit system, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability or the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

WINTHROP OPPORTUNITY FUNDS
277 Park Avenue, New York, NY 10172.
Toll Free (800) 225-8011.


Winthrop Opportunity Funds, a Delaware business trust registered as a management investment company (the 'Opportunity Funds'), is currently comprised of four series: the Winthrop Developing Markets Fund (the 'Developing Markets Fund') and the Winthrop International Equity Fund (the 'International Equity Fund', and together with the Developing Markets Fund, the 'Equity Funds'), and the Winthrop Municipal Money Fund (the 'Municipal Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Municipal Fund, the 'Money Funds'), which are offered in a separate prospectus. Each of the Equity Funds is open-end and diversified. The Equity Funds are designed to afford investors the opportunity to choose between the separately managed Equity Funds described below which have differing investment objectives and policies.


A DIVERSIFIED SELECTION OF INVESTMENT ALTERNATIVES

WINTHROP DEVELOPING MARKETS FUND -- Seeks long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries.

WINTHROP  INTERNATIONAL  EQUITY FUND  -- Seeks  long-term  growth of  capital by
investing  primarily  in  common  stocks   and  other  equity  securities   from
established markets outside the United States.


There can, of course, be no assurance that the Equity Funds will achieve their respective investment objectives. See 'Investment Objectives, Policies and Risk Considerations' for a more detailed description of the investment objectives and policies of the Developing Markets Fund and the International Equity Fund.


PURCHASE INFORMATION


Shares of the Equity Funds may be purchased directly from the Equity Funds by using the Share Purchase Application found in this Prospectus, through the Equity Funds' Distributor, Donaldson, Lufkin & Jenrette Securities Corporation or by contacting your securities dealer.

The minimum initial investment in each Equity Fund is $250 and the minimum for subsequent investments is $25. Shareholder accounts established on behalf of the following types of plans will be exempt from the Equity Funds' minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Internal Revenue Code of 1986, as amended (the 'Code'); (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code; (iv) simplified employee pension (SEP) plans; and (v) savings incentive match plans for employees (SIMPLE). Further information can be obtained from the Equity Funds at the address and telephone number shown above. See 'Purchases, Redemptions and Shareholder Services.'

Shares of each Equity Fund may be purchased at a price equal to the net asset value of the Equity Fund (i) plus, in the case of Class A shares of each Equity Fund, an initial sales charge imposed at the time of purchase or (ii) in the case of Class B shares, subject to a contingent deferred sales charge upon redemption which declines from 4% during the first year of purchase to zero after four years. See 'Expenses of the Equity Funds.'
See 'Purchases, Redemptions and Shareholder Services.'


ADDITIONAL INFORMATION


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Equity Funds. A 'Statement of Additional Information' dated January 24, 1997, which provides a further discussion of certain topics in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission ('SEC') and is incorporated herein by reference. For a free copy, write or call the Equity Funds at the address or telephone number shown above. In addition, the SEC maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Equity Funds.

                               ------------------

                         THESE SECURITIES HAVE NOT BEEN
                         APPROVED OR DISAPPROVED BY THE
                            SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                         SECURITIES COMMISSION NOR HAS
                          THE SECURITIES AND EXCHANGE
                            COMMISSION OR ANY STATE
                          SECURITIES COMMISSION PASSED
                         UPON THE ACCURACY OR ADEQUACY
                            OF THIS PROSPECTUS. ANY
                         REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                       THESE ARE SPECULATIVE SECURITIES.
                           AN INVESTMENT IN THE FUNDS
                            INVOLVE SIGNIFICANT RISKS.
                                PROSPECTUS DATED

                                January 24, 1997

                   Investors are advised to read this Prospectus
                     and to retain it for future reference.

                        SUMMARY OF EQUITY FUND EXPENSES



                                                                  DEVELOPING                  INTERNATIONAL
                                                                 MARKETS FUND                  EQUITY FUND
                                                          --------------------------    --------------------------
SHAREHOLDER TRANSACTION EXPENSES                            CLASS A        CLASS B        CLASS A        CLASS B
                                                          -----------    -----------    -----------    -----------
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)........................         5.75%             0%          5.75%             0%
Maximum Sales Load Imposed on Reinvested Dividends (as
  a percentage of offering price)......................            0%             0%             0%             0%
Deferred Sales Load (as a percentage of original
  purchase price or redemption proceeds, as applicable)
  Year since Purchase Payment was made
     First.............................................            0%             4%             0%             4%
     Second............................................            0%             3%             0%             3%
     Third.............................................            0%             2%             0%             2%
     Fourth............................................            0%             1%             0%             1%
     Fifth and thereafter..............................            0%             0%             0%             0%
Redemption Fees (as a percentage of amount redeemed)...            0%             0%             0%             0%
Exchange Fee...........................................            0%             0%             0%             0%
ANNUAL FUND OPERATING EXPENSES (as a percentage of
  average daily net assets)
     Management Fees*..................................         1.25%          1.25%          1.25%          1.25%
     12b-1 Fees**......................................          .25%          1.00%           .25%          1.00%
     Other Expenses`D'.................................          .65%           .65%           .65%           .65%
     Total Fund Operating Expenses`D'..................         2.15%          2.90%          2.15%          2.90%

------------


The expense ratios for each Class of shares of the Developing Markets Fund and the International Equity Fund are higher than those paid by most other investment companies, but Wood, Struthers & Winthrop Management Corp. (the 'Adviser') and AXA Asset Management Partenaires (the 'Subadviser') believe the fees are comparable to those paid by investment companies of similar investment orientation.

*   Management   Fees   with   respect   to  the  Developing  Markets  Fund  and
    International Equity Fund are reduced to 1.15% on net assets in excess of $100,000,000 and to 1.00% on net assets in excess of $200,000,000.

** The Equity Funds have entered into a Distribution Agreement and a Rule 12b-1 Plan pursuant to which each Equity Fund pays, with respect to Class A shares, a distribution fee each month at an annual rate of up to .25 of 1% of the average daily net assets of the Class A shares, and, with respect to the Class B shares, a distribution fee each month at an annual rate of up to 1% of the average daily net assets of the Class B shares. Amounts paid under the Distribution Agreement are used in their entirety to reimburse the Equity Funds' distributor for actual expenses incurred. Long-term shareholders may, over time, pay more in 12b-1 Fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. With respect to the Class B shares, .75 of 1% of the 12b-1 Fees represents an asset-based sales charge and .25 of 1% of the 12b-1 Fees represents a service fee. See 'Expenses of the Equity Funds -- Distribution Agreement.'

`D' Beginning  on  the date  of each  Equity Fund's  commencement of  operations
    through   April  30,  1997,  the  Adviser  and  Subadviser  have  agreed  to voluntarily reduce their management fees by the amount that Total Fund Operating Expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Equity Fund. Such reductions are borne equally between the Adviser and Subadviser. During the fiscal year ended October 31, 1996, Total Fund Operating Expenses and Other Expenses, as so adjusted, reflect a voluntary reduction of the management fee amounting to .54% for Class A and Class B shares of the Developing Markets Fund and .27% for Class A and Class B Shares of the International Equity Fund. Absent such reimbursement, Other Expenses and Total Fund Operating Expenses for the Developing Markets Fund and International Equity Fund would have been 1.25% and 2.75% for Class A shares and 1.25% and 3.50% for Class B shares, respectively. After April 30, 1997, the Adviser and Subadviser may, in their sole discretion, determine to discontinue this practice with respect to either Equity Fund.

                                     EXAMPLES                                         1 YEAR      3 YEARS      5 YEARS
                                     --------                                        --------    ---------    ---------
DEVELOPING MARKETS FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum
5.75% initial sales charge and assuming (1) 5% annual return and (2) redemption at
the end of each time period.......................................................   $    78     $    121     $    166
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period...................   $    69     $    110     $    153
You would pay the following expenses on the same investment, assuming no
redemptions.......................................................................   $    29     $     90     $    153
INTERNATIONAL EQUITY FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum
5.75% initial sales charge and assuming (1) 5% annual return and (2) redemption at
the end of each time period.......................................................   $    78     $    121     $    166
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period...................   $    69     $    110     $    153
You would pay the following expenses on the same investment, assuming no
redemptions.......................................................................   $    29     $     90     $    153

                                     EXAMPLES                                         10 YEARS`D'
                                     --------                                       ----------------
DEVELOPING MARKETS FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum
5.75% initial sales charge and assuming (1) 5% annual return and (2) redemption at
the end of each time period.......................................................     $      291
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period...................     $      304
You would pay the following expenses on the same investment, assuming no
redemptions.......................................................................     $      304
INTERNATIONAL EQUITY FUND
CLASS A
You would pay the following expenses on a $1,000 investment including the maximum
5.75% initial sales charge and assuming (1) 5% annual return and (2) redemption at
the end of each time period.......................................................     $      291
CLASS B
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period...................     $      304
You would pay the following expenses on the same investment, assuming no
redemptions.......................................................................     $      304



     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of each Equity Fund bear directly or indirectly. See also 'Expenses of the Equity Funds' and 'Purchases, Redemptions' and 'Shareholder Services.' The examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.

     'Other Expenses' includes fees paid to the Equity Funds' independent auditor, legal counsel and Trustees as well as expenses associated with registration fees, reports to shareholders and other miscellaneous expenses. Such fees are not based on a percentage of each Equity Fund's average net assets, but a fixed dollar cost.


------------


      `D'Assuming  Class B  Shares will  be automatically  converted to  Class A
Shares  after  eight   years.  See  'Purchases,   Redemptions  and   Shareholder
Services -- Automatic Conversion of Class B Shares'

                              FINANCIAL HIGHLIGHTS


  The information in the following table has been audited by Ernst & Young LLP, the Equity Funds' independent auditors.


  Selected data for a share of capital stock outstanding for each period indicated below:


                                            INTERNATIONAL EQUITY FUND
                            ---------------------------------------------------------
                                      CLASS A                       CLASS B
                            ---------------------------   ---------------------------
                                FROM                          FROM
                            SEPTEMBER 8,     FOR THE      SEPTEMBER 8,     FOR THE
                               1995*           YEAR          1995*           YEAR
                              THROUGH         ENDED         THROUGH         ENDED
                            OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                1995           1996           1995           1996
                            ------------   ------------   ------------   ------------

Net asset value, beginning
  of period...............    $  10.00       $   9.58        $10.00         $ 9.57
                            ------------   ------------      ------         ------
Net investment income
  (loss)(1)...............        0.00          (0.04)        (0.02)         (0.13)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions............       (0.42)          0.84         (0.41)          0.85
                            ------------   ------------      ------         ------
Net increase (decrease) in
  net asset value from
  operations..............       (0.42)          0.80         (0.43)          0.72
                            ------------   ------------      ------         ------
Net asset value, end of
  period..................    $   9.58       $  10.38        $ 9.57         $10.29
                            ------------   ------------      ------         ------
                            ------------   ------------      ------         ------
Total Return(2)...........       (4.20)%         8.35%        (4.30)%         7.52%
Ratio of expenses to
  average net assets`D'...        2.15%(3)       2.15%         2.90%(3)       2.90%
Ratio of net investment
  income (loss) to average
  net assets`D'...........       (0.02)%(3)      (0.39)%      (1.77)%(3)     (1.25)%
Portfolio turnover rate...           0%         94.12%            0%         94.12%
Average commission rate
  paid(4).................      --           $  0.041        --             $0.041
Net assets, end of period
  (000 omitted)...........    $ 28,819       $ 42,170        $1,803         $4,955

                                         DEVELOPING MARKETS FUND
                          ------------------------------------------------------

                                  CLASS A                      CLASS B
                          ------------------------   ---------------------------
                            FROM                         FROM
                          SEPTEMBER 8,  FOR THE      SEPTEMBER 8,     FOR THE
                            1995*         YEAR          1995*           YEAR
                           THROUGH       ENDED         THROUGH         ENDED
                           OCTOBER 31, OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                             1995         1996           1995           1996
                          ----------  ------------   ------------   ------------
Net asset value, beginning
  of period...............$   10.00     $   9.53        $10.00         $ 9.52
                          ----------  ------------      ------         ------
Net investment income
  (loss)(1)...............     0.00        (0.01)        (0.01)         (0.08)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions............    (0.47)        0.44         (0.47)          0.42
                          ----------  ------------      ------         ------
Net increase (decrease) in
  net asset value from
  operations..............    (0.48)        0.43         (0.48)          0.34
                          ----------  ------------      ------         ------
Net asset value, end of
  period..................$    9.53     $   9.96        $ 9.52         $ 9.86
                          ----------  ------------      ------         ------
                          ----------  ------------      ------         ------
Total Return(2)...........    (4.70)%       4.51%        (4.80)%         3.57%
Ratio of expenses to
  average net assets`D'...     2.15%(3)     2.15%         2.90%(3)       2.90%
Ratio of net investment
  income (loss) to average
  net assets`D'...........    (0.32)%(3)   (0.14)%       (1.00)%(3)     (0.83)%
Portfolio turnover rate...        0 %      26.76%            0%         26.76%
Average commission rate
  paid(4).................       --     $  0.028            --         $0.028
Net assets, end of period
  (000 omitted)...........$  14,622     $ 36,918        $1,004         $3,641

------------



 * Commencement of operations.

(1) Based on average shares outstanding

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(3) Annualized.


(4) For fiscal years beginning after September 1, 1995, the Equity Funds are required to disclose its average commission rate paid per share for purchases and sales of investment securities.

`D' Net of voluntary reduction of management fees by Adviser and Subadviser amounting to .60% (annualized) of average daily net assets of both Class A and Class B shares of the International Equity Fund and Developing Markets Fund for the period from September 8, 1995 through October 31, 1995 and .27% of average daily net assets of Class A and Class B shares of the International Equity Fund and .54% of average daily net assets of Class A and Class B shares of the Developing Markets Fund for the year ended October 31, 1996.

                                  INTRODUCTION


     Winthrop Opportunity Funds is a Delaware business trust whose shares are offered in four separate portfolios, the Winthrop Developing Markets Fund (the 'Developing Markets Fund') and the Winthrop International Equity Fund (the 'International Equity Fund', and together with the Developing Markets Fund, the 'Equity Funds'), and the Winthrop Municipal Money Fund (the 'Municipal Fund') and the Winthrop U.S. Government Money Fund (the 'Government Fund' and together with the Municipal Fund, the 'Money Funds'), which are offered in a separate prospectus. Because Winthrop Opportunity Funds offers multiple funds, it is known as a 'series fund.' Winthrop Opportunity Funds may in the future establish additional series with different investment objectives and policies and offer additional classes of shares.

     Each portfolio of the Winthrop Opportunity Funds is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. (See 'Investment Objectives, Policies and Risk Considerations' below.) A shareholder may utilize the Equity Funds' exchange privilege to transfer such shareholder's assets to the same class of another Equity Fund, either of the Money Funds or for shares of the same class of the Winthrop Growth Fund, Winthrop Fixed Income Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund or the Winthrop Municipal Trust Fund (collectively, the 'Focus Funds') in accordance with the shareholder's changing perceptions of the relative investment potential of each investment alternative. A shareholder will pay a higher 12b-1 Fee when exchanging Class A shares of the Equity Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually). (See 'Purchases, Redemptions and Shareholder Services.') Shareholders of all classes of an Equity Fund are entitled to their pro rata share of any dividends and distributions arising from that Equity Fund's assets except that with respect to each Equity Fund, each class bears different distribution expenses (See 'Dividends, Distributions and Taxes.') Upon redeeming shares of an Equity Fund, the shareholder will receive the next-determined net asset value of that Equity Fund represented by the redeemed shares less the applicable contingent deferred sales charge, if any. (See 'Purchases, Redemptions and Shareholder Services.')


            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS


     The investment objectives and policies of each Equity Fund are set forth below. There can be, of course, no assurance that either Equity Fund will achieve its respective investment objective.

     The investment objectives of each Equity Fund are fundamental policies of that Equity Fund and may not be changed without the approval of that Equity
Fund's shareholders. Except as set forth in 'Investment Policies and Restrictions' in the Statement of Additional Information, or as otherwise indicated below, the investment policies of each Equity Fund are not fundamental policies and may be changed by the Board of Trustees without a shareholder vote. A more detailed explanation of the Equity Funds' policies and the securities and instruments they may buy or use is contained in the Equity Funds' Statement of Additional Information, which is available upon request.

     The Winthrop Developing Markets Fund The investment objective of the Developing Markets Fund is to seek long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The foregoing investment objective is a fundamental policy of the Developing Markets Fund and cannot be changed without shareholder approval. Under normal market conditions, the Developing Markets Fund intends to invest at least 65% of its total assets in the equity securities of developing countries.

     The Developing Markets Fund considers developing countries to be all countries that are designated as developing or emerging countries by the International Bank for Reconstruction and Development (the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan and Switzerland. As used in this Prospectus, a company in a developing country is an entity: (i) for which the principal securities trading market is in a developing country, as defined above or (ii) organized under the laws of and with a principal office in a developing country.




     As an operating policy, the Developing Markets Fund currently intends to invest primarily in countries represented within the Morgan Stanley Capital International ('MSCI') Emerging Market Indices. Those countries currently include Argentina, Brazil, Chile, Colombia, Mexico, Peru, Venezuela, India, Indonesia, Korea, Malaysia, Philippines, South Africa, Thailand, Sri Lanka, Greece, Israel, Jordan, Portugal and Turkey. The Adviser and Subadviser do not currently intend to invest more than 25% of the Developing Markets Fund's total assets (at the time of investment) in developing countries not represented within the MSCI Emerging Market Indices.

     The Developing Markets Fund seeks to identify those countries and industries where economic and political factors are likely to produce above-average growth rates. The Developing Markets Fund then seeks to invest in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Developing Markets Fund ordinarily will be invested in the securities of issuers in at least three different developing countries.


     Characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by issuers located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in substantial price volatility of those securities. Shareholders should be aware that investing in developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries.


     The Winthrop International Equity Fund The investment objective of the International Equity Fund is to seek long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States. The foregoing investment objective is a fundamental policy of the International Equity Fund and cannot be changed without shareholder approval. Under normal market conditions, the International Equity Fund intends to invest at least 65% of its total assets in equity securities of issuers from at least three different countries outside the United States. The International Equity Fund considers it consistent with this objective to acquire securities of companies incorporated in the United States and having their principal activities and interests outside of the United States.

     In pursuing its investment objective, the International Equity Fund intends to diversify its equity investments primarily among countries represented within the EAFE Index, also known as the Morgan Stanley Capital International Europe, Australia, Far East index, an unmanaged index of over 1,000 foreign stock prices. Those countries currently include Germany, the Netherlands, Belgium, Austria, France, Italy, Spain, the United Kingdom, Switzerland, Japan, Hong-Kong, Australia, New Zealand, Malaysia, Singapore and the Scandinavian countries. The Adviser and Subadviser do not currently intend to invest more than 10% of the International Equity Fund's total assets (at the time of investment) in countries outside the United States not represented within the EAFE Index.


     Equity Securities 'Equity Securities,' as used in this Prospectus, refers to common stock, preferred stock (including convertible preferred), bonds convertible into common or preferred stock, rights and warrants, equity interests in trusts and depositary receipts for equity securities.


     Convertible Securities Each Equity Fund may invest up to 25% of its assets in convertible securities. The Adviser and Subadviser currently do not intend to invest over 5% of each Equity Fund's assets in convertible securities rated below investment grade by Standard and Poor's Ratings Group ('S&P') and Moody's Investor Service ('Moody's'), or convertible securities not rated by S&P or Moody's unless believed by the Adviser or Subadviser to be of comparable quality to instruments rated investment grade by S&P or Moody's. The Equity Funds will not invest in convertible securities rated below B by S&P or Moody's, or unrated convertible securities of comparable quality. See the Appendix to the Statement of Additional Information for the risks associated with investing in convertible securities with such ratings. A convertible security is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer. Convertible securities have characteristics of both bonds and equity securities.


     As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


     Warrants Each Equity Fund may invest up to 5% of its net assets in warrants. A warrant gives the holder thereof the right to buy equity securities at a specific price for a specified period of time. Warrants tend to be more volatile than the underlying security, and if at a warrant's expiration date the security is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying security is trading at a price higher than the price set in the warrant, then the Equity Fund holding the warrant can acquire the stock at a price below its market value.

     Depositary Receipts The Equity Funds may purchase sponsored or unsponsored ADRs, EDRs and GDRs (collectively, 'Depositary Receipts'). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are Depositary Receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation.

     Additional Investment Strategies of the Equity Funds The Equity Funds reserve the right as a defensive measure to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, short-term debt securities (corporate and government) or government and high quality money market securities of United States and non-United States issuers, repurchase agreements, time deposits or cash (foreign currencies or United States dollars), in such proportions as, in the opinion of the Adviser or Subadviser, prevailing market, economic or political conditions warrant. Each Equity Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments, up to 35% of its assets, pending investment of proceeds from new sales of Equity Fund shares or to meet ordinary daily cash needs.

     The Equity Funds may also engage in a variety of transactions including the use of options, forward foreign currency exchange contracts and futures contracts and options thereon. Each Equity Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. There can be no assurance that any of these strategies will achieve their objectives.

     Option Transactions The Equity Funds may purchase and sell put and call options. The Equity Funds may purchase and sell such options on securities, currencies, and financial indices that are traded on U.S. or foreign securities exchanges or in the over-the-counter market. Options traded in the over-the-counter market are considered illiquid investments. An Equity Fund's successful transaction with options depends on the ability of the Adviser or Subadviser to predict the direction of the market and is subject to certain additional risks, including generally greater volatility of options as compared to common stocks and the risk that an option will expire without value.


     Forward Foreign Currency Exchange Contracts The Equity Funds may enter into forward foreign currency exchange contracts to protect the value of its assets against future changes in the level of currency exchange rates.

     Financial Futures Contracts and Options Thereon The Equity Funds may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with the regulations of the Commodity Futures Trading Commission.

     The Equity Funds may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of each Equity Fund's portfolio.

     Risks of Options, Currency Exchange Contracts and Financial Futures Strategies Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Equity Funds would not be subject absent the use of these strategies. If the Adviser's or Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Equity Funds may leave the Equity Funds in a worse position than if such strategies were not used. The loss from entering into futures contracts is potentially unlimited. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Adviser's or Subadviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of an Equity Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for an Equity Fund to sell a portfolio security at a disadvantageous time, due to the need for such Equity Fund to maintain 'cover' or to segregate securities in connection with hedging transactions. See 'Dividends, Distributions and Taxes' in the Statement of Additional Information.

     Because the markets for certain options and futures contracts in which the Equity Funds will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, each Equity Fund's ability to engage in transactions using such investments may be limited.

     Nonconvertible Fixed Income Securities Each Equity Fund may invest up to 35% of its total assets in investment grade fixed income securities. Investment grade obligations are those obligations rated BBB or better by S&P or Baa or better by Moody's in the case of long-term obligations and equivalently rated obligations in the case of short-term obligations, or instruments not rated by S&P or Moody's believed by the Adviser or Subadviser to be of comparable quality to instruments rated investment grade by S&P or Moody's. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Securities rated Baa by Moody's are considered by Moody's to be medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding invest-ment characteristics and in fact have speculative characteristics as well.


     Illiquid Investments Each Equity Fund may invest up to 15% of its net assets in illiquid investments. In accordance with procedures adopted by the Trustees, the Adviser and Subadviser determine the liquidity of an Equity Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Equity Fund to sell them promptly at an acceptable price.

     Borrowing Each Equity Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. Under the Investment Company Act of 1940, as amended (the '1940 Act'), each Equity Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on an Equity Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The Adviser and Subadviser do not currently intend to engage in borrowing transactions.

     Other Risk Factors Each Equity Fund's net asset value will fluctuate, reflecting changes in the market value of its portfolio positions.

     There are certain risks involved in investing in foreign securities which are the usual risks inherent in U.S. investments. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. Additionally, foreign securities may be adversely affected by fluctuations in value of one or more currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a foreign issuer, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities. To the extent an Equity Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

     See 'Investment Objectives' in the Statement of Additional Information for a more complete description of the Equity Funds' objectives, strategies, instruments to be used in connection therewith and risks associated therewith.


                                   MANAGEMENT


     The Equity Funds' Board of Trustees (who, with its officers, are described in the Statement of Additional Information) has overall responsibility for the management of the Equity Funds.

     Wood, Struthers & Winthrop Management Corp. (the 'Adviser'), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an investment advisory agreement to provide investment advice and to supervise the management and investment programs of the Equity Funds, subject to the general supervision and control of the Trustees of the Equity Funds. Pursuant to a Subadvisory Agreement among the Equity Funds, the Adviser and AXA Asset Management Partenaires (the 'Subadviser'), a societe anonyme organized under the laws of France with principal offices at 40, rue du Colisee, 75008 Paris, France, the Subadviser furnishes investment advisory services in connection with the management of the Equity Funds. The Adviser continues to have responsibility for all investment advisory services pursuant to the investment advisory agreement and supervises the Subadviser's performance of such services. The Equity Funds are a party to the Subadvisory Agreement solely for purposes of indemnification and termination.


     The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc. ('DLJ'), a major international supplier of financial services. DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five French mutual insurance companies.


     The Adviser acts as investment adviser to the following investment companies with aggregate assets of approximately $523 million:




                                ASSETS AS OF
                                  10/31/96
                                -------------
Winthrop Aggressive Growth
  Fund.......................   $ 234,021,181
Winthrop Growth & Income
  Fund.......................   $ 120,348,116
Winthrop Growth Fund.........   $  71,272,801
Winthrop Fixed Income Fund...   $  58,017,352
Winthrop Municipal Trust
  Fund.......................   $  39,282,583
                                -------------
                                $ 522,942,033

     The Subadviser is an indirect wholly-owned subsidiary of AXA.

     The Subadviser does not currently act as an investment adviser to any other investment companies.


     Jean-Patrick Dubrun, an employee of the Subadviser, is the portfolio manager of the International Equity Fund. Mr. Dubrun has been an asset manager responsible for international equities for a subsidiary of AXA since 1987. Robert de Guigne, an employee of the Subadviser, is the portfolio manager of the Developing Markets Fund. Mr. de Guigne has been an asset manager responsible for emerging market equities for a subsidiary of AXA since April 1996. Previously, Mr. de Guigne was a portfolio manager for State Street Bank in Paris.

     Under its Advisory Agreement with the Equity Funds, the Adviser provides investment advisory services and order placement facilities for each of the Equity Funds and pays all compensation of Trustees of the Equity Funds who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Equity Funds management supervision and assistance and office facilities in addition to administrative and other nonadvisory services for which it may be reimbursed. The Equity Funds pay a fee to the Adviser at the following annual percentage rates of the average daily net assets of each Equity Fund: 1.25% of the first $100,000,000, 1.15% of the next $100,000,000 and 1.00% of net assets in excess of $200,000,000. The advisory fees to be paid by the Equity Funds are higher than those paid by most other mutual funds.

     Under the Subadvisory Agreement, the Adviser pays the Subadviser for its services, out of the Adviser's own resources, at the following annual percentage rates of the average daily net assets of each Equity Fund: .625% of each Equity Fund's first $100,000,000, .575% of the next $100,000,000 and .500% of the balance.

     Through April 30, 1997, the Adviser and Subadviser have agreed to voluntarily reduce their management fees by the amount that Total Operating Expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Equity Fund. Any such reduction will be borne equally between the Adviser and Subadviser. After April 30, 1997, the Adviser and Subadviser may, in their sole discretion, determine to discontinue this practice with respect to either Equity Fund.

                          EXPENSES OF THE EQUITY FUNDS


GENERAL


     In addition to the payments to the Adviser under the investment advisory agreement described above, the Equity Funds pay the other expenses incurred in the Equity Funds' organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the SEC and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser or Subadviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees, and commissions.

     The investment advisory agreement provides that the Adviser will reimburse the Equity Funds up to the amount of its advisory fee for the expenses of any Equity Fund (exclusive of interest, taxes, brokerage, expenditures pursuant to the distribution services agreement described below, and extraordinary expenses, all to the extent permitted by applicable state law and regulations) which in any year exceed the limits prescribed by any state in which shares of such Equity Fund are qualified for sale.


DISTRIBUTION AGREEMENT


     Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares. Under SEC regulations, some of the payments described below to be made by the Equity Funds could be deemed to be distribution expenses within the meaning of such rule. Thus, pursuant to Rule 12b-1, the Equity Funds' Trustees, including a majority of its disinterested Trustees, have adopted separate 12b-1 Plans for the expenses to be incurred in distributing each Fund's Class A shares (the 'Rule 12b-1 Class A Plans') and Class B shares (the 'Rule 12b-1 Class B Plans' and collectively, the 'Rule 12b-1 Plans'), and the Equity Funds have entered into a Distribution Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Equity Funds' distributor (the 'Distributor'). The Distributor may enter into service agreements with other entities. The Distributor is located at 277 Park Avenue, New York, New York 10172.

     With respect to each Equity Fund, the maximum amount payable under the Rule 12b-1 Class A Plans for distributing Class A shares is .25 of 1% of the average daily net assets of the Class A shares during the year. Under the Rule 12b-1
Class B Plans, the maximum amount payable by an Equity Fund for distributing Class B shares is 1% of the average daily net assets of the Class B shares during the year consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class B shares and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares. The Agreement but not the Rule 12b-1 Plans terminate in the event of assignment of the Agreement.

     With respect to sales of an Equity Fund's Class B shares through a broker-dealer, the Distributor pays the broker-dealer a concession at the time of sale. In addition, an ongoing maintenance fee may be paid to broker-dealers on sales of both Class A shares and Class B shares. Pursuant to the Rule 12b-1 Plans, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Equity Fund. The payments to the broker-dealer, although an Equity Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Equity Funds. Broker-dealers who sell shares of the Equity Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Equity Funds. Investors who purchase their shares directly from the Equity Funds will pay a pro rata share of the Equity Fund's expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Equity Funds.

     Amounts paid under the Rule 12b-1 Plans and the Agreement are used in their entirety to reimburse the

Distributor for actual expenses incurred to (i) promote the sale of shares of each Equity Fund by, for example, paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders, by directly or indirectly purchasing radio, television, newspaper and other advertising or by compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance, (ii) make payments to the Distributor to compensate broker-dealers or other persons for providing distribution assistance and (iii) make payments to compensate financial intermediaries for providing administrative and accounting services with respect to the Equity Funds' shareholders. In addition to the concession and maintenance fee paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of an Equity Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Equity Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments. The Rule 12b-1 Plans permit payments to be made in subsequent years for expenses incurred in prior years if the Equity Funds' Trustees specifically authorize such payment. For the year ended October 31, 1996, the amounts eligible for payment in subsequent years were $181,527 and $112,542 for the Developing Markets Fund and the International Equity Fund, respectively, which represents .45% and .24% of the Fund's October 31, 1996 net assets, respectively. For the fiscal year ended October 31, 1996, distribution costs incurred for the Developing Markets Fund were $77,456 and $25,620 for Class A and Class B shares, respectively, and $96,395 and $37,341 for Class A and Class B shares, respectively, of the International Equity Fund.


                PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES

PURCHASES


     Shares of each of the Equity Funds will be offered on a continuous basis directly by the Equity Funds and by the Distributor, acting as agent for the Equity Funds, at the respective net asset value per share determined as of the close of the regular trading session of the New York Stock Exchange (the 'NYSE'), currently 4:00 p.m., New York City time, following receipt of a purchase order in proper form plus, in the case of Class A shares of each Equity Fund, an initial sales charge imposed at the time of purchase or subject to a contingent deferred sales charge upon redemption in the case of Class B shares of each Equity Fund and certain redemptions of Class A shares. The investor should send a completed Share Purchase Application (found in this Prospectus) and enclose a check in the amount of the initial investment to the Transfer Agent, FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn:
Winthrop Mutual Funds. (For overnight courier deliveries, replace P.O. Box 61503 on the address label with 3200 Horizon Drive.) The account will be established once the application and check are received in good order. Checks should be made payable to 'Winthrop Mutual Funds.' Third party checks will not be accepted by the Equity Funds or the Transfer Agent. To open a new account by wire, first call Winthrop Opportunity Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent. Accounts cannot be opened without a completed, signed application and a fund account number. Contact your bank to arrange a wire transfer to:

          United Missouri Bank KC NA
          ABA #10-10-00695
          For: FPS Services, Inc.
          A/C #98-7037-0719
          Attn: Winthrop Mutual Funds



          Your wire instructions must also include:
           -- the name of the fund in which the money is to be invested, -- your account number at the fund, and -- the name(s) of the account holder(s).



Investors may also open accounts via their securities dealer.


     The initial minimum investment in each Equity Fund is $250 and $25 for subsequent investments in an Equity Fund. (For example, an investor wishing to make an initial investment in shares of both Equity Funds would be required to invest at least $250 in each Equity Fund.) Full and fractional shares will be credited to an investor's account in the amount of the investment. Each Equity Fund reserves the right to reject any initial or subsequent investment in its sole discretion. Shareholder accounts established on behalf of the following types of plans will be exempt from the Equity Fund's minimum initial investment and minimum subsequent investment requirements: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code; (iii) deferred compensation plans described in section 457 of the Code;
(iv) simplified employee pension (SEP) plans; and (v) savings incentive match plans for employees (SIMPLE). With respect to Class B shares, an investor's maximum investment in the Equity Funds is $250,000.

     Existing shareholders wishing to purchase additional shares of an Equity Fund may use an investment stub found at the bottom of the Equity Funds' Shareholder Statement form or, if one is not available, they may send a check payable to such Equity Fund (with Equity Fund Account information referenced) directly to the Transfer Agent, FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, Attn: Winthrop Opportunity Funds. (For overnight courier deliveries, replace P.O. Box 61503 on the address label with 3200 Horizon Drive.)

     Further information and assistance is available by contacting the Equity Funds at the address or telephone number listed on the cover page of this Prospectus.


REDEMPTIONS


     Shares of the Equity Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed following the receipt in proper form by the Equity Funds of shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B shares and certain redemptions of Class A shares.

     The value of a shareholder's shares on redemption may be more or less than the cost of such shares to the shareholder, depending upon the value of an Equity Fund's portfolio securities at the time of such redemption or repurchase. (See 'Dividends, Distributions and Taxes' for a discussion of the tax consequences of a redemption.)

     To redeem shares, the registered owner or owners should forward a letter to the Equity Funds containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone. (See 'Additional Shareholder Services -- Telephone Redemption and Exchange Privilege.')


     If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an 'eligible guarantor institution' as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

     The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.


     An Equity Fund may request in writing that a shareholder whose account in an Equity Fund has an aggregate balance less than $250 increase his account to at least that amount within 60 days. If the shareholder fails to do so, such Equity Fund reserves the right to close such account and send the proceeds to the shareholder. IRAs and other qualified retirement accounts are not subject to mandatory redemption. An Equity Fund will not redeem involuntarily any shareholder account with an aggregate balance of less than $250 based solely on the market movement of such Equity Fund's shares.



     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by an Equity Fund of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for an Equity Fund to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders. Generally, payment for redemptions will be made in cash or by check or wire.


     For information concerning circumstances in which redemptions may be effected through the delivery of in kind portfolio securities, see the Statement of Additional Information.

INITIAL SALES CHARGE


     Class A shares of each Equity Fund are offered at net asset value next determined plus a sales charge, as follows:


                               INITIAL SALES CHARGE
                      --------------------------------------
                                               COMMISSION TO
                                               DEALER/AGENT
                      AS A % OF    AS A % OF     AS A % OF
                      NET AMOUNT   OFFERING      OFFERING
  AMOUNT PURCHASED     INVESTED      PRICE         PRICE
--------------------  ----------   ---------   -------------
Less than $50,000...     6.10%        5.75%         5.00%
$50,000 to less than
  $100,000..........     4.71         4.50          3.75
$100,000 to less
  than $250,000.....     3.63         3.50          2.80
$250,000 to less
  than $500,000.....     2.56         2.50          2.00
$500,000 to less
  than $1,000,000...     2.04         2.00          1.60
$1,000,000 or
  more..............        0            0             0

     On purchases of $1,000,000 or more, there is no initial sales charge; the Distributor may pay the dealer a fee of up to 1% as follows: 1% on purchases up to $2 million, plus .80% on the next $1 million up to $3 million, .50% on the next $47 million up to $50 million, .25% on purchases over $50 million.

SALES AT NET ASSET VALUE

     The initial sales charge will be waived for the following shareholders or transactions:

          (1) investment advisory clients of the Adviser;


          (2) officers and Trustees of the Equity Funds, directors or trustees of other investment companies managed by the Adviser, officers, directors and full-time employees of the Adviser and of its wholly-owned subsidiaries or parent entities ('Related Entities'); or the spouse, siblings, children or grandparents (collectively, 'relatives') of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Equity Funds);


          (3) certain employee benefit plans for employees of the Adviser and Related Entities;

          (4) an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Equity Funds). To qualify, the Distributor or Transfer Agent must be notified at the time of purchase;

          (5) shares purchased by registered investment advisors on behalf of fee-based accounts or by broker-dealers that have a sales agreement with the Equity Funds and which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisors or broker-dealers perform advisory, custodial, recordkeeping or other services; and

          (6) shares purchased for the following types of retirement plan accounts: (i) retirement plans qualified under section 401(k) of the Code;
     (ii) plans described in section 403(b) of the Code and (iii) deferred compensation plans described in section 457 of the Code.


REDUCED SALES CHARGES

     A reduction of sales charge rates in the tables above may be obtained for participants in any of the following discount programs. These programs allow an investor to receive a reduced offering price based upon the assets held or pledged by the investor. The term 'investor' refers to (i) an individual, (ii) an individual and spouse purchasing shares of the fund for their own account or for the trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans of a single employer.

  LETTER OF INTENT


     By initially investing $250 and submitting a Letter of Intent (the 'Letter') to the Equity Funds' Distributor or Transfer Agent, an investor may purchase shares of the portfolio over a 13-month period at the reduced sales charge applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. However, the reduced sales charge would not apply to such purchases. It is the investor's responsibility to notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply.

     5% of the total amount to be invested pursuant to the Letter will be held in escrow by the Transfer Agent until the Letter is completed within the 13-month period. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the total shares purchased.


  RIGHT OF ACCUMULATION


     For investors who already have an account with the Equity Funds, reduced sales charges based upon the Equity Funds' sales charge schedule are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current market value of the shares the investor currently owns to the amount being invested. The Right of Accumulation is illustrated by the following example: if a previous purchase currently valued in the amount of $50,000 had been made subject to a sales charge and the shares are still held, a current purchase of $50,000 will qualify for a 3.50% sales charge (i.e. the sales charge on a $100,000 purchase). The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation.


     To be entitled to a reduced sales charge based upon shares already owned, the investor must notify the Distributor or the Transfer Agent at the time of the purchase that he wishes to take advantage of such entitlement, and give the numbers of his accounts, and those accounts held in the name of his spouse or for minor children, the age of any such child and the specific relationship of each such person to the investor.

  CONCURRENT PURCHASES


     To qualify for a reduced sales charge, the investor may combine concurrent purchases of shares purchased within the Equity Funds or shares of the Money Funds or Focus Funds. For example, if the investor concurrently invests $25,000 in one of such funds and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege the investor must notify the Distributor or Transfer Agent.


  COMBINED PURCHASE PRIVILEGE


     By combining the investor's holdings of shares within the Equity Funds or with shares held in the Money Funds or Focus Funds, the investor can reduce the initial sales charges on any additional purchases of Class A shares. The investor may also use these combinations under a Letter of Intent. This allows the investor to make purchases over a 13-month period and qualify the entire purchase for a reduction in initial sales charges on Class A shares. A combined purchase of $1,000,000 or more may trigger the payment of a dealer's commission and the applicability of a Limited CDSC, as defined below.


  REINSTATEMENT PRIVILEGE


     The Reinstatement Privilege permits shareholders to reinvest the proceeds of each Equity Fund's Class A shares redeemed, within 120 days from the redemption, without an initial sales charge. It is the investor's responsibility to notify the Transfer Agent in order to exercise the Reinstatement Privilege.


CONTINGENT DEFERRED SALES CHARGE

     A shareholder can purchase Class B shares at net asset value without an initial sales charge. However a shareholder may pay a Contingent Deferred Sales Charge ('CDSC') if such shareholder redeems within four years after purchase. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the Class B shares being redeemed. Accordingly, no Class B CDSC will be imposed on amounts representing increases in net asset value above the initial purchase price of the shares identified for redemption. In determining the Class B CDSC, Class B shares are redeemed in the following order: (i) those acquired pursuant to reinvestment of dividends or distributions, (ii) those held for over four years, and (iii) those held longest during the four-year period.

     Where the charge is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase according to the table below.

           YEAR SINCE                PERCENTAGE
            PURCHASE                 CONTINGENT
             PAYMENT                  DEFERRED
            WAS MADE                SALES CHARGE
            --------                ------------
First............................         4%
Second...........................         3%
Third............................         2%
Fourth...........................         1%
Fifth and thereafter.............         0%

     The amount of any contingent deferred sales charge will be paid by the shareholder to and retained by the Distributor and will not offset the amounts which may be paid to the Distributor under the Agreement. For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The contingent deferred sales charge will be waived for the following shareholders or transactions:

          (1) shares received pursuant to the exchange privilege which are currently exempt from a contingent deferred sales charge;

          (2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended) (the 'Code');


          (3) redemptions made pursuant to a Fund's systematic withdrawal plan up to 1% monthly or 3% quarterly of the account's total market value (excluding dividend reinvestments) not to exceed 10% of total market value over any 12 month rolling period (systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver); and


          (4) liquidations, distributions or loans from the following types of retirement plan accounts: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code and (iii) deferred compensation plans described in section 457 of the Code.


     Redemptions effected by the Equity Funds pursuant to their right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the contingent deferred sales charge.


CONTINGENT DEFERRED SALES CHARGE
FOR CLASS A SHARES


     For purchases of Class A shares, a Limited Contingent Deferred Sales Charge ('Limited CDSC') will be imposed by the Equity Funds upon certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above (i.e. purchases of $1,000,000 or more).


     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of (i) the net asset value at the time of purchase of the Class A shares being redeemed or (ii) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the 'net asset value at the time of purchase' will be the net asset value at purchase of the Class A shares even if those shares are later exchanged and, in the event of an exchange of Class A shares, the 'net asset value of such shares at the time of redemption' will be the net asset value of the shares into which the Class A shares have been exchanged.


     Redemptions of such Class A shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A shares will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count towards satisfying the 12-month holding period. The Equity Funds will assess the Limited CDSC if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A shares of the Equity Funds or shares into which the Class A shares have been exchanged.


     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or upon amounts representing share appreciation. All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The Limited CDSC will be waived for the shareholders and transactions described above in 'Contingent Deferred Sales Charge' and 'Sales at Net Asset Value.'

AUTOMATIC CONVERSION OF CLASS B SHARES


     Class B shares held for eight years after purchase will be automatically converted into Class A shares. The Equity Funds will effect conversions of Class B shares into Class A shares only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a 'Conversion Date'). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor's Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as an additional three months after the eighth anniversary after purchase before the shares will automatically convert into Class A shares.


     All such automatic conversions of Class B shares will constitute a tax-free exchange for federal income tax purposes.

ADDITIONAL SHAREHOLDER SERVICES


     Exchange Privilege Shares of one Class of an Equity Fund can be exchanged for the same class of another Equity Fund, shares of each of the Money Funds or shares of the same class of the Focus Funds. Exchanges may be made by mail or telephone (see 'Telephone Redemption and Exchange Privilege'). The Class B Shares are subject to a contingent deferred sales charge which declines from 4% during the first year of investment to zero after four years. The exchange privilege for the Money Funds and the Focus Funds are available only in states in which shares of the relevant Money Fund or Focus Fund may be legally sold. Prospectuses for each of the Focus Funds or the Money Funds may be obtained by calling the telephone number listed on the cover page of this Prospectus. An exchange is effected on the basis of each fund's relative net asset value per share next computed following receipt of an order for such exchange from the shareholder.

     Prior to the commencement of operations of the Money Funds in February 1997, shares of the Equity Funds were eligible for exchange into shares of the Alliance Government Reserves or Alliance Municipal Trust (collectively, the 'Alliance Money Market Funds'). The Alliance Money Market Funds are no-load money market funds which retain Alliance Capital Management Company, Inc. as investment adviser. Exchanges to the Alliance Money Market Funds are no longer eligible for exchange pursuant to the Equity Fund's exchange privilege. Alliance Money Market Fund shares, however, maintained within an account previously established under the Equity Fund's exchange privilege may be exchanged into a Money Fund or back into an Equity Fund or Focus Fund, provided that the exchange is directed to the same class of shares previously held when the initial exchange was made.

     The Equity Funds impose no separate charge for exchanges. A shareholder will not be assessed any contingent deferred sales charge at the time of an exchange between the Equity Funds, Focus Funds or Money Funds. Any applicable contingent deferred sales charge will be assessed when the shareholder redeems shares of an Equity Fund, Focus Fund or Money Fund. The period of time during which a shareholder owns shares in any of the Equity Funds, Money Funds or Focus Funds will be used to determine the applicable contingent deferred sales charge. A shareholder will pay a higher 12b-1 Fee when exchanging Class A shares of the Equity Funds (.25 of 1% annually) for Class A shares of the Focus Funds (.30 of 1% annually).

     The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Equity Funds, Money Funds or Focus Funds. Shareholders who engage in such frequent transaction may be prohibited from or restricted in placing future exchange orders.



     Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and purchase of shares which may result in realization of a gain or loss.



     Exchanges of shares are subject to the other requirements of the Fund into which exchanges are made. Annual fund operating expenses for such Fund may be higher and a sales charge differential may apply.

     Automatic Monthly Investment Plan A shareholder may elect on the Share Purchase Application to make additional investments in an Equity Fund automatically, by authorizing the Equity Funds to draw on the shareholder's account regularly by check.

     A shareholder may change the date (either the 10th, 15th or 20th of each month) or amount (subject to a minimum of $25) of the shareholder's monthly investment at any time by letter to the Equity Funds at least three business days before the change becomes effective. The plan may be terminated at any time without penalty by the shareholder or the Equity Funds.

     Automatic Exchange Plan. Shareholders may authorize Winthrop to exchange an amount established in advance automatically for shares of the other Equity Fund or shares of the Money Funds or Focus Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange into another Winthrop Fund under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above (see 'Additional Shareholder Services -- Exchange Privilege').

     Dividend Direction Option A shareholder may elect on the Share Purchase Application to have his or her dividends paid to another individual or directed for reinvestment within the same class of another series of the Equity Funds or into the Money Funds or Focus Funds, provided that an existing account in such other fund is maintained by the shareholder.

     Systematic Withdrawal Plan Any shareholder who owns or purchases shares of an Equity Fund having a current net asset value of at least $10,000 may establish a systematic withdrawal plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A contingent deferred sales charge which may otherwise be imposed on a withdrawal redemption will be waived in connection with redemptions made pursuant to Winthrop's systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total purchase payments (excluding dividend reinvestment) not to exceed 10% of total purchase payments over any 12-month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver. See 'Purchases, Redemptions and Shareholder Services.'






     Telephone Redemption and Exchange Privilege A shareholder is eligible to withdraw up to $50,000 per day from such shareholder's account, via telephone orders (toll free) (800) 225-8011 given to the Equity Funds by the shareholder or the shareholder's investment dealer of record. A shareholder may also transfer assets via telephone from such shareholder's account to the same class of another Equity Fund, shares of the Money Funds or shares of the same class of the Focus Funds. Each Equity Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures include the requirement that redemption or transfer orders must include the account name and the account number as registered with the Opportunity Funds. The minimum amount for a wire transfer is $1,000. Proceeds of telephone redemptions may also be sent by automated clearing house funds to a shareholder's designated bank account. Neither the Equity Funds, the Adviser, the Subadviser, the Focus Funds, the Money Funds nor any transfer agent for any of the foregoing will be responsible for following instructions communicated by telephone that are reasonably believed to be genuine and accordingly, investors bear the risk of loss. The Telephone Exchange Privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application or by writing to the Equity Funds' Transfer Agent at the address listed in the back of this Prospectus.

     Timing of Redemptions and Exchanges If a redemption or transfer order for an Equity Fund is received on an Equity Fund Business Day prior to the close of the regular session of the New York Stock Exchange, which is generally 4:00 p.m. New York City time, the proceeds will be transferred as soon as possible, normally on the next Equity Fund Business Day, and shares of each Equity Fund will be priced that Equity Fund Business Day. If the redemption or transfer order is received after the close of the regular session of the New York Stock Exchange, shares of each Equity Fund will be priced the next Equity Fund Business Day and the proceeds will be transferred the next Equity Fund Business Day after pricing. A shareholder also may request that proceeds be sent by check to a designated bank. Transfers are made without any charge by the Equity Funds.

     Purchases by check may not be redeemed by an Equity Fund until after a reasonable time necessary to verify that the purchase check has been paid (approximately ten Equity Fund Business Days from receipt of the purchase check). When a purchase is made by wire and subsequently redeemed, the proceeds from such redemption normally will not be transmitted until two Equity Fund Business Days after the purchase by wire. Bank acknowledgment of payment initialled by the shareholder may shorten delays.

     Additional information concerning these Additional Shareholder Services may be obtained by contacting the Equity Funds' Transfer Agent at the telephone number listed on the cover page of this Prospectus.

                                NET ASSET VALUE


     The net asset value per share for purchases and redemptions of shares of each Equity Fund is determined as of the close of the regular session of the NYSE, which is generally 4:00 p.m. New York City time, on each day that trading is conducted during such session on the NYSE. In accordance with the Equity Funds' Agreement and Declaration of Trust and By-Laws, net asset value for each Equity Fund is determined separately for each class by dividing the value of each class's net assets allocable to such class, less its liabilities, by the total number of each class's shares then outstanding. For net asset value determination purposes, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded and that value is then converted into U.S. dollars at the foreign exchange rate in effect as of the close of trading (4:00 p.m.) London time, on the day the value of the foreign security is determined. As a result, to the extent an Equity Fund holds securities quoted or denominated in a foreign currency, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of such Equity Fund's shares even though there has not been any change in the value of such securities as quoted in the foreign currency. For purposes of this computation, the securities in each Equity Fund's portfolio are, except as described below, valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees believe would accurately reflect their fair value.
     Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of an Equity Fund's shares may not take place contemporaneously with the determination of the prices of investments held by such Equity Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the net asset value of an Equity Fund's shares unless the Adviser or Subadviser, under the supervision of such Equity Fund's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the net asset value of an Equity Fund's shares may be significantly affected by such trading on days when a shareholder has no access to such Equity Fund.


     Short-term securities which mature in more than 60 days are valued based on current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days where it has been determined in good faith under procedures approved by the Board of Trustees that amortized cost equals fair value. All other assets are valued at fair value as determined in good faith under such valuation procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The Equity Funds intend to distribute to shareholders of the Equity Funds on an annual basis, substantially all of the net investment income, if any, for each respective Equity Fund for such period.

     Capital gains (short-term and long-term), if any, realized by each of the Equity Funds during their fiscal year will be distributed to the respective shareholders shortly after the end of such fiscal year.


     Each income dividend and capital gains distribution, if any, declared by the Equity Funds on the outstanding shares of any Equity Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that Equity Fund. Such distributions, to the extent they would otherwise be taxable, will be taxable to shareholders regardless of whether paid in cash or reinvested in additional shares. An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by the Equity Funds from a shareholder or the shareholder's investment dealer of record at least 30 days prior to the record date for a particular dividend or distribution on shares of each Equity Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.

     There is no fixed dividend rate and there can be no assurance that an Equity Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Equity Fund depends upon the realization by the Equity Fund of income and capital gains from that Fund's investments. All dividends and distributions will be made to shareholders of an Equity Fund solely from assets of that Equity Fund.

     Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Equity Fund shares held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. Note that any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Distributions may be subject to certain state and local taxes. If distributions had been declared in the year just ended, the Equity Funds will send you tax information (by January 31) stating amount and type of all distributions.

     Each Equity Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed.


                                RETIREMENT PLANS


     Each of the Equity Funds may be a suitable investment vehicle for part or all of the assets held in various tax-sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under the Individual Retirement Account ('IRA') prototype and under the prototype retirement plan and charges an annual account maintenance fee of $15 per participant, regardless of the number of Winthrop Funds selected. Persons desiring information concerning these plans should write or telephone the Equity Funds or the Equity Funds' Transfer Agent. While the Equity Funds reserve the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to the types of plans listed below.


INDIVIDUAL RETIREMENT ACCOUNTS


     The Adviser has available a prototype form of IRA for investment in shares of any one or more Equity Funds. An individual with a non-working spouse may deduct a contribution to an IRA of up to $2,250, provided that no more than $2,000 may be contributed for either spouse. The deduction for a contribution to an IRA is phased out if an unmarried individual has adjusted gross income in excess of $25,000, a married couple filing jointly in excess of $40,000 or for any adjusted gross income of a married taxpayer filing separately.


     As with tax-deductible contributions, taxes on the income earned from nondeductible IRA contributions will be deferred until distributed from the IRA.

SIMPLIFIED EMPLOYEE PENSION PLAN ('SEP/IRA')

     A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ('SIMPLE') -- SIMPLE IRA AND SIMPLE 401(K)



     Offers employers with 100 or fewer eligible employees the ability to establish a retirement plan that permits employee contributions. An employer may also elect to make additional contributions to these Plans. It is anticipated that these forms of retirement plans will be available for investment in the Equity Funds shortly after the date of this Prospectus. Please telephone the Equity Funds' shareholder servicing representative at (800) 225-8011 for more information.



EMPLOYER-SPONSORED RETIREMENT PLANS


     The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one or more Equity Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.


     Under  the  prototype  retirement  plan,   an  employer  may  make   annual
tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented. The Adviser has received favorable opinion letters from the IRS that the prototype retirement plan is acceptable by qualified employers.

SELF-DIRECTED RETIREMENT PLANS


     Shares of the Equity Funds may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser and Subadviser and the Equity Funds' Distributor.


                              GENERAL INFORMATION

CAPITALIZATION


     The Opportunity Funds were organized as a Delaware business trust under the laws of Delaware on May 31, 1995. The Opportunity Funds have an unlimited number of authorized shares of beneficial interest, no par value, which may, without shareholder approval, be divided into an unlimited number of series, and an unlimited number of classes. Such shares are currently divided into four series, one for each of the Equity Funds and Money Funds. Shares of each Equity Fund are divided into Class A and Class B shares of each Equity Fund and are normally entitled to one vote (with proportional voting for fractional shares) for all purposes. Generally, shares of both Equity Funds vote as a single series on matters that affect all Equity Funds in substantially the same manner. As to matters affecting each Equity Fund separately, such as approval of the investment advisory agreement, shares of each Equity Fund would vote as separate series. With respect to each Equity Fund, each class is identical in all respects except that (i) each class bears different distribution services fees,
(ii) each class has exclusive voting rights with respect to its Rule 12b-1 Plan and (iii) each class has a different exchange privilege. The Equity Funds will not have annual meetings of shareholders so long as at least two-thirds of the Trustees then in office have been elected by the shareholders. Section 16(c) of the 1940 Act provides certain rights to shareholders which the Equity Funds will honor regarding the calling of meetings of shareholders and other communications with shareholders. Trustees may also call meetings of shareholders from time to time as the Trustees deem necessary or desirable.

     Shares of an Equity Fund are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of an Equity Fund are entitled to receive the net assets of that Equity Fund. Since Class B shares of each Equity Fund are subject to greater distribution services fees than Class A shares of the

Equity Fund, the liquidation proceeds to shareholders of Class B shares are likely to be less than the proceeds to Class A shareholders. Shareholders have no preemptive rights.


DISTRIBUTOR


     Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser and Subadviser, serves as the Equity Funds' Distributor.


CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT


     Citibank, N.A. acts as Custodian for the securities and cash of the Equity Funds, but plays no part in deciding on the purchase or sale of portfolio securities. FPS Services, Inc. acts as dividend disbursing agent, registrar and transfer agent.


INFORMATION FOR SHAREHOLDERS


     Any shareholder inquiry regarding the Equity Funds or the status of the shareholder's account can be made to the Equity Funds by mail or by telephone at the address or telephone number listed in front of this Prospectus or to FPS Services, Inc. at the address on the cover of this Prospectus.

     Following any purchase or redemption, a shareholder will receive a statement confirming the transaction. Annual audited and semi-annual unaudited financial statements, which include a list of investments held by the Equity Funds, will be sent to shareholders.

                           WINTHROP OPPORTUNITY FUNDS
                           SHARE PURCHASE APPLICATION

WINTHROP OPPORTUNITY FUNDS                                 FOR ASSISTANCE IN FILLING OUT THIS APPLICATION CALL:
C/O FPS SERVICES, INC.                                    (800) 225-8011 (OPTION #2)
P.O. BOX 61503
(3200 HORIZON DR.)
KING OF PRUSSIA, PA 19406-0903

(1) TYPE OF ACCOUNT                          DATE __________________, 199_______
  [ ] New Account         [ ] Existing Account #________________________________

(2) INVESTMENT SELECTION -- Please indicate the dollar amount you wish to invest in each Fund and make checks payable to Winthrop Mutual Funds. Please select the class of shares you wish to purchase. If no class of shares is selected, Class A shares will be purchased.

       WINTHROP FUND NAME              AMOUNT                       CLASS OF SHARES (FUND NUMBER)
       ------------------              ------                       -----------------------------
       Developing Markets Fund         $__________                  [ ] Class A (540)
       International Equity Fund       $__________                     (front-end sales charge)
       Total                           $__________                  [ ] Class B (640)
                                                                       (contingent deferred sales charge)
                                                                    [ ] Class A (541)
                                                                       (front-end sales charge)
                                                                    [ ] Class B (641)
                                                                       (contingent deferred sales charge)
       Initial Investment Minimum per Fund $250; Subsequent        Class B Shares are not available for purchases of
       Investment Minimum $25. Minimums are waived for SEP,        $250,000 or more.
       SARSEP, SIMPLE 401K, 403B and 457 plans.

(3)  SHARE REGISTRATION
[ ] Individual______________________________________   __________________________________________
                                Name                                *Joint Owner, if any

[ ] Gift to Minor______________________________as custodian for_________________________________
                      Name of Custodian                                  Name of minor
    under the ________________Uniform Gift to Minors Act. (Reference social security # of minor in space
                    State                                  provided below)

[ ] Other________________________________________________________________________________________
                             (Name of corporation, organization, trusts, etc.)

Address___________________________________________________________________________________________
                                               Street
       ___________________________________________________________________________________________
                       City                              State                           Zip Code

Phone Number (_____) ____________________Social Security or Taxpayer ID #**_______________________

 * In the event of co-owners, a joint tenancy with right of survivorship will be assumed unless otherwise indicated.
** Required to open an account.

  (4)  CERTIFICATION  OF  TAXPAYER  IDENTIFICATION NUMBER  --  Required by
       federal tax  law to  avoid 31%  backup withholding:  By signing,  I certify  under  penalties of  perjury that  the social  security or taxpayer identification number entered above is correct and that  I have  not been  notified by  the IRS  that I  am subject  to backup withholding unless I have checked the box below.
       [ ] I am subject to backup withholding.
       ________________________________   __________________________________
       Signature                           Date
       ________________________________   __________________________________
       Signature                           Date
       (If  an  institution,  please  include  documentation  establishing authorized signatories).

  (5)  SHAREHOLDER   AUTHORIZATION   (MUST   BE   SIGNED   BY   APPLICANT)
       TELEPHONE EXCHANGE PRIVILEGE  -- I  understand that  unless I  have checked the box below, this privilege will automatically apply.
       (NOTE:  Telephone exchanges may only  be processed between accounts that have identical registrations)
       [ ] I do not elect the telephone exchange privilege.
       TELEPHONE REDEMPTION PRIVILEGE -- I  hereby authorize the Funds  or its  transfer agent to effect the  redemption of Fund shares for my
       account  according  to  my  telephone  instructions  or   telephone
       instructions from my Broker/Agent as follows:
       [ ] Mail Redemption proceeds  to the name and  address in which my
           Fund Account is registered.
       [ ] Deposit via  ACH to the commercial  bank referenced in  Section
           10.
       [ ] Wire Redemption proceeds to  the Bank referenced in Section 10 and charge my Fund account the applicable wire fee.
       (NOTE:  The  maximum  telephone   redemption  amount  is   $50,000.
       Telephone  redemption checks  will only be  mailed to  the name and address of record; and the address  must have no change within  the last 30 days.)
       By  selecting any of  the above telephone  privileges, I agree that neither the Funds, the Adviser, the Subadviser, the Winthrop  Focus
       Funds,  the Alliance Money Market Funds  nor any transfer agent for any of the foregoing will be liable for any loss, injury, damage or
       expense  as  a  result   of  acting  upon  telephone   instructions
       purporting to be on my behalf, that the Funds reasonably believe to be  genuine, and that neither the Funds  nor any such party will be responsible for the authenticity of such telephone instructions.  I understand  that any or all of these privileges may be discontinued
       by me or the  Funds at any  time. I understand  and agree that  the
       Funds  reserve the right  to refuse any  telephone instructions and that my investment dealer or agent reserves the right to refuse  to issue any telephone instructions I may request.
       I  am of  legal age  and capacity  and have  received and  read the
       Prospectus and agree to its terms.
       The person(s),  if any,  signing on  behalf of  the investor  (i.e.
       corporation,  organization, trust, etc.) represent and warrant that they are authorized to sign this application and purchase,  redeem, or exchange shares on behalf of such investor.
     ________________________________   __________________________________
       Signature                           Date
     ________________________________   __________________________________
       Signature                           Date

  (6)  FOR  DEALER USE ONLY -- We guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

       Dealer Name____________________________________  Dealer No.________________________________
       Branch Office Name_____________________________  Branch Office No._________________________
       Branch Office Address______________________________________________________________________
       Representative's Name__________________________  Representative's No.______________________
       Representative's Phone No. (_____) ___________  Authorized Signature_______________________

  (7) BANK ACCOUNT INFORMATION* (To be completed if applicable under Sections 5 or 11).

________________________________________________  ________________________________________________
                 Name of Bank                                 Branch (if applicable)
________________________________________________  ________________________________________________
   Name in which Bank Account is Established                    Bank Account Number

      *(ATTACH VOIDED  CHECK --  Include  a blank  check from  your  bank account.  Write 'VOID' across the face  of the check, and attach it to this form.)
       ------------
       FOR  DIVIDEND  INSTRUCTIONS  AND  OTHER  ACCOUNT  OPTIONS,   PLEASE
       COMPLETE THE REVERSE SIDE OF THIS PURCHASE APPLICATION.

                           WINTHROP OPPORTUNITY FUNDS
                           SHARE PURCHASE APPLICATION

  (8)  DIVIDEND OPTIONS
       DIVIDEND   INSTRUCTIONS  --  If  no  instructions  are  given,  all
       distributions will be reinvested.
       INCOME DIVIDENDS: (select one)

       [ ] Reinvest dividends                        [ ] Pay dividends in cash          [ ] Use Dividend Direction Option
       CAPITAL GAINS DISTRIBUTION: (select one)
       [ ] Reinvest capital gains                    [ ] Pay capital gains in cash      [ ] Use Dividend Direction Option

       [ ] DIVIDEND DIRECTION OPTION -- I/we hereby authorize and request that my/our distributions be either (a) paid to the person and/or address designated below or (b) reinvested into my/our account which we currently maintain in another Winthrop Fund:

       a) Name _________________________________________  b) Winthrop Fund ________________________

          Account or Policy #___________________________  Existing Acct. No. ______________________
           (if applicable)

        Address________________________________________

        City, State, Zip_______________________________

       (NOTE: Dividend  checks  that are  returned  'not  forwardable' will  be  reinvested  in additional  shares of the Fund at  the current net asset value  on the date the check is received.)

(9) [ ] AUTOMATIC MONTHLY INVESTMENT PLAN* -- I/we hereby authorize you to draw on my/our bank account an amount of $ ($25 minimum) for an investment in the Funds beginning on the 10th, 15th or 20th
          (circle one) day and continuing on that same day each month.

_____________________________________   ____________________________________
          Fund Name(s)                     Bank Account Number
____________________________________________________________________________
                        Branch Name and Address of Bank

       The Fund requires signatures of bank account owners exactly as they appear on bank records:
______________________________  ________  ________________________  _________
   Individual Account Owner       Date       Joint Account Owner       Date

       *(ATTACH  VOIDED CHECK --  Include a blank check  from the bank account  from which your investment  will be made. Write
       'VOID' across the face of the check, and attach it to this form.)

(10) [ ] AUTOMATIC EXCHANGE PLAN --  The undersigned requests that  Winthrop or any transfer  agent of Winthrop (as  their agent) make regular exchanges ($50 minimum) beginning the 5th, 10th, 15th or 25th (circle one) day of _______ 19__.
                                                                                                               (month)
       FROM*                             TO*
                                                                     Class**                            Frequency
        Fund Name                         Fund Name               (Circle One)        Amount          (Circle One)'D'
        ---------                         ---------               ------------        ------          ---------------
_________________________  ____________________________________      A or B     __________________        M Q S A

_________________________  ____________________________________      A or B     __________________        M Q S A

_________________________  ____________________________________      A or B     __________________        M Q S A

_________________________  ____________________________________      A or B     __________________        M Q S A

       *  Your automatic exchange selection must be between Winthrop Funds within the same share class unless your exchange is to be directed to a Winthrop Money Fund in which case class designation will not be required.

       `D' Monthly, Quarterly, Semi-Annual, or Annual processing.

       Please Note: Winthrop's Automatic Exchange Plan may be directed to multiple funds within the Winthrop Focus Funds or
       Winthrop Opportunity Funds. Automatic  Exchanges will only  be available for  participating accounts with  identical registrations.

(11) [  ] SYSTEMATIC CASH  WITHDRAWAL PLAN  -- (Minimum  initial purchase
          $10,000). The undersigned requests that the Funds, or any transfer agent of the Funds, as their agent make withdrawals beginning the 25th day (approximately of _______ 19__).

    FUND NAME                  AMOUNT
    ---------                  ------
_____________________  _____________________  [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

_____________________  _____________________  [ ] monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

       Payments under this plan should be sent:

       [ ] by check to the name and address in which my/our fund account is registered.

       [ ] by automated clearing house 'ACH' deposits to my Bank and account referenced in Section 10.

       [ ] by wire to  the Bank and account  referenced in Section 10  and
       charge   my   Money   Fund  account   the   applicable   wire  fee.

       [  ]   by   check   to  the   Special   Payee   referenced   below:

Name of Payee__________________________  Account or Policy #____________________
                                                                  (if applicable)
Address_________________________________________________________________________

(NOTE: Systematic withdrawals elected on a semi-annual or annual basis are not eligible for Winthrop's CDSC waiver.)

(12) REDUCED SALES CHARGES (Class A only) -- If you or your spouse or minor children own shares in other Winthrop Funds, you may be eligible for a reduced sales charge. If applicable, please complete the sections below and indicate the accounts to be considered.

       RIGHT OF ACCUMULATION OR CONCURRENT PURCHASES

       [ ] I qualify for Right of Accumulation or Concurrent Purchase privileges with the account(s) listed below.

_______________  ________________________  ___________________  _____________________
   Fund Name           Account Number           Fund Name           Account Number
_______________  ________________________  ___________________  _____________________
   Fund Name           Account Number           Fund Name           Account Number

       (NOTE:  When  qualifying for  the Concurrent  Purchase  privilege, Account  Number reference  is not required for new accounts).

       LETTER OF INTENT

       [ ]  I agree  to the  terms of  the Letter  of Intent  set forth  in the  Prospectus (including  the escrowing  of shares.) Although  I am not obligated  to do so,  it is my intention  to invest over a thirteen-month period in shares of  one or more Winthrop Funds  in an aggregate amount at  least equal to:

   [ ] $50,000                [ ] $100,000                [ ] $250,000                [ ] $500,000                [ ] $1,000,000

       If  the full amount  indicated is not purchased  within 13 months, I  understand an additional sales charge must be paid from my accounts.

 (13)  CONSOLIDATED ACCOUNT STATEMENTS  -- If  you prefer  to receive  one
       quarterly   combined  statement   instead  of   individual  account
       statements please  reference the  Winthrop  Fund name  and  account numbers that you would like consolidated.

___________________________________   ________________________________________
    Fund Name/Account Number                     Fund Name/Account Number
____________________________________  ________________________________________
    Fund Name/Account Number                     Fund Name/Account Number

                           WINTHROP OPPORTUNITY FUNDS
                                 (800) 225-8011


                                    ADVISER
                   Wood Struthers & Winthrop Management Corp.
                   277 Park Avenue, New York, New York 10172


                                   SUBADVISER
                        AXA Asset Management Partenaires
                     40 rue du Colisee, 75008 Paris, France

                                  DISTRIBUTOR
              Donaldson, Lufkin & Jenrette Securities Corporation
                   277 Park Avenue, New York, New York 10172

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                  787 Seventh Avenue, New York, New York 10019

                                   CUSTODIAN
                                 Citibank, N.A.
                   111 Wall Street, New York, New York 10043

                                 TRANSFER AGENT
                               FPS Services, Inc.
                                 P.O. Box 61503
                              (3200 Horizon Drive)
                         King of Prussia, PA 19406-0903

                                    COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
                   919 Third Avenue, New York, New York 10022

                               TABLE OF CONTENTS

Summary of Equity Fund Expenses                             2
Financial Highlights                                        4
Introduction                                                5
Investment Objectives, Policies and Risk
  Considerations                                            5
Management                                                  9
Expenses of the Equity Funds                               11
Purchases, Redemptions and Shareholder
  Services                                                 12
Net Asset Value                                            20
Dividends, Distributions and Taxes                         20
Retirement Plans                                           21
General Information                                        22

             This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                     [LOGO]

WOF-1

            WINTHROP
            OPPORTUNITY
            FUNDS
            ---------------------------
            WINTHROP DEVELOPING
            MARKETS FUND

            WINTHROP INTERNATIONAL
            EQUITY FUND

            PROSPECTUS
            JANUARY 24, 1997

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           WINTHROP OPPORTUNITY FUNDS
                   277 PARK AVENUE, NEW YORK, NEW YORK 10172
                            TOLL FREE (800) 255-8011
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                January 24, 1997

     This Statement of Additional Information relates to the Winthrop Developing Markets Fund (the 'Developing Markets Fund') and the Winthrop International Equity Fund (the 'International Equity Fund' and together with the Developing Markets Fund, the 'Equity Funds'), each of which is a series of the Winthrop Opportunity Funds (the 'Opportunity Funds'). The Statement of Additional Information is not a prospectus and should be read in conjunction with the Equity Funds' current Prospectus dated January 24, 1997, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Equity Funds at the address or telephone number listed above.


                               TABLE OF CONTENTS


                                                                                                                    PAGE
                                                                                                                    ----
Investment Policies and Restrictions.............................................................................     1
Management.......................................................................................................     7
Expenses of the Equity Funds.....................................................................................     9
Purchases, Redemptions, Exchanges and Systematic Withdrawal Plan.................................................    11
Net Asset Value..................................................................................................    13
Dividends, Distributions and Taxes...............................................................................    14
Portfolio Transactions...........................................................................................    17
Portfolio Turnover...............................................................................................    19
Investment Performance Information...............................................................................    19
Shares of Beneficial Interest....................................................................................    20
General Information..............................................................................................    21
Appendix -- Securities Ratings...................................................................................   A-1

                      INVESTMENT POLICIES AND RESTRICTIONS


     The following investment policies and restrictions supplement and should be read in conjunction with the information set forth under the heading 'Investment Objectives, Policies and Risk Considerations' in the Equity Funds' Prospectus. Except as noted in the Prospectus, each Equity Fund's investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval; however, shareholders will be notified prior to a significant change in such policies. Each Equity Fund's fundamental investment restrictions may not be changed without shareholder approval as defined in 'Fundamental Investment Restrictions' in this Statement of Additional Information.

     It is the policy of the Developing Markets Fund to seek long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries; it is the policy of the International Equity Fund to seek long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States. In addition, each Equity Fund may invest in any of the securities described below.

     Depositary Receipts. The Equity Funds may purchase sponsored or unsponsored ADRs, EDRs and GDRs (collectively, 'Depositary Receipts'). ADRs are American Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are Depositary Receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of each Equity Fund's investment policies, an Equity Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

     Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income stream from common stocks but lower than that afforded by a similar nonconvertible fixed income security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the underlying common stock. Each Equity Fund may invest up to 25% of its assets in foreign convertible securities. Wood, Struthers & Winthrop Management Corp. (the 'Adviser') and AXA Asset Management Partenaires (the 'Subadviser') currently do not intend to invest over 5% of each Equity Fund's assets in convertible securities rated below investment grade.


     The market value of a convertible security is at least the higher of its 'investment value' (i.e., its value as a fixed-income security) or its 'conversion value' (i.e., its value when converted into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying security. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     Nonconvertible Fixed Income Securities. Each Equity Fund may invest up to 35% of its total assets in investment grade fixed income securities. Investment grade obligations are those obligations rated BBB or better by Standard and Poor's Ratings Group ('S&P') or Baa or better by Moody's Investor Service ('Moody's') in the case of long-term obligations and equivalently rated obligations in the case of short-term obligations, or unrated instruments believed by the Adviser or Subadviser to be of comparable quality to such rated instruments. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Securities rated Baa by Moody's are considered by Moody's to be medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well. Fixed income securities in which the Equity Funds may invest include asset and mortgage backed securities. Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the assets and mortgage backed securities. As a result, if an Equity Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if an Equity Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. For a more complete description of Moody's and S&P's ratings, see the Appendix to this Statement of Additional Information. The foregoing investment grade limitation applies only at the time of initial investment and an Equity Fund may determine to retain in its portfolio securities the issuers of which have had their credit characteristics downgraded.

     Options. The Equity Funds may purchase and sell call and put options. A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer, or seller, of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When an Equity Fund writes a call option, that Equity Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. An Equity Fund that sells a put option might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     If an Equity Fund desires to sell a particular security from its portfolio on which it has written an option, the Equity Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option). An Equity Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Equity Fund to write another option on the underlying security with either a different exercise price or expiration date or both. An Equity Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.

     The Equity Funds will write only fully 'covered' options. An option is fully covered if at all times during the option period, the Fund writing the option owns either (i) the underlying securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or
(ii) an offsetting call option on the same securities at the same or a lower price.

     An Equity Fund may not write a call option if, as a result thereof, the aggregate of such Equity Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets. The Equity Funds may also purchase and sell financial futures contracts and options thereon for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the 'CFTC').

     The Equity Funds may also purchase and sell securities index options. Securities index options are similar to options on specific securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date. When an Equity Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

     Each Equity Fund's successful use of options and financial futures depends on the ability of the Adviser and Subadviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity securities for investment. The ability of an Equity Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each Equity Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Equity Funds of margin deposits or collateral in the event of bankruptcy of a broker with whom the Equity Funds have an open position in an option, a futures contract or related option.

     To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, each Equity Fund is limited to an investment not in excess of 5% of its total assets, except that each Equity Fund may purchase and sell such instruments, without limitation, for bona fide hedging purposes.


     Forward Foreign Currency Exchange Contracts. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.


     The Equity Funds will generally enter into forward contracts only under two circumstances. First, when an Equity Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Adviser or Subadviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Equity Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as

'cross-hedging.' Although forward contracts will be used primarily to protect the Equity Funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

     Futures and Options Thereon. The Equity Funds may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the CFTC. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future.

     Repurchase Agreements. The Equity Funds may enter into 'repurchase agreements,' with member banks of the Federal Reserve System, 'primary dealers' (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. Repurchase agreements permit an Equity Fund to keep all of its assets at work while retaining 'overnight' flexibility in pursuit of investments of a longer-term nature. The Equity Funds require continual maintenance of collateral with the Custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Equity Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Equity Fund might be delayed in selling the collateral.

     Reverse Repurchase Agreements. The Equity Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement an Equity Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time an Equity Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by an Equity Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce an Equity Fund's obligations to repurchase the securities and an Equity Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Equity Funds or the Securities and Exchange Commission ('SEC') to the extent liquid high-grade debt securities are segregated in an amount at least equal to the amount of the liability.

     Illiquid Investments. Each Equity Fund may invest up to 15% of its assets in illiquid investments. Under the supervision of the Trustees, the Adviser and Subadviser determine the liquidity of an Equity Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Equity Fund to sell them promptly at an acceptable price. The staff of the SEC currently takes the position that OTC options purchased by an Equity Fund, and portfolio securities 'covering' the amount of that Equity
Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to such Equity Fund's limitations on investments in illiquid securities.

     Securities Lending. The Equity Funds may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. Accordingly, the Equity Funds will continuously secure the lending of portfolio securities by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Equity Funds have the right to call such a loan and obtain the securities loaned at any time on five days notice. Cash collateral may be invested in fixed income securities rated at least A or better by S&P or Moody's. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower should be unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by an Equity Fund may not exceed 25% of the value of its net assets.

     When Issued, Delayed Delivery Securities and Forward Commitments. The Equity Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a 'when issued' or 'delayed delivery' basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

     When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While an Equity Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Equity Fund may sell the security before the settlement date if it is deemed advisable.

     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to an Equity Fund prior to the settlement date. Each Equity Fund will segregate with its Custodian cash or liquid high-grade securities in an aggregate amount at least equal to the amount of their respective outstanding forward commitments.

     Privatization. The governments in some countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ('privatization'). The Adviser and Subadviser believe that privatization may offer opportunities for significant capital appreciation, and intend to invest assets of the Equity Funds in privatization in appropriate circumstances. In certain countries, the ability of foreign entities such as the Equity Funds to participate in privatization may be limited by local law and/or the terms on which the Equity Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that certain governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

     Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Equity Funds may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the Investment Company Act of 1940, as amended (the '1940 Act'), each Equity Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Equity Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser and Subadviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, an Equity Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time an Equity Fund would continue to pay its own management fees and other expenses.


FUNDAMENTAL INVESTMENT RESTRICTIONS


     The following fundamental investment restrictions are applicable to each of the Equity Funds and may not be changed with respect to an Equity Fund without the approval of a majority of the shareholders of that Equity Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Equity Fund represented at a meeting at which more than 50% of the outstanding shares of the Equity Fund are represented or (b) more than 50% of the outstanding shares of that Equity Fund, whichever is less. Except as set forth in the Prospectus, all other investment policies or practices are considered by each Equity Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     Briefly, these restrictions provide that an Equity Fund may not:

          (1) purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Equity Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Equity Fund's total assets may be invested without regard to such 5% and 10% limitations;


          (2) invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;


          (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Equity Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Equity Fund's obligations under swaps are not treated as senior securities;

          (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Equity Fund's investment objective and policies or the acquisition of securities subject to repurchase agreements;

          (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Equity Fund may be deemed to be an underwriter:


          (6) purchase real estate or interests therein;


          (7) purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Equity Fund becoming subject to registration with the CFTC as a commodity pool;

          (8) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Equity Fund's total assets and the Equity Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class; or


          (9) invest in oil, gas or other mineral leases.

                                   MANAGEMENT


     The Trustees and principal officers of the Equity Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are 'interested persons' of the Equity Funds as defined by the 1940 Act.

     *G. Moffett Cochran, 46, Chairman of the Board of Trustees and President of the Opportunity Funds is President and Chief Executive Officer of the Adviser with which he has been associated since 1992. Prior to his association with the Equity Funds and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

     Robert E. Fischer, 66, Trustee of the Opportunity Funds, has been Member at the law firm Lowenthal, Landau, Fischer & Bring, P.C., since prior to 1991.

     *Martin Jaffe, 50, Trustee, Vice President, Secretary and Treasurer of the Opportunity Funds, is a Managing Director, Treasurer and Chief Operating Officer of the Adviser, with which he has been associated since prior to 1991.

     Wilmot H. Kidd, III, 55, Trustee of the Opportunity Funds, has been President of Central Securities Corporation, since prior to 1991.

     John W. Waller, III, 45, Trustee of the Opportunity Funds, has been Chairman of Waller Capital Corporation, an investment banking firm, since prior to 1991.

     James A. Engle, 38, Vice President of the Opportunity Funds, is a Managing Director and Chief Investment Officer of the Adviser with which he has been associated since prior to 1991.

     Richard L. Glessmann, 35, Vice President of the Opportunity Funds, has been associated with the Adviser since 1995. Previously, he was a senior portfolio manager at Wells Fargo Bank since prior to 1991.

     Marybeth B. Leithead, 33, Vice President of the Opportunity Funds, has been associated with the Adviser since prior to 1991.

     Brian A. Kammerer, 39, Assistant Treasurer to the Opportunity Funds, is a Vice President of the Adviser, with which he has been associated since prior to 1991.

The following table sets forth certain information regarding compensation of the Equity Funds' Trustees and officers. Except as disclosed below, no executive officer or person affiliated with the Equity Funds received compensation from the Equity Funds for the calendar year ended December 31, 1996 in excess of $60,000.


                               COMPENSATION TABLE


                                                                                                                 TOTAL
                                                                         PENSION OR                           COMPENSATION
                                                       AGGREGATE         RETIREMENT                            FROM TRUST
                                                      COMPENSATION    BENEFITS ACCRUED    ESTIMATED ANNUAL      AND FUND
                                                          FROM        AS PART OF TRUST     BENEFITS UPON      COMPLEX PAID
                 NAME AND POSITION                      TRUST(1)          EXPENSES           RETIREMENT       TO TRUSTEES(2)
                 -----------------                    ------------    ----------------    ----------------    ------------
G. Moffett Cochran, Trustee........................     $      0            None                None            $      0(9)
Robert E. Fischer, Trustee.........................     $ 10,000            None                None            $ 10,000(4)
Martin Jaffe, Trustee..............................     $      0            None                None            $      0(4)
Wilmot H. Kidd, III, Trustee.......................     $ 10,000            None                None            $ 10,000(4)
John W. Waller, III, Trustee.......................     $  7,000            None                None            $  7,000(4)

------------


(1) The  Opportunity   Funds   anticipate  paying   each   independent   Trustee
    approximately $10,000 in each calendar year.


                                              (footnotes continued on next page)

(footnotes continued from previous page)


(2) Represents the total compensation paid to such persons during the year ended December 31, 1996. The parenthetical number represents the number of portfolios (including the Equity Funds) for which such person acts as Trustee that are considered part of the same fund complex as the Equity Funds.
                            ------------------------

     The Trustees of the Opportunity Funds who are officers or employees of the Adviser or any of its affiliates receive no remuneration from the Opportunity Funds. Each of the Trustees who are not affiliated with the Adviser will be paid a $2,000 fee for each board meeting attended. Messrs. Cochran and Jaffe are members of the Executive Committee. Messrs. Fisher, Kidd and Waller are members of the Audit Committee and are paid a $1,000 fee for each Audit Committee meeting attended.


ADVISER


     The Adviser, a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as the Equity Funds' investment adviser (see 'Management' in the Prospectus). The Adviser was established in 1871, as a private concern to manage money for the Winthrop family of Boston. From these origins, the Adviser has grown to serve a select group of individual and institutional investors.

     The Adviser is (since 1977) a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ('DLJ Securities'), the distributor of the Equity Fund's shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of The Equitable Companies Incorporated ('ECI'), a holding company controlled by AXA, a French insurance and financial services holding company. The Adviser is an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, it maintains a tradition of personalized service and performance. The address of Donaldson, Lufkin & Jenrette, Inc. is 277 Park Avenue, New York, New York 10172. The address of ECI is 787 Seventh Avenue, New York, New York 10019.

     As of September 10, 1996, AXA owns 60.5 of the outstanding shares of the common stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom, Canada and other countries, principally in Europe. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, as of September 10, 1996, 35.6% of the issued ordinary shares (representing 48.6% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ('Finaxa'). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 5.3% of the issued ordinary shares (representing 4.3% of the voting power) of AXA and the interest of les Ateliers de Construction du Nord de la France-ANF ('ANF'), a 95.4% owned subsidiary of Finaxa, which owned 0.3% of the issued ordinary shares (representing 0.4% of the voting power) of AXA. As of September 10, 1996, 61.3% of the issued ordinary shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies -- (the 'Mutuelles AXA') (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the issued ordinary shares, representing 40.6% of the voting power), and 23.7% of the issued ordinary shares (representing 15.0% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ('Paribas'). Including the ordinary shares owned by Finaxa and its subsidiaries on September 10, 1996, the Mutuelles AXA directly and indirectly owned 41.3% of the issued ordinary shares of AXA (representing 56.3% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa.

     The Investment Advisory Agreement was approved by the Board of Trustees of the Equity Funds on July 25, 1995 and by the then shareholders, the Adviser and Subadviser, on August 23, 1995 and became effective on the same date. The Investment Advisory Agreement is reviewed annually by the Board of Trustees and was most recently reapproved on July 18, 1996. The Investment Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of each Equity Fund provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of the Equity Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval.

     Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Equity Funds.


SUBADVISER


     The Subadviser has been retained under a subadvisory agreement by the Adviser to assist in the performance of its services to the Equity Funds.

     The  Subadviser,  a  registered  investment  advisor,  is  a   wholly-owned
subsidiary of AXA. The Subadviser has hired employees from AXA, a company with a long history of providing financial services advice.

     Certain other clients of the Adviser or Subadviser may have investment objectives, policies and risk considerations similar to those of the Equity Funds. The Adviser or Subadviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by their other clients simultaneously with the Equity Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of the securities being sold, there may be an adverse effect on price. It is the policy of the Adviser and Subadviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser and Subadviser to the accounts involved, including the Equity Funds. When two or more of the clients of the Adviser and Subadviser (including the Equity Funds) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

                          EXPENSES OF THE EQUITY FUNDS


GENERAL


     In addition to the payments to the Adviser under the investment advisory agreement, each Equity Fund pays the other expenses incurred in its organization and operations, including the costs of printing prospectuses and other reports to existing shareholders; all expenses and fees related to registration and filing with the SEC and with state regulatory authorities; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser or Subadviser; costs of maintenance of existence; and interest charges, taxes, brokerage fees and commissions.

     As to the obtaining of clerical and accounting services not required to be provided to the Equity Funds by the Adviser under the investment advisory agreement or Subadviser under the investment subadvisory agreement, the Equity Funds may employ their own personnel. For such services, they also may utilize personnel employed by the Adviser, the Subadviser or their affiliates. In such event, the services shall be provided to the Equity Funds at cost and the payments therefor must be specifically approved in advance by the Equity Funds' Trustees, including a majority of its disinterested Trustees.

DISTRIBUTION PLAN


     Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Equity Funds have adopted a Distribution Agreement (the 'Distribution Agreement') and a Rule 12b-1 Plan for each Class of shares of each Equity Fund (the '12b-1 Plans') to permit such Equity Fund directly or indirectly to pay expenses associated with the distribution of shares.

     Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Equity Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Equity Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the 1940 Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Equity Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was initially approved by each Equity Fund's Trustees on July 25, 1995 and by the then shareholders on August 23. 1995. The Distribution Agreement was most recently reviewed and reapproved on July 18, 1996. All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Equity Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Equity Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of such Equity Funds. Each Equity Fund's 12b-1 Plan may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of an Equity Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of an Equity Fund on not more than 60 days notice to any other party to the agreement, and will terminate automatically in the event of assignment.

     With respect to sales of an Equity Fund's Class B shares through a broker-dealer, the Distributor pays the broker-dealer a concession at the time of sale. In addition, an ongoing maintenance fee may be paid to broker-dealers on sales of both Class A shares and Class B shares. Pursuant to the Equity Funds' Rule 12b-1 Plans, the Distributor is then reimbursed for such payments with amounts paid from the assets of such Equity Fund. The payments to the broker-dealer, although an Equity Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Equity Funds. Broker-dealers who sell shares of the Equity Funds may provide services to their customers that are not available to investors who purchase their shares directly from the Equity Funds. Investors who purchase their shares directly from an Equity Fund will pay a pro rata share of such Equity Fund's expenses of encouraging broker-dealers to provide such services but not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Equity Funds.

     Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, each Equity Fund pays a distribution services fee each month to the Distributor, with respect to the Class A shares of each Equity Fund at an annual rate of up to .25 of 1%, and with respect to the Class B shares of each Equity Fund the annual rate may be up to 1%, of the aggregate average daily net assets attributable to Class A shares and Class B shares, respectively, of each Equity Fund.

                     PURCHASES, REDEMPTIONS, EXCHANGES AND
                           SYSTEMATIC WITHDRAWAL PLAN


     The following information supplements that set forth in the Equity Funds' Prospectus under the heading 'Purchases, Redemptions and Shareholder Services'.


PURCHASES


     Shares of the Equity Funds are offered at the respective net asset value per share next determined following receipt of a purchase order in proper form by the Equity Funds, the Equity Funds' transfer agent, FPS Services, Inc. (the 'Transfer Agent'), or by the Distributor. The Equity Funds calculate net asset value per share as of the close of the regular session of the New York Stock Exchange, (the 'NYSE') which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange.

     Orders for the purchase of shares of an Equity Fund become effective at the next transaction time after Federal funds or bank wire monies become available to the Transfer Agent for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds. Investors should note that their banks may impose a charge for this service. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Equity Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

     All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value and with respect to the Class A shares, less any applicable initial sales charge. As a convenience to the investor and to avoid unnecessary expense to the Equity Funds, share certificates representing shares of the Equity Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Equity Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Equity Funds).


REDEMPTIONS


     Shares of the Equity Funds may be redeemed at a redemption price equal to the net asset value per share, as next completed as of the regular trading session of the NYSE following the receipt in proper form by the Equity Fund of the shares tendered for redemption.

     Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of the Equity Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. See the Prospectus for a description of the contingent deferred sales charge which may be applicable to certain redemptions.

     To redeem shares, the registered owner or owners should forward a letter to the Transfer Agent containing a request for redemption of such shares at the next determined net asset value per share. Alternatively, the shareholder may elect the right to redeem shares by telephone as described in the Prospectus. If the shares are represented by share certificates, investors should forward the appropriate share certificates, endorsed in blank or with blank stock powers attached, to the Transfer Agent with the request that the shares represented thereby or a portion thereof be redeemed at the next determined net asset value per share. The share assignment form on the reverse side of each share certificate surrendered to the Transfer Agent for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, in the alternative, a stock power signed in the same manner may be attached to the share certificate or certificates, or, where tender is made by mail, separately mailed to the Transfer Agent. The signature or signatures on the assignment form must be guaranteed in the manner described below.


     If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable contingent deferred sales charge) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an 'eligible guarantor institution' as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

     The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

EXCHANGES


     Shares of one class of an Equity Fund can be exchanged for shares of the same class of another Equity Fund, Shares of the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund (collectively, the 'Money Funds') and shares of the same class of Winthrop Growth Fund, Winthrop Fixed Income
Fund, Winthrop Aggressive Growth Fund, Winthrop Growth and Income Fund and Winthrop Municipal Trust Fund (the ' Focus Funds'). Shareholders may exchange shares by mail. Shareholders or the shareholders' investment dealer of record may exchange shares by telephone.

     In the case of each Money Fund and Focus Fund, the exchange privilege is available only in those jurisdictions where shares of such Fund may be legally sold. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made and the shares exchanged are held by the Transfer Agent.

     Only those shareholders who have had shares in an Equity Fund for at least seven days may exchange all or part of those shares for shares of the other Equity Fund, the Money Funds or Focus Funds, and no partial exchange may be made if, as a result, the shareholders' interest in an Equity Fund would be reduced to less than $250. The minimum initial exchange into another Equity Fund is $250.

     All exchanges into either of the Money Funds or any of the Focus Funds are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant Money Fund or Focus Fund whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.






     The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short term swings in the stock market by engaging in frequent transactions in and out of the Equity Funds, the Money Funds and the Focus Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.


     Exchanges of shares are subject to the other requirements of the fund into which exchanges are made. Annual fund operating expenses for such fund may be higher and a sales charge differential may apply.

SYSTEMATIC WITHDRAWAL PLANS


     Shares of an Equity Fund owned by a participant in the Equity Funds' systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments. A contingent deferred sales charge which would otherwise be imposed will be waived in connection with redemptions made pursuant to the Equity Funds' systematic withdrawal plan up to 1% monthly or 3% quarterly of an account's total market value not to exceed 10% of total market value over any 12 month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver. See the Prospectus for a description of the contingent deferred sales charge. The systematic withdrawal plan may be terminated at any time by the shareholder or the Equity Funds.


     Redemption of shares for withdrawal purposes may reduce or even liquidate an account. While an occasional lump sum investment may be made by a shareholder who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000 whichever is less.

                                NET ASSET VALUE


     Shares of each Equity Fund will be priced at the net asset value per share as computed each Equity Fund Business Day in accordance with the Equity Funds' Agreement and Declaration of Trust and By-Laws. For this purpose, an Equity Fund Business Day is any day on which the NYSE is open for business, typically, Monday through Friday exclusive of New Year's Day, Washington's Birthday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

     The net asset value of the shares of each Equity Fund is determined as of the close of the regular session on the NYSE, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the NYSE. The net asset value per share is calculated by taking the sum of the value of each Equity Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily. For net asset value determination purposes, securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates (determined at 4:00 p.m. London time) or at such rates as the Trustees may determine. As a result, to the extent an Equity Fund holds securities quoted or denominated in a foreign currency, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of such Equity Fund's shares even though there has not been any change in the value of such securities as quoted in the foreign currency. For purposes of this computation, the securities in each Equity Fund's portfolio are, except as described below, valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees believe would accurately reflect their fair value.

     Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of an Equity Fund's shares may not take place contemporaneously with the determination of the prices of investments held by such Equity Fund. Events affecting the values of investments that occur between the time their prices are determined and the close of regular trading on the NYSE on each day that the NYSE is open will not be reflected in the net asset value of an Equity Fund's shares unless the Adviser or Subadviser, under the supervision of such Equity Fund's Board of Trustees, determine that the particular event would materially affect net asset value. As a result, the net asset value of an Equity Fund's shares may be significantly affected by such trading on days when a shareholder has no access to such Equity Fund.

     For purposes of the computation of net asset value, each of the Equity Funds values securities held in its respective portfolios as follows: readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price at the close of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of the Equity Funds shall determine in good faith to reflect its fair value.


     Readily marketable securities, including certain options, not listed on an exchange but admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ('NASDAQ') National List (the 'List') are valued in like manner. Portfolio securities traded on more than one exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.



     Readily marketable securities, including certain options traded only in the over-the-counter market and listed securities whose primary market is believed by the Adviser or Subadviser to be over-the-counter (excluding those admitted to trading on the List) are valued at the mean of the current bid and asked prices as reported by such sources as the Trustees of the Equity Funds deem appropriate to reflect their fair market value. However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser or Subadviser to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly. Premiums received on call options written by an Equity Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Equity Funds.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The Equity Funds intend to distribute to shareholders of the Equity Funds on an annual basis, substantially all of such respective periods' net investment income, if any, for each respective Equity Fund.

     Capital gains (short-term and long-term), if any, realized by each of the Equity Funds during their fiscal year will be distributed to the respective shareholders shortly after the end of such fiscal year.

     Each income dividend and capital gains distribution, if any, declared by the Equity Funds on the outstanding shares of any Equity Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that Equity Fund at the net asset value as of the close of business on the payment date. Such distributions, to the extent they would otherwise be taxable, will be taxable to shareholders regardless of whether paid in cash or reinvested in additional shares. An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by the Equity Funds from a shareholder at least 30 days prior to the record date for a particular dividend or distribution on shares of each Equity Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.

     There is no fixed dividend rate and there can be no assurance that an Equity Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Equity Fund depends upon the realization by the Equity Fund of income and capital gains from that Equity Fund's investments. All dividends and distributions will be made to shareholders of an Equity Fund solely from assets of that Equity Fund.

     Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Equity Fund shares held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. Note that any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


     Each Equity Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so that it will not be liable for federal income taxes to the extent that its net taxable income and net capital gains are distributed. Accordingly, each Equity Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other foreign currencies, or other income (including but not limited to gains from futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, futures or forward contracts held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Equity Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Equity Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). Foreign currency gains that are not 'directly related' to the Equity Fund's principal business of investing in stock or securities may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above and may continue to be included in income that counted for the purposes of the 30% of gross income requirements described above. The Treasury Department has not yet issued any such regulations. For federal income tax purposes, dividends of net ordinary income and distributions of any net short-term capital gains in excess of any net long-term capital losses are treated as ordinary income of the shareholders, and distributions of net long-term capital gains in excess of any net short-term capital losses are taxable to shareholders as long-term capital gains irrespective of the length of time the shareholder has held shares of the Equity Fund.

     Since the Equity Funds are not treated as a single entity for federal income tax purposes, the performance of one Equity Fund will have no effect on the income tax liability of shareholders of another Equity Fund.

     A dividend or capital gains distribution with respect to shares of any Equity Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     As a regulated investment company, each Equity Fund will not be subject to federal income tax on income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income to shareholders each year but will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, each Equity Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Equity Fund. To the extent possible, each Equity Fund intends to make such distributions as may be necessary to avoid this excise tax.

     For federal income tax purposes, dividends that are declared by an Equity Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they were declared. Therefore such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distributions made by each Equity Fund for the preceding year.

     Some of the investment practices of each Equity Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Equity Funds and affect the holding period of the securities held by the Equity Funds and the character of the gains or losses realized. These provisions may also require the Equity Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as if they were closed out), which may cause such Equity Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Equity Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Equity Fund as a regulated investment company.

     The Equity Funds may make investments denominated in a foreign currency. Gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time an Equity Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Equity Fund actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by an Equity Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, also are generally treated as ordinary income or loss. These gains and losses increase or decrease the amount of the Equity Fund's net investment income available for distribution.

     If an Equity Fund owns shares in certain foreign investment entities, referred to as passive foreign investment companies ('PFICs'), such Equity Fund may be subject to federal income tax, and additional charges in the nature of interest, on a portion of any 'excess distribution' from such company or gain from the disposition of such shares, even if the entire distribution or gain is distributed by the Equity Fund to its shareholders. If an Equity Fund were able and elected to treat a PFIC as a 'qualified electing fund,' in lieu of the treatment described above, such Equity Fund would be required each year to include in income, the Equity Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Equity Fund. Proposed Treasury Regulations would allow certain regulated investment companies to elect to mark to market their stock in certain PFICs at the end of each taxable year, whereby the Equity Fund would include in its taxable income each year any unrealized gain on such PFIC investments. In order to distribute the income includible in the Equity Fund's income under either election, maintain its qualification as a regulated investment company, and avoid income or excise taxes, such Equity Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold. There can be no assurance that these regulations will be finalized as proposed or as to the effective date of any such final regulations.

     If, as is expected, more than 50 percent of the value of the each Equity Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, it will be eligible to file an election with the Internal Revenue Service to 'pass through' to its shareholders the amount of foreign income taxes (including withholding taxes) paid by such Equity Fund. Pursuant to this election a shareholder will: (1) include in gross income (in addition to the taxable dividends actually received) the shareholder's pro rata share of the foreign income taxes paid by such Equity Fund; (2) treat the shareholder's pro rata share of the foreign income taxes paid by such Equity Fund as paid by the shareholder; and (3) subject to certain limitations, either deduct the pro rata share of such foreign income taxes in computing the shareholder's taxable income or use it as a foreign tax credit against federal income taxes. Each shareholder will be notified within 60 days after the close of an Equity Fund's taxable year whether the foreign income taxes paid by an Equity Fund will 'pass through' for that year and, if so, such notification will designate the shareholder's portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources derived within each country.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's federal income tax (before the credit) attributable to the shareholder's total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each Equity Fund from its foreign source income will be treated as foreign source income. Each Equity Fund's gains and losses from the sale of securities, and certain currency gains and losses, will generally be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source 'passive income,' such as dividend income. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder's proportionate share of foreign income taxes paid by such Equity Fund. In addition, no deduction for foreign income taxes may be claimed by a shareholder who does not itemize deductions. Shareholders are advised to consult their own tax advisers on the application of the foreign tax credit rules to their own particular circumstances.

     Each Equity Fund's ability to dispose of portfolio securities may be limited by the requirement of qualification as a regulated investment company that less than 30% of an Equity Fund's gross income be derived from the disposition of securities held for less than three months.

     Each Equity Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Equity Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Equity Funds that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

     The foregoing discussion is a general summary of certain current federal income tax laws regarding the Equity Funds. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Equity Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Equity Funds.


                             PORTFOLIO TRANSACTIONS


     Subject to the general supervision of the Board of Trustees of the Equity Funds, the Adviser and Subadviser are responsible for the investment decisions and the placing of the orders for portfolio transactions for the Equity Funds. Portfolio transactions for the Equity Funds are normally effected by brokers.

     The Equity Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Equity Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser or Subadviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser or Subadviser. Such services may be used by the Adviser or Subadviser for all of their investment advisory accounts, and accordingly, not all such services may be used by the Adviser or Subadviser in connection with the Equity Funds. If an Equity Fund determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, the Equity Fund may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement or Subadviser under the Investment Subadvisory Agreement, and the expenses of the Adviser or Subadviser will not necessarily be reduced as a result of the receipt of such information.

     Neither the Equity Funds, the Adviser nor the Subadviser have entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions. Because of research or information to the Adviser or Subadviser for use in rendering investment advice to the Equity Funds, such information may be supplied at no cost to the Adviser or Subadviser and, therefore, may have the effect of reducing the expenses of the Adviser or Subadviser in rendering advice to the Equity Funds. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser and Subadviser probably does not reduce the overall expenses of the Adviser or Subadviser to any material extent.


     The investment information provided to the Adviser and Subadviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's and Subadviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Equity Funds effect securities transactions are used by the Adviser and Subadviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser and Subadviser in connection with the Equity Funds.

     The Equity Funds may deal in some instances in equity securities which are not listed on an exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Equity Funds seek to deal with the primary market-makers; but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, the Equity Funds will attempt to negotiate best execution.

     The Equity Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities, the Equity Funds' Distributor or other affiliates in accordance with the provisions of Section 11(a) of the Securities Exchange Act of 1934 referred to below. With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Equity Funds), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for the Equity Funds. The SEC has adopted rules under Section 11(a) which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

     To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of the Equity Funds provided that each Equity Fund enter into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services. The Trustees of the Equity Funds have granted authorization conforming to the requirements of Section 11(a) to the Adviser and Subadviser to effect transactions in portfolio securities of the Equity Funds through their affiliates, DLJ Securities and Autranet, Inc.

     For the year ended October 31, 1996, brokerage commissions paid by the Developing Markets Fund and International Equity Fund were $263,491 and $363,085, respectively. DLJ Securities and Autranet, Inc., affiliates of the Advisor and Sub-Advisor, did not receive any amounts of such brokerage commissions.

                               PORTFOLIO TURNOVER


     Each Equity Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. For the year ended October 31, 1996, the portfolio turnover rates for the Developing Markets Fund and the International Equity Fund were 26.76% and 94.12%, respectively. A higher rate involves greater transaction costs to an Equity Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


                       INVESTMENT PERFORMANCE INFORMATION


     Each Equity Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. 'Total return' represents the change in value of $1,000 invested at the maximum public offering price for a period assuming reinvestment of all dividends and distributions.


     Quotations of yield will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period ('net investment income') and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                            YIELD = 2[(A-B + 1)'pp'6  - 1]
                                                       ---
                                                        CD

where A = dividends and interest earned during the period, B = expenses accrued for the period (net of any reimbursements), C = the average daily number of shares outstanding during the period that were entitled to receive dividends, and D = the maximum offering price per share on the last day of the period.


     Quotations of average annual total return will reflect only the performance of an investment in any Equity Fund during the particular time period shown. Each Equity Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Equity Fund's current yield to yields published for other investment companies and other investment vehicles. Average annual total return and yield should also be considered relative to change in the value of each Equity Fund's shares and the risks associated with each Equity Fund's investment objectives, policies and risk considerations. At any time in the future, average annual total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

     From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Equity Fund. These sources include Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

     In connection with communicating its yield or average annual total return to current or prospective shareholders, each Equity Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Quotations of each Equity Fund's average annual total return will represent the average annual compounded rate of return of a hypothetical investment in each Equity Fund over periods of 1, 5, and 10 years (or up to the life of each Equity Fund), and are calculated pursuant to the following formula:

                                   P(1+T)'pp'n=ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). All average annual total return figures will reflect the deduction of Equity Fund expenses (net of certain expenses reimbursed by the Adviser and Subadviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed. The Equity Funds may also quote total return that eliminates any applicable initial sales charge or contingent deferred sales charge.

     For the year ended October 31, 1996, the average annual total return for the Class A and Class B shares of the Developing Markets Fund was +4.51% and +3.57%, respectively, and +8.35% and +7.52% for Class A and Class B shares, respectively, of the International Equity Fund. Assuming deduction of the maximum sales charge, the average annual total return for the Class A and Class B shares of the Developing Markets Fund was - 1.50% and - .43%, respectively, and +2.12% and +3.52 for Class A and Class B shares, respectively, of the International Equity Fund.


                         SHARES OF BENEFICIAL INTEREST




     Set forth below is certain information as to persons who owned 5% or more of a Fund's outstanding shares as of January 17, 1997.



             DEVELOPING MARKETS FUND                        NAME AND ADDRESS            % OF CLASS    NATURE OF OWNERSHIP
             -----------------------                ---------------------------------   ----------    --------------------
Class A...........................................  Hamilton E. James                      21.04         Beneficial(a)
                                                    Donaldson Lufkin & Jenrette
                                                    277 Park Avenue
                                                    New York, NY 10172
                                                    DLJ Growth Fund                         6.13           Record(a)
                                                    Bank of New York
                                                    One Wall Street
                                                    25th Floor
                                                    New York, NY 10286
Class B...........................................  Donaldson Lufkin Jenrette               5.36           Record(a)
                                                    Securities Corporation Inc.
                                                    P.O. Box 2052
                                                    Jersey City, NJ 07303-9998
                                                    Donaldson Lufkin Jenrette               5.15           Record(a)
                                                    Securities Corporation Inc.
                                                    P.O. Box 2052
                                                    Jersey City, NJ 07303-9998

            INTERNATIONAL EQUITY FUND
Class A...........................................  DLJ Growth Fund                         8.15           Record(a)
                                                    Bank of New York
                                                    One Wall Street
                                                    25th Floor
                                                    New York, NY 10286
                                                    Hamilton E. James                       7.87         Beneficial(a)
                                                    Donaldson Lufkin & Jenrette
                                                    277 Park Avenue
                                                    New York, NY 10172
                                                    Robert Winthrop                         5.89           Beneficial
                                                    c/o Wood Struthers & Winthrop
                                                    277 Park Avenue
                                                    New York, NY 10172
Class B...........................................  None

------------

(a) Such Recordholder disclaims beneficial ownership.

     As of the date of this Statement of Additional Information the Trustees and Officers of the Funds as a group owned less than 1% of the outstanding shares of either Fund.

                              GENERAL INFORMATION

ORGANIZATION AND CAPITALIZATION

     The Trust was formed on May 31, 1995 as a 'business trust' under the laws of the State of Delaware.


     The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Equity Funds is liable to the Equity Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the Equity Funds or the property of the appropriate Equity Fund for satisfaction of claims arising in connection with the affairs of an Equity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Equity Funds against all liability in connection with the affairs of the Equity Funds.

     All shares of the Equity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Equity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the laws of the State of Delaware.

COUNSEL AND INDEPENDENT AUDITORS

     Skadden, Arps, Slate, Meagher & Flom LLP, 919 Third Avenue, New York, New York 10022, serves as legal counsel for the Equity Funds.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, have been appointed as independent auditors for the Equity Funds.


ADDITIONAL INFORMATION


     This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Equity Funds with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.


FINANCIAL STATEMENTS


     The audited financial statements of each Equity Fund for the fiscal year ended October 31, 1996 and the report of the Funds' independent auditors in connection therewith are included in the October 31, 1996 Annual Report to Shareholders. The Annual Report is incorporated by reference into this Statement of Additional Information. You can obtain a copy of the Equity Funds' Annual Report by writing or calling the Equity Funds at the address or telephone numbers set forth on the cover of this Statement of Additional Information.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds.

                           RATINGS OF CORPORATE BONDS

S&P:

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S:


     Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


     Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

                                Other Information

     Item 24   FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements for the Winthrop Developing
               Markets Fund and the Winthrop International Equity Fund


               The following reports and financial statements are incorporated in Part B of this Registration Statement by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1996:

                    Report of Independent Auditors dated December 13, 1996; Statement of Investments as of October 31, 1996; Statement of Assets and Liabilities as of October 31, 1996; Statement of Operations for the year ended October 31, 1996; Statement of Changes in Net Assets for the year ended October 31, 1996; Financial Highlights for the period from September 8, 1995 (commencement of operations) through October 31, 1995 and for the year ended October 31, 1996; Notes to Financial Statements as of October 31, 1996.


               Included in the Prospectus constituting Part A of this Registration Statement:

                    Financial Highlights for the period from September 8, 1995 (commencement of operations) through October 31, 1995 (audited) and for the year ended October 31, 1996 (audited)

          (b)  Exhibits

               (1) Form of Agreement and Declaration of Trust
               (2) Form of Bylaws
               (3) Not Applicable
               (4) (a) Form of Stock Certificate of the Winthrop Developing
                       Markets Fund*
                   (b) Form of Stock Certificate of the Winthrop International
                       Equity Fund*
               (5) (a) Form of Investment Advisory Agreement for the Winthrop
                       Developing Markets Fund and the Winthrop International Equity Fund*
                   (b) Form of Sub-Advisory Agreement for the Winthrop
                       Developing Market Fund and the Winthrop International Equity Fund*
                   (c) Form of Investment Advisory Agreement for the Winthrop
                       Municipal Money Fund and the Winthrop U.S. Government Money Fund
               (6) Form of Distribution Agreement for the Winthrop Opportunity
                   Funds*
               (7) Not Applicable
               (8) Form of Custodial Services Agreement for the
                   Winthrop Opportunity Funds*
               (9) (a) Form of Custody Administration and Agency Agreement for
                       the Winthrop Developing Markets Fund and the Winthrop International Equity Fund*

                   (b) Form of Custody Administration and Agency Agreement for
                       the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund
                   (c) Form of Transfer Agent Services Agreement for the
                       Winthrop Developing Markets Fund and the Winthrop International Equity Fund*
                   (d) Form of Transfer Agent Services Agreement for the
                       Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund
                   (e) Form of Accounting Services Agreement for the Winthrop
                       Developing Markets Fund and the Winthrop International Equity Fund*
                   (f) Form of Accounting Services Agreement for the Winthrop
                       Municipal Money Fund and the Winthrop U.S. Government Money Fund

              (10) Legal Opinion*
              (11) Consent of Independent Auditors
              (12) Not Applicable
              (13) (a) Form of Subscription Agreement with initial shareholders for the Winthrop Developing Markets Fund and the Winthrop International Equity Fund*
                   (b) Form of Subscription Agreement with the initial
                       shareholders for the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund

              (14) Form of Prototype Retirement Plans*
              (15) (a) Rule 12b-1 Plans for the Winthrop Developing Markets Fund
                       and the Winthrop International Equity Fund*
                   (b) Rule 12b-1 Plans for the Winthrop Municipal Money Fund
                       and the Winthrop U.S. Government Money Fund

              (16) Schedule of Performance Calculation

              (17) (a) Financial Data Schedules**
                   (b)  Powers of Attorney*

              (18) Rule 18F-3 Plan*

        ----------------------------
           *    Previously filed.
          **    Included in the Prospectus.

     Item 25   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
               REGISTRANT

               Not Applicable

     Item 26   NUMBER OF HOLDERS OF SECURITIES


               Title of                                Numbers of Record
                Class                                  Holders (12/31/96)
               -------                                 ------------------
     Winthrop Developing Markets Fund-Class A                    408
     Winthrop Developing Markets Fund-Class B                    308
     Winthrop International Equity Fund-Class A                  422
     Winthrop International Equity Fund-Class B                  331

     Item 27   INDEMNIFICATION

               Registrant's Agreement and Declaration of Trust provides that the Trust (for the appropriate Money or Equity Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants and counsel fees, incurred in connection with the defense or disposition of any action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that such person's action was in the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               The Investment Advisory Agreements between Registrant and DLJ Investment Management Corp. (for the Money Funds) and Wood, Struthers & Winthrop Management Corp. (for the Equity Funds) (together, the "Advisors") and the Investment Sub-Advisory Agreement among the Registrant, AXA Asset Management Partenaires (the "Sub-Advisor") and Wood, Struthers & Winthrop Management Corp. (the "Sub-Advisory Agreement") provides that Advisors will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Advisors and Sub-Advisor against any liability to Registrant or its security holders to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

               The Sub-Advisory Agreement provides that the Sub- Advisor will indemnify Wood, Struthers & Winthrop Management Corp. and its directors, officers, employees, agents, associates and controlling persons while acting in any capacity set forth in the Sub-Advisory Agreement except such activities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties involved in the conduct of such person's office.

               The Sub-Advisory Agreement provides that Wood, Struthers & Winthrop Management Corp. will indemnify the Sub- Advisor and its directors, officers, employees, agents, associates and controlling persons while acting in any capacity set forth in the Sub-Advisory Agreement except such activities arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties involved in the conduct of such person's office.

               The Distribution Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of
     Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

               The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Investment Advisory Agreements between Registrant and the Advisors and the Distribution Agreement between Registration and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Investment Advisory Agreements are attached hereto as exhibit 6 or have been previously filed, and the Agreement and Declaration of Trust and the Distribution Agreement have been previously filed in response to Item 24.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               The Equitable Life Assurance Society of the United States (the parent of Advisors' parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by the Advisors. Under this policy, outside trustees would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

     Item 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               The description of the Advisers under the caption "Management" in the Prospectus and in the Statement of Additional

     Information constituting Parts A and B, respectively, of this Registration Statement as well as the Advisers' respective current Forms ADV are incorporated by reference herein.

     Item 29   PRINCIPAL UNDERWRITERS

          (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:
               Winthrop Focus Funds: Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, Winthrop Growth and Income Fund, Winthrop Municipal Trust Fund and Winthrop Growth Fund.

          (b) For information required with respect to the directors and officers of the Funds' Distributor, reference is made to the Form BD filed by the Distributor under the Securities Exchange Act of 1934.

          (c)  Not Applicable

     Item 30   LOCATION OF ACCOUNTS AND RECORDS

               The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Winthrop Opportunity Funds at 277 Park Avenue, New York, New York 10172 (see "Management" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.

     Item 31   MANAGEMENT SERVICES

               Not applicable

     Item 32   UNDERTAKINGS

          (a)  Not Applicable

          (b) Registrant will file a post-effective amendment containing unaudited financial statements for the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund within four to six months after effectiveness of Registrant's Registration Statement.

          (c) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration

     Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 24th day of January, 1997.

                                             Winthrop Opportunity Funds


                                                 /s/ G. Moffett Cochran
                                             By:-------------------------
                                                Name:  G. Moffett Cochran
                                                Title: President


     Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date included:



         Signature                 Title                       Date
         ---------                 -----                       ----


     /s/ G. Moffett Cochran
     ______________________  Trustee and President        January 24, 1997
     G. Moffett Cochran


     /s/ Martin Jaffe
     ______________________  Trustee and Vice President,  January 24, 1997
     Martin Jaffe            Secretary and Treasurer


     /s/ Robert E. Fischer
     ______________________  Trustee                      January 24, 1997
     Robert E. Fischer


     /s/ Wilmot H. Kidd III
     ______________________  Trustee                      January 24, 1997
     Wilmot H. Kidd III


     /s/ John W. Waller III
     ______________________  Trustee                      January 24, 1997
     John W. Waller III



                         Index of Exhibits to Form N-1A

               Exhibits

               (5)  (b)  Form of Investment Advisory Agreement for the
                         Winthrop Municipal Money Fund and the
                         Winthrop U.S. Government Money Fund

               (9)  (b)  Form of Custody Administration and Agency
                         Agreement for the Winthrop Municipal Money
                         Fund and the Winthrop U.S. Government Money
                         Fund

               (9)  (d)  Form of Transfer Agent Services Agreement for
                         the Winthrop Municipal Money Fund and the
                         Winthrop U.S. Government Money Fund

               (9)  (f)  Form of Accounting Services Agreement for the
                         Winthrop Municipal Money Fund and the
                         Winthrop U.S. Government Money Fund

               (11)      Consent of Independent Auditors
               (13) (b)  Form of Subscription Agreement with the

                         initial shareholders for the Winthrop
                         Municipal Money Fund and the Winthrop U.S.
                         Government Money Fund

               (14) (b) Rule 12b-1 Plans for the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund

               (16)      Schedule of Performance Calculation

                            STATEMENT OF DIFFERENCES
                            ------------------------
    Characters normally expressed as superscript shall be preceded by... 'pp'
    The dagger symbol shall be expressed as............................  `D'